UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08061

Diamond Hill Funds

(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Address of principal executive offices) (Zip code)

Thomas E. Line

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-255-3333

Date of fiscal year end: December 31

Date of reporting period: December 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Annual Report

December 31, 2020

Small Cap Fund	Global Fund
Small-Mid Cap Fund	International Fund
Mid Cap Fund	Short Duration Securitized Bond Fund
Large Cap Fund	Core Bond Fund
All Cap Select Fund	Corporate Credit Fund
Long-Short Fund	High Yield Fund

This material must be preceded or accompanied by a current prospectus.
Not FDIC Insured. May Lose Value. No Bank Guarantee.

DIAMOND HILL | FUNDS

Table of Contents

Mission and Guiding Principles	1
Management Discussion of Fund Performance (Unaudited)
Diamond Hill Small Cap Fund	2
Diamond Hill Small-Mid Cap Fund	4
Diamond Hill Mid Cap Fund	6
Diamond Hill Large Cap Fund	8
Diamond Hill All Cap Select Fund	10
Diamond Hill Long-Short Fund	12
Diamond Hill Global Fund	14
Diamond Hill International Fund	16
Diamond Hill Short Duration Securitized Bond Fund	18
Diamond Hill Core Bond Fund	20
Diamond Hill Corporate Credit Fund	22
Diamond Hill High Yield Fund	24
Financial Statements
Schedules of Investments	26
Statements of Assets & Liabilities	90
Statements of Operations	93
Statements of Changes in Net Assets	96
Financial Highlights	114
Notes to Financial Statements	138
Report of Independent Registered Public Accounting Firm	157
Other Items	159
Schedule of Shareholder Expenses	163
Management of the Trust	166

Cautionary Statement: At Diamond Hill, we pledge that, “we will communicate with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust.” Our views and opinions regarding the investment prospects of our portfolio holdings and Funds are “forward looking statements” which may or may not be accurate over the long term. While we believe we have a reasonable basis for our opinions, actual results may differ materially from those we anticipate. Information provided in this report should not be considered a recommendation to purchase or sell any particular security.

You can identify forward looking statements by words like “believe,” “expect,” “anticipate,” or similar expressions when discussing prospects for particular portfolio holdings and/or one of the Funds. We cannot assure future results. You should not place undue reliance on forward-looking statements, which speak only as of the date of this report. We disclaim any obligation to update or alter any forward-looking statements, whether as a result of new information, future events, or otherwise.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a Prospectus. Investors should consider the investment objectives, risks, charges, and expenses of the Diamond Hill Funds carefully before investing. The prospectus or summary prospectus contain this and other important information about the Fund(s) and are available at diamond-hill.com or by calling 888.226.5595. Please read the prospectus or summary prospectus carefully before investing. The Diamond Hill Funds are distributed by Foreside Financial Services, LLC (Member FINRA). Diamond Hill Capital Management, Inc., a registered investment adviser, serves as Investment Adviser to the Diamond Hill Funds and is paid a fee for its services. Diamond Hill Funds are not FDIC insured, may lose value, and have no bank guarantee.

Vision

At Diamond Hill, our goal is to be an exceptional active investment boutique that our clients trust to deliver excellent long-term investment outcomes from a team aligned with their success.

The Guiding Principles of Our Investment Philosophy

VALUE

We recognize that market price and investment value are independent in the short term but tend to converge over time.

LONG-TERM

We maintain a long-term focus both in investment analysis and management of our business.

DISCIPLINE

We invest with discipline to increase potential return and protect capital.

ALIGNMENT

We treat every investment as a partial ownership interest in that company and align our interests with our clients through significant personal investment in our strategies.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 1

Management Discussion of Fund Performance (Unaudited)

Diamond Hill Small Cap Fund

Investing Environment

The year 2020 was one for the history books as the coronavirus pandemic swept the globe. Economic activity ground to a halt as countries hardest hit by the pandemic faced closing businesses, spending declines and record unemployment levels. Despite unprecedented economic and market disruption, global equities posted positive returns in excess of 16% in 2020 (as measured by the MSCI All Country World Index) and U.S. stocks returned in excess of 18% (as measured by the S&P 500® Index), a remarkable advance given the economic backdrop. Technology stocks were clear winners in 2020 as the work from home (WFH) era took hold. Online retailers also did well, benefiting from a shift to online shopping in the wake of the pandemic. Energy stocks struggled as oil demand and prices fell on weak economic and transportation activity. In the back half of the year, central bank liquidity, fiscal stimulus, and optimism of rapid-to-market COVID-19 vaccines provided stocks a welcome tailwind.

Performance Discussion

Top contributors within the portfolio during the period included: homebuilder Green Brick Partners, Inc., mortgage servicing company Mr. Cooper Group, Inc., regional bank Live Oak Bancshares, Inc., ski resort owner and operator Vail Resorts, Inc. and consumer apparel manufacturer Hanesbrands, Inc. Bottom contributors during the period included: shipping and transportation company Kirby Corp., medical liability insurance company ProAssurance Corp., oil and gas exploration and production company WPX Energy, Inc., regional bank Cadence Bancorp (Cl A) and airline operator Alaska Air Group, Inc.

Fund Changes

During the period, we identified new investment opportunities and added positions to the portfolio including consumer apparel manufacturer Hanesbrands, Inc., rental and leasing services company PROG Holdings, Inc., medical device company LivaNova PLC, agriculture and transportation company Seaboard Corp., and electronics components manufacturer Sensata Technologies Holding PLC. Throughout the year, we closed positions in companies that reached our estimate of intrinsic value and to fund purchases of more attractive investment opportunities. Larger sales included: transportation products and services provider Trinity Industries, Inc., oil and gas exploration and production company WPX Energy, Inc., real estate investment trust iStar, Inc., rental and leasing services company Aaron’s Co., Inc., and infrastructure operations services provider Arcosa, Inc.

2 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Small Cap Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2020

	Inception Date	One Year	Three Years	Five Years	Ten Years	Expense Ratio
PERFORMANCE AT NAV WITHOUT SALES CHARGES
Class A	12/29/2000	(0.55)%	0.81%	5.28%	6.66%	1.26%
Class C	2/20/2001	(1.33)	0.04	4.48	5.87	2.01
Class I	4/29/2005	(0.28)	1.10	5.58	6.96	0.97
Class Y	12/30/2011	(0.17)	1.21	5.70	7.05	0.85
BENCHMARK
Russell 2000 Index		19.96	10.25	13.26	11.20	—
PERFORMANCE AT PUBLIC OFFERING PRICE INCLUDING SALES CHARGES*
Class A	12/29/2000	(5.51)	(0.89)	4.20	6.12	1.26
Class C	2/20/2001	(2.32)	0.04	4.48	5.87	2.01
* The maximum sales charge for Class A shares on purchases and for Class C shares on certain redemptions are 5.00% and 1.00%, respectively.

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill Small Cap Fund Class I(A) and the Russell 2000 Index.

(A)

The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Class A, Class C and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Russell 2000 Index (“Index”). The Index is an unmanaged market capitalization weighted index measuring performance of the smallest 2,000 companies by market capitalization in the Russell 3000 Index. The Russell 3000 Index is an unmanaged market capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index although they can invest in the underlying securities.

Historical performance for Class Y shares prior to its inception is based on the performance of Class A shares. Class Y performance has been adjusted to reflect differences in sales charges and expenses between classes.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.diamond-hill.com.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 3

Diamond Hill Small-Mid Cap Fund

Investing Environment

The year 2020 was one for the history books as the coronavirus pandemic swept the globe. Economic activity ground to a halt as countries hardest hit by the pandemic faced closing businesses, spending declines and record unemployment levels. Despite unprecedented economic and market disruption, global equities posted positive returns in excess of 16% in 2020 (as measured by the MSCI All Country World Index) and U.S. stocks returned in excess of 18% (as measured by the S&P 500® Index), a remarkable advance given the economic backdrop. Technology stocks were clear winners in 2020 as the work from home (WFH) era took hold. Online retailers also did well, benefiting from a shift to online shopping in the wake of the pandemic. Energy stocks struggled as oil demand and prices fell on weak economic and transportation activity. In the back half of the year, central bank liquidity, fiscal stimulus, and optimism of rapid-to-market COVID-19 vaccines provided stocks a welcome tailwind.

Performance Discussion

Top contributors within the portfolio during the period included: industrial distributor WESCO International, Inc., mortgage servicing company Mr. Cooper Group, Inc., regional bank SVB Financial Group, electronics components manufacturer Sensata Technologies Holding PLC and rental and leasing services company Aaron’s Co., Inc. Bottom contributors during the period included: shipping and transportation company Kirby Corp., oil and gas exploration and production company WPX Energy, Inc., real estate investment trust American Campus Communities, Inc., utility company UGI Corp. and medical liability insurance company ProAssurance Corp.

Fund Changes

During the period, we identified new investment opportunities and added positions to the portfolio including medical device company LivaNova PLC, business process management company WNS Holdings Ltd., property and casualty insurance company Loews Corp., real estate investment trust Douglas Emmett, Inc. and rental and leasing services company PROG Holdings, Inc. Throughout the year, we closed positions in companies that reached our estimate of intrinsic value and to fund purchases of more attractive investment opportunities. Larger sales included: insurance broker Willis Towers Watson PLC, coating products manufacturer Axalta Coating Systems Ltd., aircraft rental and leasing services company Aircastle Ltd., oil and gas exploration and production company WPX Energy, Inc. and specialty chemicals producer RPM International, Inc.

4 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Small-Mid Cap Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2020

	Inception Date	One Year	Three Years	Five Years	Ten Years	Expense Ratio
PERFORMANCE AT NAV WITHOUT SALES CHARGES
Class A	12/30/2005	1.03%	3.90%	7.44%	9.24%	1.20%
Class C	12/30/2005	0.29	3.14	6.65	8.43	1.95
Class I	12/30/2005	1.31	4.21	7.75	9.55	0.91
Class Y	12/30/2011	1.50	4.35	7.89	9.65	0.79
BENCHMARK
Russell 2500 Index		19.99	11.33	13.64	11.97	—
PERFORMANCE AT PUBLIC OFFERING PRICE INCLUDING SALES CHARGES*
Class A	12/30/2005	(4.03)	2.14	6.35	8.68	1.20
Class C	12/30/2005	(0.71)	3.14	6.65	8.43	1.95
* The maximum sales charge for Class A shares on purchases and for Class C shares on certain redemptions are 5.00% and 1.00%, respectively.

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill Small-Mid Cap Fund Class I(A) and the Russell 2500 Index.

(A)	The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Class A, Class C and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.
The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Russell 2500 Index (“Index”). The Index is an unmanaged market capitalization weighted index measuring performance of the smallest 2,500 companies by market capitalization in the Russell 3000 Index. The Russell 3000 Index is an unmanaged market capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index although they can invest in the underlying securities.

Historical performance for Class Y shares prior to its inception is based on the performance of Class A shares. Class Y performance has been adjusted to reflect differences in sales charges and expenses between classes.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.diamond-hill.com.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 5

Diamond Hill Mid Cap Fund

Investing Environment

The year 2020 was one for the history books as the coronavirus pandemic swept the globe. Economic activity ground to a halt as countries hardest hit by the pandemic faced closing businesses, spending declines and record unemployment levels. Despite unprecedented economic and market disruption, global equities posted positive returns in excess of 16% in 2020 (as measured by the MSCI All Country World Index) and U.S. stocks returned in excess of 18% (as measured by the S&P 500® Index), a remarkable advance given the economic backdrop. Technology stocks were clear winners in 2020 as the work from home (WFH) era took hold. Online retailers also did well, benefiting from a shift to online shopping in the wake of the pandemic. Energy stocks struggled as oil demand and prices fell on weak economic and transportation activity. In the back half of the year, central bank liquidity, fiscal stimulus, and optimism of rapid-to-market COVID-19 vaccines provided stocks a welcome tailwind.

Performance Discussion

Top contributors within the portfolio during the period included: regional bank SVB Financial Group, mortgage servicing company Mr. Cooper Group, Inc., diversified industrial and aerospace manufacturer Parker-Hannifin Corp., property and casualty insurance company American International Group, Inc. and regional bank First Republic Bank. Bottom contributors during the period included: airline operator United Airlines Holdings, Inc., property and casualty insurance company Loews Corp., shipping and transportation company Kirby Corp., regional bank BankUnited, Inc. and oil and gas exploration and production company Noble Energy, Inc.

Fund Changes

During the period, we identified new investment opportunities and added positions to the portfolio including property and casualty insurance company American International Group, Inc., information technology services provider Cognizant Technology Solutions Corp. (Cl A), semiconductor products manufacturer NXP Semiconductors N.V., consumer apparel manufacturer VF Corp. and real estate investment trust Douglas Emmett, Inc. Throughout the year, we closed positions in companies that reached our estimate of intrinsic value and to fund purchases of more attractive investment opportunities. Larger sales included: coating products manufacturer Axalta Coating Systems Ltd., airline operator United Airlines Holdings, Inc., oil and gas exploration and production company Noble Energy, Inc., specialty chemicals producer RPM International, Inc. and oil and gas exploration and production company Devon Energy Corp.

6 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Mid Cap Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2020

	Inception Date	One Year	Three Years	Five Years	Since Inception (12/31/13)	Expense Ratio
PERFORMANCE AT NAV WITHOUT SALES CHARGES
Class A	12/31/2013	(2.01)%	3.19%	7.44%	6.43%	1.06%
Class I	12/31/2013	(1.76)	3.49	7.74	6.74	0.77
Class Y	12/31/2013	(1.66)	3.61	7.86	6.85	0.65
BENCHMARK
Russell Midcap Index		17.10	11.61	13.40	10.96	—
PERFORMANCE AT PUBLIC OFFERING PRICE INCLUDING SALES CHARGES*
Class A	12/31/2013	(6.90)	1.43	6.35	5.64	1.06
* The maximum sales charge for Class A shares on purchases is 5.00%.

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill Mid Cap Fund Class I(A) and the Russell Midcap Index.

(A)

The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Class A and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Russell Midcap Index (“Index”). The Index is an unmanaged market capitalization weighted index measuring performance of the smallest 800 companies by market capitalization in the Russell 1000 Index. The Russell 1000 Index is an unmanaged market capitalization weighted index measuring the performance of the largest 1,000 companies by market capitalization in the Russell 3000 Index. The Russell 3000 Index is an unmanaged market capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index although they can invest in the underlying securities.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.diamond-hill.com.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 7

Diamond Hill Large Cap Fund

Investing Environment

The year 2020 was one for the history books as the coronavirus pandemic swept the globe. Economic activity ground to a halt as countries hardest hit by the pandemic faced closing businesses, spending declines and record unemployment levels. Despite unprecedented economic and market disruption, global equities posted positive returns in excess of 16% in 2020 (as measured by the MSCI All Country World Index) and U.S. stocks returned in excess of 18% (as measured by the S&P 500® Index), a remarkable advance given the economic backdrop. Technology stocks were clear winners in 2020 as the work from home (WFH) era took hold. Online retailers also did well, benefiting from a shift to online shopping in the wake of the pandemic. Energy stocks struggled as oil demand and prices fell on weak economic and transportation activity. In the back half of the year, central bank liquidity, fiscal stimulus, and optimism of rapid-to-market COVID-19 vaccines provided stocks a welcome tailwind.

Performance Discussion

Top contributors during the period included: health care products manufacturer Abbott Laboratories, HVAC products and services provider Carrier Global Corp., private equity firm KKR & Co., Inc., social media company Facebook, Inc. (Cl A) and software and information technology services provider Microsoft Corp. Bottom contributors during the period included: banking and financial services company Citigroup, Inc., banking and payment services company Discover Financial Services, aerospace and defense company Raytheon Technologies Corp., airline operator United Airlines Holdings, Inc. and tobacco product manufacturer Philip Morris International, Inc.

Fund Changes

During the period, we identified new investment opportunities and added positions to the portfolio including: consumer food and beverage products manufacturer Mondelez International, Inc. (Cl A), banking and financial services company Bank of America Corp., consumer apparel manufacturer VF Corp., information technology services provider Cognizant Technology Solutions Corp. (Cl A) and regional bank Truist Financial Corp. Throughout the year, we closed positions in companies that reached our estimate of intrinsic value and to fund purchases of more attractive investment opportunities. Larger sales included: banking and financial services company Citigroup, Inc., media and technology company Alphabet, Inc. (Cl A), aerospace and defense company Raytheon Technologies Corp., software and information technology services provider Microsoft Corp. and life sciences tools company Thermo Fisher Scientific, Inc.

8 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Large Cap Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2020

	Inception Date	One Year	Three Years	Five Years	Ten Years	Expense Ratio
PERFORMANCE AT NAV WITHOUT SALES CHARGES
Class A	6/29/2001	8.65%	8.87%	12.08%	11.71%	0.96%
Class C	9/25/2001	7.84	8.06	11.24	10.88	1.71
Class I	1/31/2005	8.97	9.18	12.41	12.02	0.67
Class Y	12/30/2011	9.07	9.30	12.53	12.12	0.55
BENCHMARK
Russell 1000 Index		20.96	14.82	15.60	14.01	—
PERFORMANCE AT PUBLIC OFFERING PRICE INCLUDING SALES CHARGES*
Class A	6/29/2001	3.22	7.03	10.94	11.14	0.96
Class C	9/25/2001	6.84	8.06	11.24	10.88	1.71
* The maximum sales charge for Class A shares on purchases and for Class C shares on certain redemptions are 5.00% and 1.00%, respectively.

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill Large Cap Fund Class I(A) and the Russell 1000 Index.

(A)

The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Class A, Class C and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Russell 1000 Index (“Index”). The Index is an unmanaged market capitalization weighted index measuring the performance of the largest 1,000 companies by market capitalization in the Russell 3000 Index. The Russell 3000 Index is an unmanaged market capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index although they can invest in the underlying securities.

Historical performance for Class Y shares prior to its inception is based on the performance of Class A shares. Class Y performance has been adjusted to reflect differences in sales charges and expenses between classes.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.diamond-hill.com.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 9

Diamond Hill All Cap Select Fund

Investing Environment

The year 2020 was one for the history books as the coronavirus pandemic swept the globe. Economic activity ground to a halt as countries hardest hit by the pandemic faced closing businesses, spending declines and record unemployment levels. Despite unprecedented economic and market disruption, global equities posted positive returns in excess of 16% in 2020 (as measured by the MSCI All Country World Index) and U.S. stocks returned in excess of 18% (as measured by the S&P 500® Index), a remarkable advance given the economic backdrop. Technology stocks were clear winners in 2020 as the work from home (WFH) era took hold. Online retailers also did well, benefiting from a shift to online shopping in the wake of the pandemic. Energy stocks struggled as oil demand and prices fell on weak economic and transportation activity. In the back half of the year, central bank liquidity, fiscal stimulus, and optimism of rapid-to-market COVID-19 vaccines provided stocks a welcome tailwind.

Performance Discussion

Top contributors within the portfolio during the period included: mortgage servicing company Mr. Cooper Group, Inc., industrial distributor WESCO International, Inc., private equity firm KKR & Co., Inc., consumer apparel manufacturer Hanesbrands, Inc. and payment processing and services provider Visa, Inc. (Cl A). Bottom contributors during the period included: airline operators United Airlines Holdings, Inc. and Copa Holdings, S.A. (Cl A), life insurance company MetLife, Inc., casino operator Red Rock Resorts, Inc. (Cl A) and banking and financial services company Citigroup, Inc.

Fund Changes

During the period, we identified investment opportunities and added positions to the portfolio including industrial distributor WESCO International, Inc., agriculture and transportation company Seaboard Corp., specialty chemicals producer W.R. Grace & Co., custom printing services provider Cimpress PLC and consumer food and beverage products manufacturer Mondelez International, Inc. (Cl A). Throughout the year, we closed positions that reached our estimate of intrinsic value and to fund purchases of more attractive investment opportunities. Larger sales included: life insurance company MetLife, Inc., media and technology company Alphabet, Inc. (Cl A), tobacco products manufacturer Philip Morris International, Inc., ski resort owner and operator Vail Resorts, Inc. and freight transportation management company Hub Group, Inc. (Cl A).

10 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill All Cap Select Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2020

	Inception Date	One Year	Three Years	Five Years	Ten Years	Expense Ratio
PERFORMANCE AT NAV WITHOUT SALES CHARGES
Class A	12/30/2005	14.30%	9.34%	11.38%	11.38%	1.16%
Class C	12/30/2005	13.42	8.51	10.55	10.55	1.91
Class I	12/30/2005	14.57	9.64	11.70	11.68	0.87
Class Y	12/30/2011	14.70	9.77	11.82	11.78	0.75
BENCHMARK
Russell 3000 Index		20.89	14.49	15.43	13.79	—
PERFORMANCE AT PUBLIC OFFERING PRICE INCLUDING SALES CHARGES*
Class A	12/30/2005	8.59	7.49	10.25	10.81	1.16
Class C	12/30/2005	12.42	8.51	10.55	10.55	1.91
* The maximum sales charge for Class A shares on purchases and for Class C shares on certain redemptions are 5.00% and 1.00%, respectively.

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill All Cap Select Fund Class I(A) and the Russell 3000 Index.

(A)

The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Class A, Class C and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Russell 3000 Index (“Index”). The Index is an unmanaged market capitalization weighted index measuring the performance of the 3,000 largest U.S. companies by total market capitalization. The Index does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index although they can invest in the underlying securities.

Historical performance for Class Y shares prior to its inception is based on the performance of Class A shares. Class Y performance has been adjusted to reflect differences in sales charges and expenses between classes.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.diamond-hill.com.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 11

Diamond Hill Long-Short Fund

Investing Environment

The year 2020 was one for the history books as the coronavirus pandemic swept the globe. Economic activity ground to a halt as countries hardest hit by the pandemic faced closing businesses, spending declines and record unemployment levels. Despite unprecedented economic and market disruption, global equities posted positive returns in excess of 16% in 2020 (as measured by the MSCI All Country World Index) and U.S. stocks returned in excess of 18% (as measured by the S&P 500® Index), a remarkable advance given the economic backdrop. Technology stocks were clear winners in 2020 as the work from home (WFH) era took hold. Online retailers also did well, benefiting from a shift to online shopping in the wake of the pandemic. Energy stocks struggled as oil demand and prices fell on weak economic and transportation activity. In the back half of the year, central bank liquidity, fiscal stimulus, and optimism of rapid-to-market COVID-19 vaccines provided stocks a welcome tailwind.

Performance Discussion

Top contributors within the portfolio during the period included: private equity firm KKR & Co., Inc. (long), software and information technology services provider Microsoft Corp. (long), social media company Facebook, Inc. (Cl A) (long), media and technology company Alphabet, Inc. (Cl A) (long) and regional bank SVB Financial Group (long). Bottom contributors during the period included: airline operator United Airlines Holdings, Inc. (long), electric car manufacturer Tesla, Inc. (short), alcoholic beverage manufacturer Boston Beer Company, Inc. (Cl A) (short), banking and financial services company Citigroup, Inc. (long) and shipping and transportation company Kirby Corp. (long).

Fund Changes

During the period, we identified new investment opportunities and added positions to the portfolio including banking and financial services company Bank of America Corp. (long), regional bank Truist Financial Corp. (long), consumer food and beverage products manufacturer Mondelez International, Inc. (Cl A) (long), consumer apparel manufacturer VF Corp. (long) and payment processing and services provider Visa, Inc. (Cl A) (long). Throughout the year, we eliminated positions in companies that reached our estimate of intrinsic value and to fund purchases of more attractive investment opportunities. Larger sales included: airline operator United Airlines Holdings, Inc. (long), specialty pharmaceutical company Allergan PLC (long), property and casualty insurance company Cincinnati Financial Corp. (short), utility company Consolidated Edison, Inc. (short) and aerospace and defense company Raytheon Technologies Corp. (long).

12 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Long-Short Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2020

	Inception Date	One Year	Three Years	Five Years	Ten Years	Expense Ratio
PERFORMANCE AT NAV WITHOUT SALES CHARGES
Class A	6/30/2000	(0.55)%	4.21%	5.68%	6.68%	1.81%
Class C	2/13/2001	(1.32)	3.42	4.88	5.88	2.56
Class I	1/31/2005	(0.27)	4.51	5.99	6.98	1.52
Class Y	12/30/2011	(0.19)	4.62	6.10	7.07	1.40
BENCHMARK
Russell 1000 Index		20.96	14.82	15.60	14.01	—
60% Russell 1000 Index/40% ICE BofA U.S. T-Bill 0-3 Month Index		13.30	9.81	9.92	8.70	—
PERFORMANCE AT PUBLIC OFFERING PRICE INCLUDING SALES CHARGES*
Class A	6/30/2000	(5.51)	2.43	4.60	6.13	1.81
Class C	2/13/2001	(2.29)	3.42	4.88	5.88	2.56
* The maximum sales charge for Class A shares on purchases and for Class C shares on certain redemptions are 5.00% and 1.00%, respectively.

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill Long-Short Fund Class I(A), the Russell 1000 Index and the Blended Index (60% Russell 1000 Index and 40% ICE BofA U.S. T-Bill 0-3 Month Index)

(A)

The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Class A, Class C and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Russell 1000 Index and the blended index. The Russell 1000 Index is an unmanaged market capitalization weighted index measuring the performance of the largest 1,000 companies by market capitalization in the Russell 3000 Index. The Russell 3000 Index is an unmanaged market capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization. The Blended Index represents a 60% weighting of the Russell 1000 Index as described above and a 40% weighting of the ICE BofA U.S. T-Bill 0-3 Month Index. The ICE BofA U.S. T-Bill 0-3 Month Index is an unmanaged index measuring the performance of U.S. dollar denominated U.S. Treasury Bills with a term to maturity of less than 3 months. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by Diamond Hill Capital Management, Inc. ICE Data and its third party suppliers accept no liability in connection with its use. See diamond-hill.com for a full copy of the disclaimer. These indices do not incur fees and expenses (which would lower returns) and are not available for direct investment. ICE Data was not involved in the creation of the blended index. Both indices do not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index although they can invest in the underlying securities.

Historical performance for Class Y shares prior to its inception is based on the performance of Class A shares. Class Y performance has been adjusted to reflect differences in sales charges and expenses between classes.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.diamond-hill.com.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 13

Diamond Hill Global Fund

Investing Environment

The year 2020 was one for the history books as the coronavirus pandemic swept the globe. Economic activity ground to a halt as countries hardest hit by the pandemic faced closing businesses, spending declines and record unemployment levels. Despite unprecedented economic and market disruption, global equities posted positive returns in excess of 16% in 2020 (as measured by the MSCI All Country World Index) and U.S. stocks returned in excess of 18% (as measured by the S&P 500® Index), a remarkable advance given the economic backdrop. Technology stocks were clear winners in 2020 as the work from home (WFH) era took hold. Online retailers also did well, benefiting from a shift to online shopping in the wake of the pandemic. Energy stocks struggled as oil demand and prices fell on weak economic and transportation activity. In the back half of the year, central bank liquidity, fiscal stimulus, and optimism of rapid-to-market COVID-19 vaccines provided stocks a welcome tailwind.

Performance Discussion

Top contributors within the portfolio during the period included: U.S.-based consumer apparel company Hanesbrands, Inc., U.S.-based media and entertainment company Walt Disney Co., Korean consumer electronics manufacturer Samsung Electronics Co. Ltd., French aerospace and defense company Safran S.A., and U.S.-based online travel services provider Booking Holdings, Inc. Bottom contributors within the portfolio during the period included: U.S.-based airline operators Copa Holdings S.A. (Cl A) and United Airlines Holdings, Inc., U.S.-based shipping and transportation company Kirby Corp., U.S.-based casino operator Red Rock Resorts, Inc. (Cl A) and U.S.-based insurance company American International Group, Inc. Portfolio turnover was unusually high in 2020 for two primary reasons. First, COVID created significant business risk and elevated equity volatility throughout 2020. These factors influenced our trading activity during the first three quarters of 2020. Second, Rick Snowdon stepped away as portfolio manager of the Global strategy in October 2020. We subsequently made substantial changes to the strategy’s holdings. We expect portfolio turnover will be significantly lower in 2021.

Fund Changes

During the period, we identified new investment opportunities and added positions to the portfolio including: U.S.-based integrated oil and gas company Chevron Corp., Canadian wireless telecommunications services provider Rogers Communications, Inc. (Cl B), U.K.-based alcoholic beverage manufacturer Diageo PLC, U.K.-based consumer goods company Unilever NV and Japanese telecommunications services provider KDDI Corp. Throughout the year, we closed positions in companies that reached our estimate of intrinsic value and to fund purchases of more attractive investment opportunities. Larger sales included: casino operator Red Rock Resorts, Inc. (Cl A), airline operator Copa Holdings S.A. (Cl A), reinsurance company Scor SE, private banking products and services provider Julius Baer Group AG and life insurance company MetLife, Inc.

14 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Global Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2020

	Inception Date	One Year	Three Years	Five Years*	Since Inception*	Expense Ratio
PERFORMANCE AT NAV WITHOUT SALES CHARGES
Class A	12/29/2017	1.35%	3.88%	9.77%	6.35%	1.13%
Class I	12/29/2017	1.66	4.19	10.11	6.68	0.84
Class Y	12/29/2017	1.77	4.32	10.23	6.79	0.72
BENCHMARK
Morningstar Global Markets Index		16.07	9.73	12.11	8.80	—
PERFORMANCE AT PUBLIC OFFERING PRICE INCLUDING SALES CHARGES**
Class A	12/29/2017	(3.70)	2.11	8.65	5.57	1.13
** The maximum sales charge for Class A shares on purchases is 5.00%.

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill Global Fund Class I(A) and the Morningstar Global Markets Index.

(A)

The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Class A and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents the comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Morningstar Global Markets Index (“Index”). The Index is an unmanaged, float market capitalization weighted index measuring the performance of more than 7,000 securities and is designed to cover 97% of the equity market capitalization of developed and emerging markets. The index (net) returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties. Withholding rates applicable to the fund may be lower. The Index does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index although they can invest in the underlying securities.

*

The quoted performance of the Fund reflects the past performance of Diamond Hill Global Fund L.P. (the “Global Partnership”), a private fund managed with full investment authority by the Fund’s Adviser. The Fund is managed in all material respects in a manner equivalent to the management of the predecessor unregistered fund. The performance of the Global Partnership has been restated to reflect the net expenses and maximum applicable sales charge of the Fund for its initial years of investment operation. The Global Partnership was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Global Partnership had been registered under the 1940 Act, its performance may have been adversely affected. Performance is measured from December 31, 2013, the inception of the Global Partnership and is not the performance of the Fund. The assets of the Global Partnership were converted, based on their value on December 29, 2017, into assets of the Fund. The Global Partnership’s past performance is not necessarily an indication of how the Fund will perform in the future either before or after taxes.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, maybe worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.diamond-hill.com.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 15

Diamond Hill International Fund

Investing Environment

The year 2020 was one for the history books as the coronavirus pandemic swept the globe. Economic activity ground to a halt as countries hardest hit by the pandemic faced closing businesses, spending declines and record unemployment levels. Despite unprecedented economic and market disruption, global equities posted positive returns in excess of 16% in 2020 (as measured by the MSCI All Country World Index) and U.S. stocks returned in excess of 18% (as measured by the S&P 500® Index), a remarkable advance given the economic backdrop. Technology stocks were clear winners in 2020 as the work from home (WFH) era took hold. Online retailers also did well, benefiting from a shift to online shopping in the wake of the pandemic. Energy stocks struggled as oil demand and prices fell on weak economic and transportation activity. In the back half of the year, central bank liquidity, fiscal stimulus, and optimism of rapid-to-market COVID-19 vaccines provided stocks a welcome tailwind.

Performance Discussion

Top contributors within the portfolio during the period included: Korean consumer electronics manufacturer Samsung Electronics Co., Ltd., Hong Kong-based internet and advertising services provider Tencent Holdings, Taiwan-based semiconductor manufacturer Taiwan Semiconductor Manufacturing Co., U.S.-based media and technology company Alphabet, Inc. (Cl A) and U.S.-based social media company Facebook, Inc. (Cl A). Bottom contributors within the portfolio during the period included: U.S.-based airline operator Copa Holdings, U.S.-based global motorsport racing league Formula One Group, Canadian property and casualty insurance company Fairfax Financial Holdings Ltd., French transportation and communications logistics company Bolloré S.A. and U.K.-based telecommunications services provider BT Group PLC.

Fund Changes

During the period, we identified new investment opportunities and added positions to the portfolio including: U.S.-based media and technology company Alphabet, Inc. (Cl A), U.K.-based hospitality company InterContinental Hotels Group, Netherlands-based global consumer internet group Prosus NV, Canadian telecommunications services provider Rogers Communications, Inc. (Cl B) and Mexican beverage and retail company Fomento Economico Mexicano SAB de CV. Throughout the year, we closed positions in companies that reached our estimate of intrinsic value and to fund purchases of more attractive investment opportunities. Larger sales included: asset manager Fairfax India Holdings Corp., Japanese telecommunications services provider KDDI Corp., reinsurance company Scor SE, French transportation and communications logistics company Bolloré S.A. and Swiss financial services company Credit Suisse Group AG.

16 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill International Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2020

	Inception Date	One Year	Three Years*	Ten Years*	Expense Ratio
PERFORMANCE AT NAV WITHOUT SALES CHARGES
Class A	6/28/2019	6.48%	5.31%	11.08%	1.14%
Class I	6/28/2019	6.74	5.60	11.39	0.85
Class Y	6/28/2019	6.81	5.70	11.51	0.73
BENCHMARK
Morningstar Global Markets ex U.S. Index		11.17	5.07	10.25	—
PERFORMANCE AT PUBLIC OFFERING PRICE INCLUDING SALES CHARGES**
Class A	6/28/2019	1.17	3.53	9.66	1.14
** The maximum sales charge for Class A shares on purchases is 5.00%.

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill International Fund Class I(A) and the Morningstar Global Markets ex U.S. Index.

(A)

The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Class A and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents the comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Morningstar Global Markets ex U.S. Index (“Index”). The Index is an unmanaged, float market capitalization weighted index measuring the performance of more than 6,000 securities and is designed to cover 97% of the equity market capitalization of developed and emerging markets excluding the United States. The index (net) returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties. Withholding rates applicable to the fund may be lower. The Index does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index although they can invest in the underlying securities.

*

The quoted performance of the Fund reflects the past performance of Diamond Hill International Fund L.P. (the “International Partnership”), a private fund managed with full investment authority by the Fund’s Adviser. The Fund is managed in all material respects in a manner equivalent to the management of the predecessor unregistered fund. The performance of the International Partnership has been restated to reflect the net expenses and maximum applicable sales charge of the Fund for its initial years of investment operation. The International Partnership was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the International Partnership had been registered under the 1940 Act, its performance may have been adversely affected. Performance is measured from December 30, 2016, the inception of the International Partnership and is not the performance of the Fund. The assets of the International Partnership were converted, based on their value on June 28, 2019, into assets of the Fund. The International Partnership’s past performance is not necessarily an indication of how the Fund will perform in the future either before or after taxes.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, maybe worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.diamond-hill.com.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 17

Diamond Hill Short Duration Securitized Bond Fund

Investing Environment

Throughout the year, Federal Reserve and U.S. Treasury intervention played a key role in fixed income markets. In Q1 2020, the Federal Reserve cut rates in response to signs of a slowing economy exacerbated by an oil production glut as OPEC and Russia failed to come to terms on production cuts. Starting mid-March, as it became clear the coronavirus pandemic would result in widescale business shutdowns, central banks globally moved quickly and decidedly to provide liquidity and support while governments directed stimulus support to citizens and businesses facing economic uncertainty. Corporate bond purchasing programs initiated by the U.S. government were barely utilized but served as the impetus for a historic pace of debt issuance in both investment grade and high yield corporate credit markets.

Performance Discussion

During a volatile year, the Short Duration Securitized Bond Fund trailed the Bloomberg Barclays U.S. 1-3 Yr. Gov./Credit Index. Relative performance in 2020 was the result of two materially different market environments. From the start of the year through mid-April, the Fund’s relative performance trailed amid the rapid deterioration of the securitized sector, particularly asset-backed securities (ABS) where the Fund had a sizable overweight, due largely to technical dislocations rather than weakening fundamentals. From mid-April through year-end, the Fund solidly outpaced the index and delivered strong absolute returns—though not enough to offset earlier relative weakness—as the securitized sector rallied on the strength of the underlying loans in the securities and general market stabilization. Relative strength during that period was dampened by the Fund’s underweight position to credit sectors as they surged from mid-April through year-end.

Fund Changes

The most significant change in Fund positioning was a decrease in allocation to ABS and an increase in allocation to commercial mortgage-backed securities (CMBS). This change was not the result of a lack of opportunities in the ABS market. Rather, the growth of the Fund and the more compelling opportunities among CMBS led to the positioning shift. The Fund’s position in short-term Treasury debt shifted to the money market sweep vehicle. As rates on the shorter end of the curve remained anchored with the Federal Reserve’s move to cut rates to zero in March, the attractiveness of the Treasury market diminished, making a comparably yielding sweep vehicle a more compelling option to maintain liquidity.

18 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2020

	Inception Date	One Year	Three Years	Since Inception	Expense Ratio
PERFORMANCE AT NAV WITHOUT SALES CHARGES
Class A	7/5/2016	2.87%	3.39%	3.42%	0.82%
Class I	7/5/2016	3.08	3.70	3.72	0.53
Class Y	7/5/2016	3.29	3.84	3.84	0.41
BENCHMARK
Bloomberg Barclays U.S. 1-3 Yr. Government/Credit Index		3.33	2.98	2.07	—
PERFORMANCE AT PUBLIC OFFERING PRICE INCLUDING SALES CHARGES*
Class A	7/5/2016	0.58	2.62	2.90	0.82
* The maximum sales charge for Class A shares on purchases is 2.25%.

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill Short Duration Securitized Bond Fund Class I(A) and Bloomberg Barclays U.S. 1-3 Yr. Government/Credit Index.

(A)

The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Class A and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Bloomberg Barclays U.S. 1-3 Yr. Government/Credit Index (“Index”). The Index is an unmanaged index measuring the performance of investment grade government and corporate bonds with maturities of one to three years. The Index does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index although they can invest in the underlying securities.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.diamond-hill.com.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 19

Diamond Hill Core Bond Fund

Investing Environment

Throughout the year, Federal Reserve and U.S. Treasury intervention played a key role in fixed income markets. In Q1 2020, the Federal Reserve cut rates in response to signs of a slowing economy exacerbated by an oil production glut as OPEC and Russia failed to come to terms on production cuts. Starting mid-March, as it became clear the coronavirus pandemic would result in widescale business shutdowns, central banks globally moved quickly and decidedly to provide liquidity and support while governments directed stimulus support to citizens and businesses facing economic uncertainty. Corporate bond purchasing programs initiated by the U.S. government were barely utilized but served as the impetus for a historic pace of debt issuance in both investment grade and high yield corporate credit markets.

Performance Discussion

During a volatile year, the Core Bond Fund outperformed the Bloomberg Barclays U.S. Aggregate Bond Index. The overweight position to securitized assets was the main driver of relative performance during the calendar year, with the strongest contribution coming from the asset-backed securities (ABS) sector. Within that sector, auto and consumer ABS were the best performers, rebounding strongly through the year from low points in March and April. Security selection within the mortgage-backed securities (MBS) sector was a key contributor as agency collateralized mortgage obligations (CMO) outpaced plain vanilla pass-through MBS. Credit rebounded from the early pains of the year to deliver one of the best returns over the past decade, despite record levels of issuance flooding the market. The Fund’s underweight to the credit sectors detracted from performance despite strong security selection. The Treasury market rallied throughout the year, and the Fund’s underweight detracted from performance.

Fund Changes

Sector changes to the Core Bond Fund are based on an investment philosophy focusing on a bottom-up security selection process. The duration positioning (sensitivity to interest rate fluctuations) relative to the benchmark remained in a range of 93% - 98% due to the uncertain trajectory of rates during a volatile year. The allocation to ABS remained fairly steady, though changes were made within the sector as opportunities presented themselves during periods of market dislocation. As corporate spreads rallied from the end of March through the end of the year, opportunities in other sectors resulted in a slight decrease in the allocation to the corporate credit sector. The most significant change in portfolio positioning was in the MBS space, both residential and commercial, as spread levels in these market areas of the provided opportunities for the Fund.

20 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2020

	Inception Date	One Year	Three Years	Since Inception	Expense Ratio
PERFORMANCE AT NAV WITHOUT SALES CHARGES
Class A	7/5/2016	7.60%	5.46%	3.96%	0.76%
Class I	7/5/2016	7.94	5.77	4.27	0.47
Class Y	7/5/2016	8.04	5.92	4.38	0.35
BENCHMARK
Bloomberg Barclays U.S. Aggregate Index		7.51	5.34	3.59	—
PERFORMANCE AT PUBLIC OFFERING PRICE INCLUDING SALES CHARGES*
Class A	7/5/2016	3.83	4.21	3.14	0.76
* The maximum sales charge for Class A shares on purchases is 3.50%.

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill Core Bond Fund Class I(A) and Bloomberg Barclays U.S. Aggregate Index.

(A)

The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Class A and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Bloomberg Barclays U.S. Aggregate Index (“Index”). The Index is an unmanaged index measuring performance of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage passthrough, and asset-backed securities. The Index does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index although they can invest in the underlying securities.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.diamond-hill.com.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 21

Diamond Hill Corporate Credit Fund

Investing Environment

Throughout the year, Federal Reserve and U.S. Treasury intervention played a key role in fixed income markets. In Q1 2020, the Federal Reserve cut rates in response to signs of a slowing economy exacerbated by an oil production glut as OPEC and Russia failed to come to terms on production cuts. Starting mid-March, as it became clear the coronavirus pandemic would result in widescale business shutdowns, central banks globally moved quickly and decidedly to provide liquidity and support while governments directed stimulus support to citizens and businesses facing economic uncertainty. Corporate bond purchasing programs initiated by the U.S. government were barely utilized but served as the impetus for a historic pace of debt issuance in both investment grade and high yield corporate credit markets.

Performance Discussion

The retail sector contributed most to total and relative return in 2020. Within retail, areas such as department stores and discount stores generated significant relative return, with department stores generating strong total returns despite index peers in aggregate being negative on the year. The difference in credit quality distribution between the Fund and the index also contributed to solid relative performance in 2020. The index is dominated by investment grade positions with a small allocation to high yield, while the Fund has much greater exposure to opportunities in the high yield market. That said, the strong rally in the investment grade corporate market did weigh on relative performance.

Fund Changes

The most significant change to Fund positioning occurred amid the market dislocation during March and April as both investment grade and high yield corporate spreads widened and unique opportunities presented themselves. A shift into long-dated, investment grade corporate securities began in late March and early April, soon after the Federal Reserve and Treasury announced plans to purchase not only corporate ETFs but cash bonds as well, with the intention of providing support for corporate bonds. By the end of the second quarter, the allocation to investment grade shifted back almost to where it began the year. This opportunistic and temporary shift was beneficial to relative performance while improving overall credit quality.

22 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Corporate Credit Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2020

	Inception Date	One Year	Three Years	Five Years	Ten Years	Expense Ratio
PERFORMANCE AT NAV WITHOUT SALES CHARGES
Class A	9/30/2002	9.49%	7.39%	8.32%	6.44%	0.91%
Class C	9/30/2002	8.65	6.60	7.51	5.65	1.66
Class I	1/31/2005	9.74	7.73	8.64	6.74	0.62
Class Y	12/30/2011	9.88	7.86	8.75	6.82	0.50
BENCHMARK
ICE BofA U.S. Corporate & High Yield Index		9.34	6.91	7.07	5.83	—
PERFORMANCE AT PUBLIC OFFERING PRICE INCLUDING SALES CHARGES*
Class A	9/30/2002	5.62	6.13	7.56	6.07	0.91
Class C	9/30/2002	7.65	6.60	7.51	5.65	1.66
* The maximum sales charge for Class A shares on purchases and for Class C shares on certain redemptions are 3.50% and 1.00%, respectively.

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill Corporate Credit Fund Class I(A), ICE BofA U.S. Corporate & High Yield Index, and Consumer Price Index - All Urban Consumers from the Bureau of Labor Statistics plus 3% annual risk premium.

(A)

The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Class A, Class C and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the ICE BofA U.S. Corporate & High Yield Index and the Consumer Price Index — All Urban Consumers from the Bureau of Labor Statistics (CPI) plus 3% annual risk premium. The ICE BofA U.S. Corporate and High Yield Index is an unmanaged index measuring the performance of U.S. dollar denominated investment grade and below investment grade corporate debt publicly issued in the U.S. domestic market. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by Diamond Hill Capital Management, Inc. ICE Data and its third party suppliers accept no liability in connection with its use. See diamond-hill.com for a full copy of the disclaimer. The CPI is increased by a 3 percent annual risk premium to correspond with the Fund’s long-term goals of achieving returns above the rate of inflation. The CPI is an economic metric that measures prices for a basket of goods and services sold to urban consumers. The index is considered a more accurate record of prices due to higher population density within the sales area. Both indices do not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index although they can invest in the underlying securities.

Historical performance for Class Y shares prior to its inception is based on the performance of Class A shares. Class Y performance has been adjusted to reflect differences in sales charges and expenses between classes.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.diamond-hill.com. This material must be preceded or accompanied by a current prospectus.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 23

Diamond Hill High Yield Fund

Investing Environment

Throughout the year, Federal Reserve and U.S. Treasury intervention played a key role in fixed income markets. In Q1 2020, the Federal Reserve cut rates in response to signs of a slowing economy exacerbated by an oil production glut as OPEC and Russia failed to come to terms on production cuts. Starting mid-March, as it became clear the coronavirus pandemic would result in widescale business shutdowns, central banks globally moved quickly and decidedly to provide liquidity and support while governments directed stimulus support to citizens and businesses facing economic uncertainty. Corporate bond purchasing programs initiated by the U.S. government were barely utilized but served as the impetus for a historic pace of debt issuance in both investment grade and high yield corporate credit markets.

Performance Discussion

Nearly every sector contributed to relative returns during 2020, with the energy sector contributing most to both strong total and relative returns. The index’s energy sector was negative for the year, while the Fund’s energy allocation returned double digits. Also additive to Fund performance was security selection in sectors that benefited from economic shut-down orders, including retail and regional banks, which are positioned to benefit from historically low rates. A handful of individual securities were a headwind to relative performance due to company-specific issues, but not enough to offset strong relative performance elsewhere.

Fund Changes

The most significant change to Fund positioning occurred amid the market dislocation during March and April as investment grade and high yield corporate spreads widened and unique opportunities presented themselves. A partial shift into long-dated, investment grade corporate securities began in late March and early April, soon after the Federal Reserve and Treasury announced plans to purchase not only corporate ETFs but cash bonds as well, with the intention of providing support for corporate bonds. By the end of the second quarter, the allocation to investment grade was back almost to where it began the year. This opportunistic and temporary shift was beneficial to relative performance while improving overall credit quality.

24 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill High Yield Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2020

	Inception Date	One Year	Three Year	Five Year	Since Inception*	Expense Ratio
PERFORMANCE AT NAV WITHOUT SALES CHARGES
Class A	12/31/2015	13.40%	9.62%	10.61%	8.71%	0.96%
Class I	12/31/2015	13.62	9.89	10.91	9.01	0.67
Class Y	12/31/2015	13.92	10.06	11.06	9.16	0.55
BENCHMARK
ICE BofA U.S. High Yield Index		6.17	5.89	8.43	5.95	—
PERFORMANCE AT PUBLIC OFFERING PRICE INCLUDING SALES CHARGES**
Class A	12/31/2015	9.42	8.33	9.81	8.08	0.96
** The maximum sales charge for Class A shares on purchases is 3.50%.

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill High Yield Fund Class I(A) and ICE BofA U.S. High Yield Index.

(A)

The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Class A and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the ICE BofA U.S. High Yield Index. (“Index”). The Index is an unmanaged index measuring the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by Diamond Hill Capital Management, Inc. ICE Data and its third party suppliers accept no liability in connection with its use. See diamond-hill.com for a full copy of the disclaimer. The Index does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index although they can invest in the underlying securities.

*

The quoted performance for the Fund reflects the past performance of Diamond Hill High Yield Fund L.P. (the “High Yield Partnership”), a private fund managed with full investment authority by the Fund’s Adviser. The Fund is managed in all material respects in a manner equivalent to the management of the predecessor unregistered fund. The performance of the High Yield Partnership has been restated to reflect the net expenses and maximum applicable sales charge of the Fund for its initial years of investment operations. The High Yield Partnership was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the High Yield Partnership had been registered under the 1940 Act, its performance may have been adversely affected. Performance is measured from December 4, 2014, the inception of the High Yield Partnership and is not the performance of the Fund. The assets of the High Yield Partnership were converted based on their value on December 31, 2015, into assets of the Fund prior to commencement of operations of the Fund. The High Yield Partnership’s past performance is not necessarily an indication of how the Fund will perform in the future either before or after taxes

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.diamond-hill.com. This material must be preceded or accompanied by a current prospectus.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 25

Diamond Hill Small Cap Fund
Schedule of Investments
December 31, 2020

	Shares	Fair Value
Common Stocks — 98.8%
Communication Services — 4.2%
Live Nation Entertainment, Inc. (a)(b)	303,515	$22,302,282

Consumer Discretionary — 16.8%
Carter’s, Inc.	60,349	5,677,030
Green Brick Partners, Inc. (b)	491,941	11,294,965
Hanesbrands, Inc.	668,137	9,741,437
PROG Holdings, Inc.	136,211	7,337,687
Red Rock Resorts, Inc., Class A	837,610	20,973,754
Vail Resorts, Inc.	108,786	30,346,943
Wolverine World Wide, Inc.	125,654	3,926,688
		89,298,504
Consumer Staples — 8.8%
Cal-Maine Foods, Inc. (b)	468,676	17,594,097
Flowers Foods, Inc.	259,159	5,864,768
Lancaster Colony Corp.	11,411	2,096,543
Post Holdings, Inc. (b)	142,124	14,355,945
Seaboard Corp.	2,180	6,607,580
		46,518,933
Energy — 1.3%
Bonanza Creek Energy, Inc. (b)	118,554	2,291,649
Cimarex Energy Co.	127,531	4,783,688
		7,075,337
Financials — 27.4%
Altabancorp	88,713	2,476,867
Bank OZK	681,787	21,319,479
BankUnited, Inc.	125,000	4,347,500
BOK Financial Corp.	170,157	11,652,351
Brown & Brown, Inc.	119,141	5,648,475
Cadence BanCorp	600,000	9,852,000
Enstar Group Ltd. (b)	81,776	16,755,085
First of Long Island Corp. (The)	194,480	3,471,468
Live Oak Bancshares, Inc. (a)	178,436	8,468,573
Mr. Cooper Group, Inc. (b)	393,324	12,204,844
ProAssurance Corp.	557,652	9,920,629
Reinsurance Group of America, Inc.	53,514	6,202,273
RenaissanceRe Holdings Ltd.	37,707	6,252,575

	Shares	Fair Value
Financials — 27.4% continued
Sterling Bancorp	1,485,441	$26,708,229
Triumph Bancorp, Inc. (b)	6,202	301,107
		145,581,455
Health Care — 3.7%
Integer Holdings Corp. (b)	48,983	3,976,930
LivaNova plc (b)	107,858	7,141,278
Natus Medical, Inc. (b)	424,428	8,505,537
		19,623,745
Industrials — 19.5%
Alaska Air Group, Inc.	111,375	5,791,500
Allegiant Travel Co.	64,720	12,247,613
Colfax Corp. (b)	406,206	15,533,317
Douglas Dynamics, Inc.	50,477	2,158,901
Hub Group, Inc., Class A (b)	171,756	9,790,092
Hyster-Yale Materials Handling, Inc.	84,858	5,053,294
Kirby Corp. (b)	193,912	10,050,459
Sensata Technologies Holding plc (b)	59,399	3,132,703
SPX FLOW, Inc. (b)	183,675	10,645,803
Stericycle, Inc. (b)	119,555	8,288,748
Toro Co. (The)	35,919	3,406,558
TriMas Corp. (b)	161,820	5,124,839
WESCO International, Inc. (b)	161,228	12,656,398
		103,880,225
Information Technology — 6.3%
Broadridge Financial Solutions, Inc.	74,563	11,423,052
Sanmina Corp. (b)	131,435	4,191,462
WNS Holdings Ltd. - ADR (b)	248,237	17,885,476
		33,499,990
Materials — 3.5%
Ashland Global Holdings, Inc.	136,214	10,788,149
W.R. Grace & Co.	140,000	7,674,800
		18,462,949
Real Estate — 4.7%
American Campus Communities, Inc. REIT	59,908	2,562,265
CubeSmart REIT	490,707	16,492,662
JBG SMITH Properties	29,762	930,658

26 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)
December 31, 2020

	Shares	Fair Value
Common Stocks — 98.8% continued
Real Estate — 4.7% continued
Jones Lang LaSalle, Inc. (b)	14,811	$2,197,508
Rayonier, Inc.	91,954	2,701,609
		24,884,702
Utilities — 2.6%
South Jersey Industries, Inc.	358,022	7,715,374
UGI Corp.	179,357	6,270,321
		13,985,695

Total Common Stocks
(Cost $308,929,540)		$525,113,817

Registered Investment Companies — 2.0%
State Street Institutional US Government Money Market Fund, Premier Class, 0.03% (c)	10,351,037	10,351,037

Total Registered Investment Companies
(Cost $10,351,037)		$10,351,037

Total Investment Securities — 100.8%
(Cost $319,280,577)		$535,464,854

Liabilities in Excess of Other Assets — (0.8)%		(4,091,107)

Net Assets — 100.0%		$531,373,747

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2020 was $18,781,723.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of December 31, 2020.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements.

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
December 31, 2020

	Shares	Fair Value
Common Stocks — 94.8%
Communication Services — 1.2%
Liberty Media Corp. - Liberty Formula One - Series C (a)	546,551	$23,283,073

Consumer Discretionary — 16.1%
Advance Auto Parts, Inc.	116,974	18,424,575
BorgWarner, Inc. (b)	1,147,123	44,324,833
Carter’s, Inc. (b)	182,420	17,160,249
Hanesbrands, Inc. (b)	2,528,111	36,859,858
NVR, Inc. (a)	11,505	46,938,789
Polaris Industries, Inc.	135,113	12,873,567
PROG Holdings, Inc.	388,174	20,910,933
Red Rock Resorts, Inc., Class A (b)	2,281,639	57,132,241
Vail Resorts, Inc.	141,016	39,337,823
Wolverine World Wide, Inc. (b)	638,874	19,964,813
		313,927,681
Consumer Staples — 8.4%
Cal-Maine Foods, Inc. (a)(b)	1,187,410	44,575,371
Flowers Foods, Inc. (b)	1,168,992	26,454,289
Molson Coors Beverage Co., Class B (b)	313,303	14,158,163
Post Holdings, Inc. (a)	790,110	79,809,011
		164,996,834
Energy — 1.5%
Cimarex Energy Co.	799,028	29,971,540

Financials — 24.7%
Alleghany Corp.	16,513	9,968,733
Bank OZK (b)	1,090,436	34,097,934
BankUnited, Inc.	1,206,485	41,961,548
BOK Financial Corp. (b)	596,851	40,872,356
Brighthouse Financial, Inc. (a)(b)	521,647	18,886,230
Brown & Brown, Inc.	321,009	15,219,037
Cadence BanCorp	918,727	15,085,497
Enstar Group Ltd. (a)(b)	90,364	18,514,680
First Republic Bank	248,384	36,495,061
Loews Corp.	594,849	26,780,102
Mr. Cooper Group, Inc. (a)(b)	1,236,005	38,353,235
ProAssurance Corp.	1,133,297	20,161,354
Reinsurance Group of America, Inc.	279,550	32,399,845
RenaissanceRe Holdings Ltd.	149,632	24,811,978
Sterling Bancorp	3,575,683	64,290,780

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 27

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
December 31, 2020

	Shares	Fair Value
Common Stocks — 94.8% continued
Financials — 24.7% continued
SVB Financial Group (a)	118,278	$45,871,757
		483,770,127
Health Care — 3.0%
Boston Scientific Corp. (a)	345,522	12,421,516
Integer Holdings Corp. (a)	173,160	14,058,860
LivaNova plc (a)	468,964	31,050,106
		57,530,482
Industrials — 20.3%
Alaska Air Group, Inc.	555,961	28,909,972
Allegiant Travel Co.	204,712	38,739,699
Colfax Corp. (a)	1,469,666	56,200,028
Hub Group, Inc., Class A (a)	483,791	27,576,087
Kirby Corp. (a)(b)	953,717	49,431,152
Sensata Technologies Holding plc (a)	1,170,126	61,712,445
SPX FLOW, Inc. (a)	357,035	20,693,749
Stericycle, Inc. (a)	434,196	30,102,809
WESCO International, Inc. (a)	1,068,973	83,914,381
		397,280,322
Information Technology — 4.7%
Avnet, Inc.	354,759	12,455,588
Broadridge Financial Solutions, Inc.	72,960	11,177,472
Juniper Networks, Inc.	621,681	13,994,039
Sanmina Corp. (a)	724,886	23,116,615
WNS Holdings Ltd. - ADR (a)	421,204	30,347,748
		91,091,462
Materials — 3.3%
Ashland Global Holdings, Inc.	487,452	38,606,198
W.R. Grace & Co.	453,878	24,881,592
		63,487,790
Real Estate — 7.8%
American Campus Communities, Inc. REIT (b)	223,093	9,541,688
CubeSmart REIT	1,706,207	57,345,617
Douglas Emmett, Inc.	730,522	21,316,632
iStar, Inc. REIT (b)	703,428	10,445,906
Jones Lang LaSalle, Inc. (a)	91,599	13,590,544
Mid-America Apartment Communities, Inc. REIT	138,759	17,579,378

	Shares	Fair Value
Real Estate — 7.8% continued
Rayonier, Inc.	489,799	$14,390,295
UDR, Inc.	232,494	8,934,744
		153,144,804
Utilities — 3.8%
South Jersey Industries, Inc. (b)	1,335,119	28,771,814
UGI Corp.	1,315,153	45,977,749
		74,749,563

Total Common Stocks
(Cost $1,485,224,979)		$1,853,233,678

Registered Investment Companies — 6.3%
Diamond Hill Short Duration Securitized Bond Fund, Class Y (c)	2,637,952	26,643,319
State Street Institutional US Government Money Market Fund, Premier Class, 0.03% (d)	74,520,605	74,520,605
State Street Navigator Securities Lending Portfolio I, 0.17% (d)(e)	21,331,083	21,331,083

Total Registered Investment Companies
(Cost $122,365,611)		$122,495,007

Total Investment Securities — 101.1%
(Cost $1,607,590,590)		$1,975,728,685

Liabilities in Excess of Other Assets — (1.1)%		(20,448,723)

Net Assets — 100.0%		$1,955,279,962

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2020 was $29,051,172.
(c)	Affiliated Fund.
(d)	The rate shown is the 7-day effective yield as of December 31, 2020.
(e)	This security was purchased with cash collateral held from securities on loan.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements.

28 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Mid Cap Fund
Schedule of Investments
December 31, 2020

	Shares	Fair Value
Common Stocks — 93.8%
Communication Services — 1.2%
Liberty Media Corp. - Liberty Formula One - Series C (a)	68,630	$2,923,638

Consumer Discretionary — 15.9%
Advance Auto Parts, Inc.	14,889	2,345,166
BorgWarner, Inc.	146,148	5,647,159
Carter’s, Inc.	20,064	1,887,420
Hanesbrands, Inc.	281,196	4,099,838
NVR, Inc. (a)	1,488	6,070,832
Polaris Industries, Inc.	17,178	1,636,720
PROG Holdings, Inc.	40,685	2,191,701
Red Rock Resorts, Inc., Class A	304,350	7,620,924
Vail Resorts, Inc.	17,995	5,019,885
VF Corp.	39,577	3,380,272
		39,899,917
Consumer Staples — 8.2%
Archer-Daniels-Midland Co.	107,404	5,414,236
Flowers Foods, Inc.	94,099	2,129,460
Molson Coors Beverage Co., Class B	69,214	3,127,781
Post Holdings, Inc. (a)	97,997	9,898,677
		20,570,154
Energy — 1.2%
Cimarex Energy Co.	77,558	2,909,201

Financials — 27.0%
American International Group, Inc.	144,595	5,474,367
Bank OZK	128,774	4,026,763
BankUnited, Inc.	113,900	3,961,442
BOK Financial Corp.	44,867	3,072,492
Brighthouse Financial, Inc. (a)	69,394	2,512,410
Discover Financial Services	30,602	2,770,399
Enstar Group Ltd. (a)	9,198	1,884,578
First Republic Bank	50,535	7,425,108
Franklin Resources, Inc.	48,771	1,218,787
Hartford Financial Services Group, Inc. (The)	78,062	3,823,477
Loews Corp.	226,491	10,196,625
Mr. Cooper Group, Inc. (a)	109,760	3,405,853

	Shares	Fair Value
Financials — 27.0% continued
Reinsurance Group of America, Inc.	16,360	$1,896,124
RenaissanceRe Holdings Ltd.	16,884	2,799,705
Sterling Bancorp	335,667	6,035,293
SVB Financial Group (a)	15,678	6,080,399
Willis Towers Watson plc	5,761	1,213,727
		67,797,549
Health Care — 1.7%
Boston Scientific Corp. (a)	121,036	4,351,244

Industrials — 17.1%
Alaska Air Group, Inc.	94,274	4,902,248
Colfax Corp. (a)	173,835	6,647,450
Hub Group, Inc., Class A (a)	35,892	2,045,844
Kirby Corp. (a)	108,414	5,619,098
Parker-Hannifin Corp.	25,536	6,956,262
Sensata Technologies Holding plc (a)	121,638	6,415,188
Stericycle, Inc. (a)	57,565	3,990,981
WESCO International, Inc. (a)	79,378	6,231,173
		42,808,244
Information Technology — 6.8%
Avnet, Inc.	44,984	1,579,388
Check Point Software Technologies Ltd. (a)	43,407	5,769,224
Cognizant Technology Solutions Corp., Class A	55,139	4,518,641
Juniper Networks, Inc.	80,861	1,820,181
NXP Semiconductors NV	21,888	3,480,411
		17,167,845
Materials — 3.4%
Ashland Global Holdings, Inc.	66,036	5,230,051
W.R. Grace & Co.	59,553	3,264,695
		8,494,746
Real Estate — 7.7%
American Campus Communities, Inc. REIT	28,368	1,213,299
CubeSmart REIT	219,675	7,383,277

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 29

Diamond Hill Mid Cap Fund
Schedule of Investments (Continued)
December 31, 2020

	Shares	Fair Value
Common Stocks — 93.8% continued
Real Estate — 7.7% continued
Douglas Emmett, Inc.	96,726	$2,822,465
Jones Lang LaSalle, Inc. (a)	11,682	1,733,258
Mid-America Apartment Communities, Inc. REIT	18,230	2,309,559
UDR, Inc.	29,918	1,149,749
Weyerhaeuser Co.	77,897	2,611,886
		19,223,493
Utilities — 3.6%
South Jersey Industries, Inc.	149,962	3,231,681
UGI Corp.	167,948	5,871,462
		9,103,143

Total Common Stocks
(Cost $184,355,421)		$235,249,174

Registered Investment Companies — 6.6%
Diamond Hill Short Duration Securitized Bond Fund, Class Y (b)	161,057	1,626,675
State Street Institutional US Government Money Market Fund, Premier Class, 0.03% (c)	14,803,382	14,803,382

Total Registered Investment Companies
(Cost $16,426,424)		$16,430,057

Total Investment Securities — 100.4%
(Cost $200,781,845)		$251,679,231

Liabilities in Excess of Other Assets — (0.4)%		(899,024)

Net Assets — 100.0%		$250,780,207

(a)	Non-income producing security.
(b)	Affiliated Fund.
(c)	The rate shown is the 7-day effective yield as of December 31, 2020.

plc — Public Limited Company

REIT — Real Estate Investment Trust

NV — Naamloze Vennootschap

See accompanying Notes to Financial Statements.

Diamond Hill Large Cap Fund
Schedule of Investments
December 31, 2020

	Shares	Fair Value
Common Stocks — 96.4%
Communication Services — 7.8%
Charter Communications, Inc., Class A (a)	226,562	$149,882,091
Comcast Corp., Class A	2,608,773	136,699,705
Facebook, Inc., Class A (a)	325,035	88,786,561
Walt Disney Co. (The) (a)	1,496,022	271,049,266
		646,417,623
Consumer Discretionary — 14.9%
Booking Holdings, Inc. (a)	81,975	182,580,458
BorgWarner, Inc.	3,704,607	143,146,015
General Motors Co.	4,221,224	175,771,767
Hanesbrands, Inc.	6,982,314	101,802,138
NVR, Inc. (a)	47,801	195,021,388
O’Reilly Automotive, Inc. (a)	213,449	96,600,614
TJX Cos., Inc. (The)	2,429,236	165,892,526
VF Corp.	2,032,499	173,595,740
		1,234,410,646
Consumer Staples — 12.6%
Archer-Daniels-Midland Co.	2,369,913	119,467,314
Kimberly-Clark Corp.	1,154,971	155,724,740
Mondelēz International, Inc., Class A	4,172,733	243,979,699
PepsiCo, Inc.	1,636,748	242,729,728
Philip Morris International, Inc.	532,995	44,126,656
Procter & Gamble Co. (The)	1,736,918	241,674,771
		1,047,702,908
Energy — 2.1%
Chevron Corp.	2,080,312	175,682,348

Financials — 27.0%
American International Group, Inc.	8,936,853	338,349,255
Bank of America Corp.	7,524,833	228,077,688
Berkshire Hathaway, Inc., Class B (a)	1,180,618	273,749,896
Charles Schwab Corp. (The)	4,193,082	222,401,069
First Republic Bank	924,108	135,779,188
Hartford Financial Services Group, Inc. (The)	3,178,004	155,658,636
JPMorgan Chase & Co.	903,021	114,746,878
KKR & Co., Inc.	5,736,476	232,269,913

30 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)
December 31, 2020

	Shares	Fair Value
Common Stocks — 96.4% continued
Financials — 27.0% continued
Marsh & McLennan Cos., Inc.	1,094,889	$128,102,013
MetLife, Inc.	2,693,479	126,458,839
Morgan Stanley	2,119,018	145,216,304
Truist Financial Corp.	2,992,148	143,413,654
		2,244,223,333
Health Care — 11.5%
Abbott Laboratories	3,023,391	331,031,081
Gilead Sciences, Inc.	1,251,798	72,929,752
Humana, Inc.	384,476	157,738,969
Medtronic plc	1,940,916	227,358,900
Pfizer, Inc.	4,514,888	166,193,027
		955,251,729
Industrials — 7.8%
Carrier Global Corp.	2,750,513	103,749,350
Caterpillar, Inc.	581,413	105,828,794
Deere & Co.	178,713	48,082,733
Honeywell International, Inc.	601,646	127,970,104
L3Harris Technologies, Inc.	538,573	101,801,068
Parker-Hannifin Corp.	584,032	159,096,157
		646,528,206
Information Technology — 6.6%
Cognizant Technology Solutions Corp., Class A	1,997,883	163,726,512
Fidelity National Information Services, Inc.	1,073,957	151,921,957
Texas Instruments, Inc.	817,163	134,120,963
Visa, Inc., Class A (b)	465,379	101,792,349
		551,561,781
Materials — 2.6%
Linde plc	476,451	125,549,603
Sherwin-Williams Co. (The)	124,587	91,560,232
		217,109,835
Real Estate — 2.5%
Public Storage REIT	407,891	94,194,269
Weyerhaeuser Co.	3,460,362	116,025,938
		210,220,207

	Shares	Fair Value
Utilities — 1.0%
Dominion Energy, Inc.	1,095,183	$82,357,762

Total Common Stocks
(Cost $5,611,885,913)		$8,011,466,378

Registered Investment Companies — 3.5%
State Street Institutional US Government Money Market Fund, Premier Class, 0.03% (c)	287,882,356	287,882,356

Total Registered Investment Companies
(Cost $287,882,356)		$287,882,356

Total Investment Securities — 99.9%
(Cost $5,899,768,269)		$8,299,348,734

Other Assets in Excess of Liabilities — 0.1%		12,417,030

Net Assets — 100.0%		$8,311,765,764

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2020 was $101,354,889.
(c)	The rate shown is the 7-day effective yield as of December 31, 2020.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 31

Diamond Hill All Cap Select Fund
Schedule of Investments
December 31, 2020

	Shares	Fair Value
Common Stocks — 97.9%
Communication Services — 1.2%
Walt Disney Co. (The) (a)	20,810	$3,770,356

Consumer Discretionary — 13.9%
Booking Holdings, Inc. (a)	2,656	5,915,629
BorgWarner, Inc.	120,614	4,660,525
Hanesbrands, Inc.	1,149,493	16,759,608
Red Rock Resorts, Inc., Class A	462,368	11,577,695
VF Corp.	75,408	6,440,597
		45,354,054
Consumer Staples — 12.3%
Archer-Daniels-Midland Co.	128,966	6,501,176
Cal-Maine Foods, Inc. (a)	372,138	13,970,061
Mondelēz International, Inc., Class A	144,717	8,461,603
Seaboard Corp.	3,653	11,072,243
		40,005,083
Financials — 33.0%
Alleghany Corp.	6,591	3,978,921
American International Group, Inc.	483,796	18,316,517
Bank OZK	293,617	9,181,404
Berkshire Hathaway, Inc., Class B (a)	70,239	16,286,317
Cadence BanCorp	324,090	5,321,558
Charles Schwab Corp. (The)	204,159	10,828,593
KKR & Co., Inc.	342,803	13,880,093
Mr. Cooper Group, Inc. (a)	712,150	22,098,014
Sterling Bancorp	427,384	7,684,364
		107,575,781
Health Care — 4.7%
Boston Scientific Corp. (a)	183,710	6,604,374
GlaxoSmithKline plc - ADR (b)	107,279	3,947,867
Pfizer, Inc.	133,824	4,926,061
		15,478,302

	Shares	Fair Value
Industrials — 19.8%
Cimpress plc (a)(b)	97,040	$8,514,290
Colfax Corp. (a)	237,273	9,073,320
Johnson Controls International plc	177,446	8,267,209
Kirby Corp. (a)	209,509	10,858,851
Sensata Technologies Holding plc (a)	98,199	5,179,015
WESCO International, Inc. (a)	289,663	22,738,545
		64,631,230
Information Technology — 5.7%
Cognizant Technology Solutions Corp., Class A	111,435	9,132,098
Sanmina Corp. (a)	145,231	4,631,417
Visa, Inc., Class A	22,596	4,942,423
		18,705,938
Materials — 5.4%
Ashland Global Holdings, Inc.	84,916	6,725,347
W.R. Grace & Co.	197,813	10,844,109
		17,569,456
Utilities — 1.9%
UGI Corp.	173,282	6,057,939

Total Common Stocks
(Cost $226,589,277)		$319,148,139

32 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill All Cap Select Fund
Schedule of Investments (Continued)
December 31, 2020

	Shares	Fair Value
Registered Investment Companies — 3.3%
State Street Institutional US Government Money Market Fund, Premier Class, 0.03% (c)	7,848,305	$7,848,305
State Street Navigator Securities Lending Portfolio I, 0.17% (c)(d)	2,799,197	2,799,197

Total Registered Investment Companies
(Cost $10,647,502)		$10,647,502

Total Investment Securities — 101.2%
(Cost $237,236,779)		$329,795,641

Liabilities in Excess of Other Assets — (1.2)%		(3,838,225)

Net Assets — 100.0%		$325,957,416

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2020 was $8,664,569.
(c)	The rate shown is the 7-day effective yield as of December 31, 2020.
(d)	The security was purchased with cash collateral from securities held on loan.

ADR — American Depositary Receipt

plc — Public Limited Company

See accompanying Notes to Financial Statements.

Diamond Hill Long-Short Fund
Schedule of Investments
December 31, 2020

	Shares	Fair Value
Common Stocks — 91.2%
Communication Services — 9.2%
Alphabet, Inc., Class A (a)	33,745	$59,142,837
Comcast Corp., Class A	878,419	46,029,156
Facebook, Inc., Class A (a)	129,374	35,339,802
Walt Disney Co. (The) (a)(b)	264,539	47,929,176
		188,440,971
Consumer Discretionary — 9.4%
Advance Auto Parts, Inc.	111,417	17,549,292
Booking Holdings, Inc. (a)	15,970	35,569,502
BorgWarner, Inc. (b)	927,063	35,821,714
Hanesbrands, Inc. (b)(c)	1,515,965	22,102,770
TJX Cos., Inc. (The) (b)	645,226	44,062,484
VF Corp. (b)	445,809	38,076,547
		193,182,309
Consumer Staples — 4.9%
Archer-Daniels-Midland Co. (b)(c)	699,013	35,237,245
Constellation Brands, Inc., Class A (b)	126,794	27,774,226
Mondelēz International, Inc., Class A (b)	657,455	38,441,394
		101,452,865
Energy — 2.8%
Chevron Corp. (b)	365,649	30,879,058
Cimarex Energy Co. (c)	730,209	27,390,140
		58,269,198
Financials — 29.1%
American International Group, Inc. (b)(c)	2,095,155	79,322,568
Bank of America Corp.	1,316,160	39,892,810
Bank OZK (b)	971,745	30,386,466
Berkshire Hathaway, Inc., Class B (a)	309,479	71,758,896
Charles Schwab Corp. (The) (b)	523,314	27,756,575
Citigroup, Inc. (b)(c)	1,243,091	76,648,991
First Republic Bank (b)(c)	172,640	25,365,995
Hartford Financial Services Group, Inc. (The) (c)	909,886	44,566,216
JPMorgan Chase & Co. (b)	118,494	15,057,033
KKR & Co., Inc. (b)(c)	1,428,210	57,828,223
MetLife, Inc. (b)(c)	641,229	30,105,702

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 33

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)
December 31, 2020

	Shares	Fair Value
Common Stocks — 91.2% continued
Financials — 29.1% continued
Morgan Stanley (b)(c)	442,207	$30,304,446
SVB Financial Group (a)(b)	78,539	30,459,780
Truist Financial Corp. (b)	803,635	38,518,226
		597,971,927
Health Care — 11.3%
Abbott Laboratories (b)(c)	341,597	37,401,456
AbbVie, Inc. (b)	115,206	12,344,323
CVS Health Corp. (b)	340,129	23,230,811
Humana, Inc.	104,470	42,860,907
Medtronic plc (b)(c)	433,409	50,769,530
Perrigo Co. plc (b)(c)	624,709	27,936,986
Pfizer, Inc. (b)	1,043,045	38,394,486
		232,938,499
Industrials — 10.4%
Alaska Air Group, Inc. (b)	408,243	21,228,636
Johnson Controls International plc (b)	1,238,400	57,697,056
Kirby Corp. (a)(b)(c)	769,714	39,894,277
L3Harris Technologies, Inc. (b)	164,130	31,023,853
Parker-Hannifin Corp. (c)	133,311	36,315,249
Sensata Technologies Holding plc (a)(b)	542,568	28,615,036
		214,774,107
Information Technology — 9.4%
Cognizant Technology Solutions Corp., Class A (b)	566,775	46,447,211
Fidelity National Information Services, Inc. (b)	304,211	43,033,688
Microsoft Corp. (c)	184,097	40,946,855
Texas Instruments, Inc. (b)	182,531	29,958,813
Visa, Inc., Class A	147,157	32,187,651
		192,574,218
Materials — 3.6%
Ashland Global Holdings, Inc. (c)	340,084	26,934,653
Sherwin-Williams Co. (The) (b)	22,218	16,328,230
W.R. Grace & Co. (b)	553,439	30,339,526
		73,602,409

	Shares	Fair Value
Utilities — 1.1%
Dominion Energy, Inc. (b)	293,275	$22,054,280

Total Common Stocks
(Cost $1,176,178,258)		$1,875,260,783

Registered Investment Companies — 22.0%
Diamond Hill Short Duration Securitized Bond Fund, Class Y (d)	3,449,196	34,836,878
State Street Institutional US Government Money Market Fund, Premier Class, 0.03% (e)	123,366,204	123,366,204
State Street Navigator Securities Lending Portfolio I, 0.17% (e)(f)	294,518,354	294,518,354

Total Registered Investment Companies
(Cost $452,490,960)		$452,721,436

Total Investment Securities — 113.2%
(Cost $1,628,669,218)		$2,327,982,219

Segregated Cash With Custodian — 29.4%		604,194,749

Investments Sold Short — (28.7)%
(Proceeds $506,570,999)		(590,817,468)

Liabilities in Excess of Other Assets — (13.9)%		(285,585,898)

Net Assets — 100.0%		$2,055,773,602

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2020 was $289,541,747.
(c)	All or a portion of the shares have been pledged as collateral for open short positions.
(d)	Affiliated Fund.
(e)	The rate shown is the 7-day effective yield as of December 31, 2020.
(f)	This security was purchased with cash collateral held from securities on loan.

plc — Public Limited Company

See accompanying Notes to Financial Statements.

34 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short
December 31, 2020

	Shares	Fair Value
Common Stocks — 28.7%
Communication Services — 0.7%
Cogent Communications Holdings, Inc.	254,325	$15,226,438

Consumer Discretionary — 5.9%
Asbury Automotive Group, Inc.	103,986	15,154,920
Best Buy Co., Inc.	170,411	17,005,314
Cheesecake Factory, Inc. (The)	161,458	5,983,634
Dick’s Sporting Goods, Inc.	329,656	18,529,964
Grand Canyon Education, Inc.	195,772	18,228,331
Tesla, Inc.	29,499	20,816,559
Under Armour, Inc., Class A	886,009	15,212,775
Whirlpool Corp.	54,240	9,789,778
		120,721,275
Consumer Staples — 3.8%
Boston Beer Co., Inc. (The), Class A	14,068	13,987,672
Brown-Forman Corp., Class B	472,815	37,555,695
WD-40 Co.	100,875	26,800,470
		78,343,837
Financials — 4.8%
Blackstone Mortgage Trust, Inc., Class A	573,905	15,799,605
Commerce Bancshares, Inc.	563,516	37,023,001
FactSet Research Systems, Inc.	40,702	13,533,415
First Financial Bankshares, Inc.	612,223	22,147,167
Root, Inc.	681,315	10,703,459
		99,206,647
Health Care — 1.8%
Penumbra, Inc.	92,230	16,140,250
Waters Corp.	83,080	20,555,654
		36,695,904
Industrials — 4.5%
Cintas Corp.	27,044	9,558,972
PACCAR, Inc.	259,952	22,428,659
Proto Labs, Inc.	110,920	17,015,128

	Shares	Fair Value
Industrials — 4.5% continued
Robert Half International, Inc.	347,683	$21,723,234
W.W. Grainger, Inc.	37,545	15,331,125
Wabtec Corp.	92,105	6,742,086
		92,799,204
Information Technology — 5.5%
Akamai Technologies, Inc.	146,720	15,404,133
Badger Meter, Inc.	263,236	24,759,978
Blackbaud, Inc.	318,862	18,353,697
Cisco Systems, Inc.	134,130	6,002,318
j2 Global, Inc.	157,359	15,372,401
Oracle Corp.	463,053	29,954,899
Western Union Co. (The)	147,924	3,245,453
		113,092,879
Materials — 0.1%
Silgan Holdings, Inc.	67,005	2,484,545

Real Estate — 0.4%
VEREIT, Inc.	207,916	7,857,146

Utilities — 1.2%
Ormat Technologies, Inc.	270,155	24,389,593

Total Investments Sold Short — 28.7%
(Proceeds $506,570,999)		$590,817,468

Percentages disclosed are based on total net assets of the Fund at December 31, 2020.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 35

Diamond Hill Global Fund
Schedule of Investments
December 31, 2020

	Shares	Fair Value
Common Stocks — 99.4%
Canada — 5.2%
Rogers Communications, Inc., Class B (a)	17,946	$836,104

China — 1.0%
Tencent Holdings Ltd.	2,200	158,298

France — 4.9%
EssilorLuxottica SA	2,105	328,017
LVMH Moet Hennessy Louis Vuitton SE	295	184,663
Safran SA (b)	2,029	287,566
		800,246
Germany — 1.3%
Beiersdorf AG	1,900	218,414

India — 1.2%
HDFC Bank Ltd. - ADR (b)	2,765	199,799

Israel — 3.4%
Check Point Software Technologies Ltd. (b)	4,092	543,868

Japan — 6.0%
KDDI Corp.	26,600	788,674
Nintendo Company Ltd. - ADR	2,235	179,962
		968,636
Mexico — 2.4%
Fomento Economico Mexicano SAB de CV	50,965	386,828

South Korea — 2.6%
Samsung Electronics Co. Ltd.	5,685	423,988

Switzerland — 7.1%
Novartis AG - ADR	3,240	305,953
Roche Holdings AG	1,821	634,245
Swatch Group AG (The)	750	203,880
		1,144,078
Taiwan Province Of China — 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,730	188,639

	Shares	Fair Value
United Kingdom — 15.8%
Ashmore Group plc	59,642	$352,190
Diageo plc	20,544	812,913
Howden Joinery Group plc (b)	36,717	345,895
Sage Group plc (The)	29,590	234,955
Unilever NV	13,350	808,323
		2,554,276
United States — 47.3%
Abbott Laboratories	2,590	283,579
Alphabet, Inc., Class A (b)	190	333,002
Berkshire Hathaway, Inc., Class B (b)	3,331	772,359
Booking Holdings, Inc. (b)	139	309,591
Charles Schwab Corp. (The)	9,285	492,476
Chevron Corp.	10,075	850,834
Comcast Corp., Class A	9,165	480,246
Constellation Brands, Inc., Class A	1,525	334,051
JPMorgan Chase & Co.	2,945	374,221
Liberty Media Corp. - Liberty Formula One, Series C (b)	3,800	161,880
Medtronic plc	2,770	324,478
Microsoft Corp.	1,340	298,043
Mondelēz International, Inc., Class A	4,951	289,485
Morgan Stanley	4,815	329,972
NXP Semiconductors NV	1,095	174,116
PepsiCo, Inc.	3,070	455,281
Procter & Gamble Co. (The)	3,060	425,768
Texas Instruments, Inc.	980	160,847
Visa, Inc., Class A	1,395	305,128
Walt Disney Co. (The) (b)	2,658	481,576
		7,636,933

Total Common Stocks
(Cost $13,308,058)		$16,060,107

36 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Global Fund
Schedule of Investments (Continued)
December 31, 2020

	Par Value	Fair Value
Registered Investment Companies — 1.8%
State Street Institutional US Government Money Market Fund, Premier Class, 0.03% (c)	250,418	$250,418
State Street Navigator Securities Lending Portfolio I, 0.17% (c)(d)	38,200	38,200

Total Registered Investment Companies
(Cost $288,618)		$288,618

Total Investments at Value — 101.2%
(Cost $13,596,676)		$16,348,725

Liabilities in Excess of Other Assets — (1.2)%		(193,517)

Net Assets — 100.0%		$16,155,208

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2020 was $37,272.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of December 31, 2020.
(d)	This security was purchased with cash collateral held from securities on loan.

ADR — American Depositary Receipt

AG — Aktiengesellschaft

NV — Naamloze Vennootschap

plc — Public Limited Company

SA — Societe Anonyme

SAB de CV — Societe Anonima Bursatil de Capital Variable

SE — Societe Europaea

See accompanying Notes to Financial Statements.

Diamond Hill International Fund
Schedule of Investments
December 31, 2020

	Shares	Fair Value
Common Stocks — 97.4%
Belgium — 5.1%
Anheuser-Busch InBev SA/NV	9,549	$666,174
Shurgard Self Storage SA	4,750	205,731
		871,905
Canada — 4.6%
BlackBerry Ltd. (a)(b)	22,910	151,893
Fairfax Financial Holdings Ltd.	868	295,957
Rogers Communications, Inc., Class B (a)	7,031	327,574
		775,424
China — 5.7%
Alibaba.com Ltd. (b)	8,200	238,492
Baidu, Inc. - ADR (b)	1,676	362,418
Tencent Holdings Ltd.	5,100	366,963
		967,873
France — 7.6%
EssilorLuxottica SA	1,928	300,436
LVMH Moet Hennessy Louis Vuitton SE	354	221,595
Safran SA (b)	2,428	344,115
Vivendi SA	12,726	410,453
		1,276,599
Germany — 1.3%
Fuchs Petrolub SE	4,705	217,269

India — 3.1%
HDFC Bank Ltd. - ADR (b)	7,166	517,815

Israel — 3.1%
Check Point Software Technologies Ltd. (b)	3,919	520,874

Japan — 4.6%
Astellas Pharma, Inc.	20,600	318,956
Seven & i Holdings Co. Ltd.	9,900	350,555
Shionogi & Company Ltd.	2,000	109,340
		778,851
Mexico — 3.9%
Fomento Economico Mexicano SAB de CV	40,473	307,193

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 37

Diamond Hill International Fund
Schedule of Investments (Continued)
December 31, 2020

	Shares	Fair Value
Common Stocks — 97.4% continued
Mexico — 3.9% continued
Grupo Aeroportuario del Sureste SAB de CV, Class B (b)	20,937	$347,234
		654,427
Netherlands — 2.0%
Prosus NV (b)	3,067	331,157

South Korea — 3.5%
Samsung Electronics Co. Ltd.	7,936	591,868

Spain — 1.6%
Banco Bilbao Vizcaya Argentaria SA	53,339	264,369

Switzerland — 10.8%
Compagnie Financiere Richemont SA, Class A	4,160	375,819
Julius Baer Group Ltd.	9,087	523,510
Novartis AG - ADR	3,831	361,761
Roche Holdings AG	947	329,835
Swatch Group AG (The)	875	237,860
		1,828,785
Taiwan Province Of China — 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,414	372,263

Thailand — 2.3%
Kasikornbank pcl - NVDR	102,600	386,385

United Kingdom — 26.1%
Ashmore Group plc	55,585	328,233
B&M European Value Retail SA	20,701	145,732
Beazley plc	71,577	356,887
BT Group plc (b)	263,923	475,718
Bunzl plc	5,990	199,997
Compass Group plc	9,715	181,201
Diageo plc	15,462	611,822
GlaxoSmithKline plc	13,019	238,225
Howden Joinery Group plc (b)	56,541	532,648
InterContinental Hotels Group plc	5,719	370,683
Sage Group plc (The)	20,825	165,358
Tesco plc	69,889	220,557

	Shares	Fair Value
United Kingdom — 26.1% continued
Unilever NV	9,418	$570,246
		4,397,307
United States — 9.9%
Alphabet, Inc., Class A (b)	260	455,686
Facebook, Inc., Class A (b)	1,025	279,989
LivaNova plc (b)	4,332	286,822
Walt Disney Co. (The) (b)	3,562	645,363
		1,667,860

Total Common Stocks
(Cost $13,720,319)		$16,421,031

Warrants — 0.0% (e)
Compagnie Financiere Richemont SA (Cost $0)	8,320	$2,161

Registered Investment Companies — 2.5%
State Street Institutional US Government Money Market Fund, Premier Class, 0.03% (c)	$397,932	397,932
State Street Navigator Securities Lending Portfolio I, 0.17% (c)(d)	20,301	20,301

Total Registered Investment Companies
(Cost $418,233)		$418,233

Total Investments at Value — 99.9%
(Cost $14,138,552)		$16,841,425

Other Assets in Excess of Liabilities — 0.1%		26,361

Net Assets — 100.0%		$16,867,786

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2020 was $153,943.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of December 31, 2020.
(d)	This security was purchased with cash collateral held from securities on loan.
(e)	Amount rounds to less than 0.1%.

38 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill International Fund
Schedule of Investments (Continued)
December 31, 2020

ADR — American Depositary Receipt

AG — Aktiengesellschaft

NV — Naamloze Vennootschap

NVDR — Non-Voting Depositary Receipt

pcl— Public Company Limited

plc — Public Limited Company

SA — Societe Anonyme

SAB de CV— Societe Anonima Bursatil de Capital Variable

SE — Societe Europaea

See accompanying Notes to Financial Statements.

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 1.6%
Banking — 0.3%
Goldman Sachs Group, Inc. (3MO LIBOR + 111) (a)	1.325%	04/26/22	$450,000	$451,246
JPMorgan Chase & Co. (3MO LIBOR + 100) (a)	1.237%	01/15/23	400,000	403,307
JPMorgan Chase & Co. (b)	0.653%	09/16/24	350,000	351,829
Mizuho Financial Group, Inc.	2.273%	09/13/21	500,000	506,575
PNC Bank NA (b)	1.743%	02/24/23	420,000	426,479
Toronto-Dominion Bank (The) (3MO LIBOR + 43) (a)(b)	0.651%	06/11/21	1,000,000	1,001,850
Toronto-Dominion Bank (The) (SOFR + 48) (a)	0.570%	01/27/23	375,000	376,404
				3,517,690
Capital Goods — 0.0% (c)
Welbilt, Inc. (b)	9.500%	02/15/24	100,000	103,354

Communications — 0.0% (c)
Twenty-First Century Fox, Inc.	4.030%	01/25/24	450,000	495,537

Consumer Cyclical — 0.2%
Daimler Finance LLC (b)(d)	1.750%	03/10/23	1,900,000	1,950,568
Ford Motor Credit Co. LLC (b)	5.584%	03/18/24	250,000	269,662
General Motors Financial Co., Inc.	3.200%	07/06/21	25,000	25,269
				2,245,499
Electric — 0.1%
DTE Energy Co.	1.050%	06/01/25	500,000	505,511

Energy — 0.3%
Diamondback Energy, Inc.	5.375%	05/31/25	767,000	798,444
Energy Transfer Operating LP	4.500%	04/15/24	925,000	1,011,509
Welltec A/S (d)	9.500%	12/01/22	200,000	186,000
WPX Energy, Inc.	5.250%	09/15/24	1,000,000	1,089,270
				3,085,223
Insurance — 0.3%
Athene Global Funding (d)	2.500%	01/14/25	1,450,000	1,518,647
Jackson National Life Global Funding (3MO LIBOR + 48) (a)(d)	0.701%	06/11/21	950,000	951,871

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 39

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 1.6% continued
Insurance — 0.3% continued
Jackson National Life Global Funding (d)	2.100%	10/25/21	$200,000	$202,862
Met Life Global Funding I (d)	1.950%	01/13/23	450,000	464,258
Principal Life Global Funding II (d)	2.375%	11/21/21	400,000	407,386
				3,545,024
Technology — 0.1%
Dell International LLC (d)	4.000%	07/15/24	500,000	551,227

Transportation — 0.3%
Alaska Airlines, Series 2020-1B, Class A (d)	4.800%	08/15/27	500,000	550,657
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	1,619,000	1,578,541
U.S. Airways Pass-Through Trust, Series 2012-2, Class B	6.750%	12/03/22	125,172	121,692
United Airlines Pass-Through Trust, Series 2013-1, Class B	5.375%	02/15/23	67,297	67,818
United Airlines Pass-Through Trust, Series 2007-1, Class A	6.636%	01/02/24	97,745	99,717
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	10/15/27	1,200,000	1,296,291
				3,714,716

Total Corporate Credit
(Cost $17,120,149)				$17,763,781

Securitized — 84.8%
ABS-Other — 5.7%
BXG Receivables, Series 2018-A, Class C (d)	4.440%	02/02/34	1,230,038	1,268,183
Diamond Resorts Owner Trust, Series 2019-1, Class B (d)	3.530%	02/20/32	759,670	778,158
FMC GMSR Issuer Trust, Series 2019-GT2, Class A (d)	4.230%	09/25/24	5,000,000	4,904,979

	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other — 5.7% continued
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (a)(d)	4.450%	01/25/26	$3,000,000	$2,998,428
Gold Key Resorts LLC, Series 2014-A, Class A (d)	3.220%	03/17/31	75,162	75,880
Helios Issuer LLC, Series 2020-4, Class A (d)	2.980%	06/20/47	1,936,645	2,006,864
Hero Funding Trust, Series 2016-1R, Class A1 (d)	4.500%	09/21/42	45,044	45,095
Hero Funding Trust, Series 2016-4B, Class B (d)	4.990%	09/20/47	758,429	774,084
Holiday Inn Timeshare Trust, Series 2020-A, Class C (d)	3.420%	10/09/39	532,723	550,622
Holiday Inn Timeshare Trust, Series 2020-A, Class D (d)	5.500%	10/09/39	926,474	953,432
Holiday Inn Timeshare Trust, Series 2020-A, Class E (d)	6.500%	10/09/39	1,852,948	1,881,470
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (d)	2.290%	01/20/48	3,800,000	3,822,192
Mosaic Solar Loans LLC, Series 2017-2A, Class D (PO) (d)	0.000%	06/22/43	1,445,963	1,399,198
Mosaic Solar Loans LLC, Series 2017-2, Class B (d)	4.770%	06/22/43	682,794	742,885
Mosaic Solar Loans LLC, Series 2020-1, Class A (d)	2.100%	04/20/46	2,678,229	2,731,395
Mosaic Solar Loans LLC, Series 2020-1A, Class B (d)	3.100%	04/20/46	2,142,583	2,203,962
OCWEN Master Advance Receivables Trust, Series 2020-T1, Class E-T1 (d)(e)	5.419%	08/15/52	2,000,000	2,004,046
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A (1MO LIBOR + 285) (a)(d)	2.998%	02/25/23	7,000,000	6,881,663

40 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 84.8% continued
ABS-Other — 5.7% continued
PNMAC GMSR Issuer Trust, Series 2018-GT2, Class NT (1MO LIBOR + 265) (a)(d)	2.798%	08/25/23	$8,500,000	$8,206,747
Renew Financial LLC, Series 2017-1, Class B (a)(d)	5.750%	09/20/52	769,821	789,506
SPS Servicer Advance Receivables, Series 2020-T1, Class DT1 (d)	2.370%	11/15/52	700,000	702,298
SPS Servicer Advance Receivables, Series 2020-T2, Class D (d)	3.160%	11/15/55	3,000,000	3,026,897
TES LLC, Series 2017-1, Class A (d)	4.330%	10/20/47	4,302,817	4,417,938
TES LLC, Series 2017-1, Class B (d)	7.740%	10/20/47	2,000,000	1,901,663
Westgate Resorts, Series 2018-1, Class B (d)	3.580%	12/20/31	859,841	855,621
Westgate Resorts, Series 2018-1, Class C (d)	4.100%	12/20/31	2,051,894	2,031,706
Westgate Resorts, Series 2020-1, Class B (d)	3.963%	03/20/34	1,407,483	1,454,402
Westgate Resorts, Series 2020-1A, Class C (d)	6.213%	03/20/34	5,138,429	5,381,786
				64,791,100
Agency MBS CMO — 1.5%
FHLMC, Series 2979, Class FP (1MO LIBOR + 45) (a)	0.609%	05/15/35	416,816	419,537
FHLMC, Series 3121, Class FM (1MO LIBOR + 40) (a)	0.559%	03/15/36	440,479	442,973
FHLMC, Series 4613, Class AF (1MO LIBOR + 110) (a)	1.259%	11/15/37	783,167	791,491
FHLMC, Series 4085, Class FB (1MO LIBOR+40) (a)	0.559%	01/15/39	263,249	263,721

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 1.5% continued
FHLMC, Series 4095, Class FB (1MO LIBOR +40) (a)	0.559%	04/15/39	$112,025	$112,233
FHLMC, Series 3925, Class FL (1MO LIBOR + 45) (a)	0.609%	01/15/41	256,932	257,820
FHLMC, Series 3895, Class BF (1MO LIBOR + 50) (a)	0.659%	07/15/41	350,987	354,046
FHLMC, Series 4314, Class PF (1MO LIBOR + 40) (a)	0.559%	07/15/43	243,420	244,060
FHLMC, Series 4972, Class ZC	2.500%	05/25/50	966,751	964,204
FNMA, Series 2006-56, Class DC (1MO LIBOR + 65) (a)	0.798%	07/25/36	863,411	867,216
FNMA, Series 2006-108, Class FD (1MO LIBOR + 38) (a)	0.528%	11/25/36	351,420	354,686
FNMA, Series 2010-136, Class FA (1MO LIBOR + 50) (a)	0.648%	12/25/40	350,222	353,797
FNMA, Series 2011-86, Class KF (1MO LIBOR +55) (a)	0.698%	09/25/41	534,416	542,758
FNMA, Series 2012-9, Class FC (1MO LIBOR + 40) (a)	0.548%	02/25/42	243,323	244,992
FNMA, Series 2012-33, Class F (1MO LIBOR + 52) (a)	0.668%	04/25/42	208,124	210,027
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	7,153,116	7,326,066
GNMA, Series 2007-18, Class FD (1MO LIBOR + 30) (a)	0.452%	04/20/37	520,978	520,557
GNMA, Series 2008-16, Class FC (1MO LIBOR + 50) (a)	0.652%	02/20/38	424,555	426,644
GNMA, Series 2012-149, Class GF (1MO LIBOR + 30) (a)	0.452%	12/20/42	224,313	224,310

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 41

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 84.8% continued
Agency MBS CMO — 1.5% continued
GNMA, Series 2012-H29, Class SA (1MO LIBOR + 51.5) (a)	0.655%	10/20/62	$642,067	$644,046
GNMA, Series 2012-H23, Class SA (1MO LIBOR + 53) (a)	0.670%	10/20/62	582,161	583,830
GNMA, Series 2017-H18, Class FE (1MO LIBOR + 20) (a)	0.340%	06/20/63	7,236	7,234
GNMA, Series 2016-H11, Class FD (12MO LIBOR + 40) (a)	1.402%	05/20/66	116,648	117,236
GNMA, Series 2017-H11, Class FP (1MO LIBOR + 22) (a)	0.360%	04/20/67	369,123	368,784
				16,642,268
Agency MBS CMO Derivatives — 0.5%
FHLMC, Series 3946, Class SB (IO) (-1*1MO LIBOR + 675) (a)	6.591%	10/15/26	202,629	23,079
FHLMC, Series 237, Class S14 (IO) (-1*1MO LIBOR + 660) (a)	6.441%	05/15/36	809,808	164,056
FHLMC, Series 4693, Class EI (IO)	3.500%	08/15/42	2,455,109	53,095
FNMA, Series 2011-75, Class MI (IO)	3.500%	08/25/26	389,969	16,798
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	3,354,026	275,947
FNMA, Series 301, Class I (PO)	0.000%	04/25/29	307,457	295,314
FNMA, Series 348, Class II (IO)	6.000%	01/25/34	752,947	162,973
FNMA, Series 2014-19, Class MS (IO) (-1*1MO LIBOR + 660) (a)	6.452%	11/25/39	9,182,928	191,443
FNMA, Series 2013-120, Class JI (IO)	4.000%	02/25/40	6,841,457	253,286
FNMA, Series 2010-44, Class CS (IO) (-1*1MO LIBOR + 655) (a)	6.402%	05/25/40	682,515	113,347
FNMA, Series 2011-14, Class PI (IO)	5.000%	06/25/40	256,675	12,047

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives — 0.5% continued
FNMA, Series 3998, Class NS (IO) (-1*1MO LIBOR + 660) (a)	6.441%	09/15/40	$4,985,510	$342,925
FNMA, Series 2014-45, Class IO (IO)	4.000%	08/25/44	762,515	79,021
GNMA, Series 2013-124, Class ST (-1.333*1MO LIBOR + 880) (a)	8.598%	08/20/39	126,855	130,794
GNMA, Series 2011-145, Class QI (IO)	5.000%	11/16/41	1,190,033	180,522
GNMA, Series 2015-16, Class IL (IO)	4.000%	03/20/42	5,005,309	307,675
GNMA, Series 2014-141, Class IE (IO)	4.000%	08/20/43	2,653,893	96,664
GNMA, Series 2010-H01, Class CI (IO) (a)	2.014%	01/20/60	1,037,190	101,486
GNMA, Series 2012-H02, Class AI (IO) (a)	1.911%	01/20/62	1,847,494	76,769
GNMA, Series 2013-H13, Class T1 (IO) (a)	0.471%	05/20/63	32,197,026	483,554
GNMA, Series 2016-H20, Class GI (IO) (a)	0.372%	08/20/66	31,543,035	325,288
GNMA, Series 2017-H11, Class PI (IO) (a)	3.861%	04/20/67	1,996,234	40,060
GNMA, Series 2017-H22, Class ID (IO) (a)	3.854%	11/20/67	391,433	24,173
GNMA, Series 2018-H08, Class NI (IO) (a)	0.822%	05/20/68	17,447,032	430,844
GNMA, Series 2019-H04, Class IO (IO) (a)	1.468%	03/20/69	27,636,335	1,050,206
				5,231,366
Agency MBS Passthrough — 0.2%
FHLMC, Pool #FG G60257	5.500%	06/01/41	677,852	797,086
FHLMC, Pool #RE-6020	3.500%	12/01/49	904,994	934,998
				1,732,084

42 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 84.8% continued
Auto Loan — 13.0%
ACC Trust, Series 2019-1, Class A (d)	3.750%	05/20/22	$234,802	$235,821
ACC Trust, Series 2019-2, Class A (d)	2.820%	02/21/23	1,309,404	1,315,450
American Credit Acceptance Receivables Trust, Series 2018-3, Class F (d)	6.440%	06/12/25	7,690,000	8,047,979
American Credit Acceptance Receivables Trust, Series 2020-3, Class D (d)	2.400%	06/15/26	4,200,000	4,342,140
American Credit Acceptance Receivables Trust, Series 2020-3, Class F (d)	5.940%	06/14/27	6,750,000	7,072,256
American Credit Acceptance Receivables Trust, Series 2020-4, Class F (d)	5.220%	08/13/27	2,800,000	2,850,291
Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1, Class A (d)	2.990%	07/15/24	658,006	666,280
Avid Automobile Receivables Trust, Series 2019-1, Class E (d)	6.760%	05/17/27	2,500,000	2,501,835
Carvana Auto Receivable Trust, Series 2020-P1, Class C	1.320%	11/09/26	1,450,000	1,453,126
Carvana Auto Receivable Trust, Series 2020-P1, Class D	1.820%	09/08/27	1,100,000	1,109,333
Chase Credit Linked Notes, Series 2020-1, Class D (d)	1.886%	01/25/28	2,151,250	2,165,337
Chase Credit Linked Notes, Series 2020-1, Class E (d)	3.715%	01/25/28	1,103,352	1,109,514
Chase Credit Linked Notes, Series 2020-2, Class C (d)	1.140%	02/25/28	1,258,000	1,259,737

	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan — 13.0% continued
CIG Auto Receivables Trust, Series 2020-1, Class D (d)	2.350%	01/12/26	$2,400,000	$2,416,928
CPS Auto Receivables Trust, Series 2018-C, Class D (d)	4.400%	06/17/24	850,000	880,228
CPS Auto Receivables Trust, Series 2020-B, Class D (d)	4.750%	04/15/26	5,000,000	5,401,315
CPS Auto Receivables Trust, Series 2020-C, Class D (d)	2.410%	11/16/26	2,600,000	2,685,463
Credit Acceptance Auto Loan Trust, Series 2020-2, Class C (d)	2.730%	11/15/29	3,000,000	3,078,665
Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C (d)	2.280%	02/15/30	2,500,000	2,538,717
Drive Auto Receivables Trust, Series 2020-1, Class D	2.700%	05/17/27	4,500,000	4,665,874
Drive Auto Receivables Trust, Series 2020-2, Class D	3.050%	05/15/28	8,000,000	8,440,217
DT Auto Owner Trust, Series 2020-2, Class E (d)	4.730%	03/16/26	500,000	545,153
DT Auto Owner Trust, Series 2020-2, Class E (d)	7.170%	06/15/27	1,250,000	1,394,441
Exeter Automobile Receivables Trust, Series 2020-2, Class D (d)	4.730%	04/15/26	500,000	543,175
Exeter Automobile Receivables Trust, Series 2020-2, Class E (d)	7.190%	09/15/27	2,000,000	2,230,599
FHF Trust, Series 2020-1, Class A (d)	2.590%	12/15/23	2,788,040	2,806,825
FHF Trust, Series 2020-1, Class B (d)	3.100%	09/15/25	4,500,000	4,624,965
Foursight Capital Automobile Receivables, Series 2018-2, Class E (d)	5.500%	10/15/24	6,000,000	6,350,964

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 43

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 84.8% continued
Auto Loan — 13.0% continued
Foursight Capital Automobile Receivables, Series 2020-1, Class C (d)	2.410%	08/15/25	$4,400,000	$4,476,569
Foursight Capital Automobile Receivables, Series 2020-1, Class E (d)	3.490%	04/15/26	1,300,000	1,309,858
GLS Auto Receivables Trust, Series 2020-4A, Class D (d)	1.640%	10/15/26	2,000,000	2,035,518
Hertz Fleet Lease Funding LP, Series 2017-1, Class D (d)	3.690%	04/10/31	1,500,000	1,499,591
Hertz Fleet Lease Funding LP, Series 2017-1, Class E (d)	5.800%	04/10/31	8,000,000	8,052,953
Hertz Fleet Lease Funding LP, Series 2018-1, Class D (d)	4.170%	05/10/32	700,000	704,482
Hertz Fleet Lease Funding LP, Series 2018-1, Class E (d)	5.550%	05/10/32	4,888,000	4,927,052
Hertz Fleet Lease Funding LP, Series 2019-1, Class E (d)	4.620%	01/10/33	3,400,000	3,464,858
Navistar Financial Dealer Note Master Trust, Series 2019-1, Class D (1MO LIBOR + 145) (a)(d)	1.598%	05/28/24	1,200,000	1,200,895
OSCAR US Funding Trust, Series 2019-11, Class A-4 (d)	2.680%	09/10/26	5,270,000	5,525,428
Santander Consumer Auto Receivables, Series 2020-B, Class D (d)	2.140%	12/15/26	2,000,000	2,031,121
Skopos Auto Receivables Trust, Series 2018-1, Class C (d)	4.770%	04/17/23	3,736,355	3,795,854
Skopos Auto Receivables Trust, Series 2019-1, Class B (d)	3.430%	09/15/23	6,000,000	6,071,662
Tesla Auto Lease Trust, Series 2018-B, Class D (d)	5.290%	11/22/21	5,250,000	5,375,439

	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan — 13.0% continued
Tesla Auto Lease Trust, Series 2020-A, Class D (d)	2.330%	02/20/24	$2,500,000	$2,559,978
Veros Auto Receivables Trust, Series 2020-1, Class A (d)	1.670%	09/15/23	2,233,872	2,240,625
Veros Auto Receivables Trust, Series 2020-1, Class B (d)	2.190%	06/16/25	2,500,000	2,520,907
Westlake Auto Receivables Trust, Series 2019-3, Class D (d)	2.720%	11/15/24	1,750,000	1,797,227
Westlake Auto Receivables Trust, Series 2020-2, Class D (d)	2.760%	01/15/26	5,000,000	5,170,767
				147,493,412
Conduit — 0.0% (c)
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D (a)(d)	5.631%	02/15/44	175,653	175,168

CRE/CLO — 8.4%
A10 Securitization, Series 2020-C, Class B (d)(e)	2.617%	08/15/40	2,100,000	2,099,626
A10 Securitization, Series 2020-C, Class C (d)(e)	3.363%	08/15/40	2,800,000	2,793,188
A10 Securitization, Series 2020-C, Class D (d)(e)	4.129%	08/15/40	1,950,000	1,946,880
A10 Securitization, Series 2020-C, Class E (d)(e)	5.465%	08/15/40	1,050,000	1,047,278
A10 Securitization, Series 2020-C, Class A (d)(e)	2.021%	09/15/50	1,303,670	1,303,584
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class C (1MO LIBOR + 235) (a)(d)	2.491%	08/15/32	4,750,000	4,606,923

44 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 84.8% continued
CRE/CLO — 8.4% continued
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class D (1MO LIBOR + 270) (a)(d)	2.859%	03/16/35	$4,500,000	$4,359,600
Bancorp Commercial Mortgage Trust (The), Series 2019-CRE5, Class A (1MO LIBOR + 100) (a)(d)	1.159%	03/17/36	858,124	853,710
BXMT Ltd, Series 2020-FL2, Class C (1MO LIBOR + 165) (a)(d)	1.793%	02/18/38	1,525,000	1,502,206
BXMT Ltd., Series 2017-FL1, Class C (1MO LIBOR + 195) (a)(d)	2.103%	06/15/35	2,100,000	2,088,108
BXMT Ltd., Series 2017-FL1, Class D (1MO LIBOR + 275) (a)	2.852%	06/15/35	3,300,000	3,291,813
BXMT Ltd., Series 2020-FL2, Class A (1MO LIBOR + 90) (a)(d)	1.043%	02/16/37	7,500,000	7,448,775
BXMT Ltd., Series 2020-FL2, Class D (1MO LIBOR + 195) (a)(d)	2.094%	02/16/37	4,225,000	4,151,308
BXMT Ltd., Series 2020-FL2, Class E (1MO LIBOR + 205) (a)(d)	2.194%	02/16/37	2,500,000	2,400,317
BXMT Ltd., Series 2020-FL2, Class B (1MO LIBOR + 140) (a)(d)	1.552%	02/18/38	3,650,000	3,599,999
Exantas Capital Corp., Series 2020-RS09, Class D (1MO LIBOR + 550) (a)(d)(e)	5.653%	04/17/37	7,284,823	7,338,338
FHLMC, Series 2020-FL3, Class B (1MO LIBOR + 375) (a)(d)	3.891%	07/15/35	1,000,000	1,013,084

	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO — 8.4% continued
FHLMC, Series 2020-FL3, Class C (1MO LIBOR + 450) (a)(d)	4.641%	07/15/35	$1,000,000	$1,019,317
FHLMC, Series 2020-FL3, Class A-S (1MO LIBOR + 285) (a)(d)	2.991%	07/16/35	1,500,000	1,515,887
KKR Real Estate Finance Trust, Inc., Series 2018-FL1, Class A (1MO LIBOR + 110) (a)(d)	1.253%	06/15/36	1,925,000	1,921,460
Multi Family Housing Mortgage Loan, Series 2019-FL2, Class A (1MO LIBOR + 113) (a)(d)	1.280%	11/27/34	6,025,000	5,968,769
Multi Family Housing Mortgage Loan, Series 2019-FL2, Class C (1MO LIBOR + 200) (a)(d)	2.150%	12/25/34	4,400,000	4,241,015
Multi Family Housing Mortgage Loan, Series 2020-FL4, Class A (1MO LIBOR +170) (a)(d)	1.859%	11/15/35	4,000,000	4,003,440
PFP Ltd., Series 2019-5, Class B (1MO LIBOR + 165) (a)(d)	1.803%	04/16/36	2,150,000	2,096,480
ReadyCap Commercial Mortgage Trust, Series 2020-FL4, Class A (1MO LIBOR + 215) (a)(d)	2.300%	02/25/35	6,649,930	6,686,398
ReadyCap Commercial Mortgage Trust, Series 2020-FL4, Class B (1MO LIBOR + 385) (a)(d)	4.000%	02/25/35	4,000,000	4,049,028
ReadyCap Commercial Mortgage Trust, Series 2020-FL4, Class C (1MO LIBOR + 475) (a)(d)	4.900%	02/25/35	4,000,000	4,048,658

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 45

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 84.8% continued
CRE/CLO — 8.4% continued
ReadyCap Commercial Mortgage Trust, Series 2018-FL2, Class D (1MO LIBOR + 270) (a)(d)(e)	2.848%	06/25/35	$6,600,000	$6,418,038
VMC Finance LLC, Series 2018-FL2, Class A (1MO LIBOR + 92) (a)(d)	1.073%	10/15/35	1,211,036	1,205,323
				95,018,550
Credit Cards — 3.6%
Continental Credit Card LLC, Series 2017-1, Class B (d)	6.410%	01/15/25	3,935,711	4,096,275
Continental Credit Card LLC, Series 2019-1, Class A (d)	3.830%	08/15/26	7,650,000	7,877,626
Continental Credit Card LLC, Series 2019-1, Class B (d)	4.950%	08/15/26	7,450,000	7,720,848
Continental Credit Card LLC, Series 2019-1, Class C (d)	6.160%	08/15/26	3,000,000	3,110,309
Continental Credit Card LLC, Series 2020-A, Class A (d)	2.240%	12/15/28	3,600,000	3,612,067
Continental Credit Card LLC, Series 2020-A, Class B (d)	3.660%	12/15/28	3,100,000	3,112,648
Genesis Private Label Amortization Trust, Series 2020-1, Class C (d)	4.190%	07/20/30	1,680,000	1,690,809
Genesis Private Label Amortization Trust, Series 2020-1, Class E (d)	9.760%	07/20/30	2,625,000	2,650,927
Genesis Sales Finance Master Trust, Series 2019-A, Class A (d)	4.680%	08/20/23	1,200,000	1,205,421
Genesis Sales Finance Master Trust, Series 2019-A, Class C (d)	6.880%	08/20/23	1,700,000	1,709,824
Genesis Sales Finance Master Trust, Series 2019-A, Class D (d)	9.540%	08/20/23	1,000,000	1,007,559

	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Cards — 3.6% continued
Genesis Sales Finance Master Trust, Series 2020-AA, Class B (d)	2.240%	09/22/25	$2,500,000	$2,519,772
Genesis Sales Finance Master Trust, Series 2020-AA, Class C (d)	2.990%	09/22/25	1,000,000	998,952
				41,313,037
Equipment — 3.8%
Access Point Financial, Inc., Series 2017-A, Class B (d)(e)	3.970%	04/15/29	439,635	441,786
Access Point Financial, Inc., Series 2017-A, Class C (d)(e)	5.820%	04/15/29	4,750,000	4,721,001
Access Point Financial, Inc., Series 2017-A, Class D (d)(e)	6.000%	04/15/29	5,000,000	4,949,890
Business Jet Securities LLC, Series 2018-2, Class A (d)	4.447%	06/15/33	3,149,806	3,206,578
Business Jet Securities LLC, Series 2018-2, Class B (d)	5.437%	06/15/33	4,367,364	4,440,168
Business Jet Securities LLC, Series 2019-1, Class B (d)	5.193%	07/15/34	2,690,360	2,705,933
Business Jet Securities LLC, Series 2019-1, Class C (d)	6.948%	07/15/34	4,993,380	5,028,197
Business Jet Securities LLC, Series 2020-1, Class B (d)	3.967%	11/15/35	1,319,986	1,326,335
Business Jet Securities LLC, Series 2020-1, Class C (d)	7.142%	11/15/35	2,890,359	2,924,857
CCG Receivables Trust, Series 2018-2, Class C (d)	3.870%	12/15/25	2,395,000	2,466,959
Octane Receivables Trust, Series 2019-1, Class A (d)	3.160%	09/20/23	2,091,955	2,118,183

46 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 84.8% continued
Equipment — 3.8% continued
Octane Receivables Trust, Series 2020-1, Class A (d)	1.710%	02/20/25	$5,760,469	$5,775,203
Octane Receivables Trust, Series 2020-1, Class C (d)	2.890%	03/20/26	2,600,000	2,631,217
				42,736,307
HECM — 1.4%
Cascade Funding Mortgage Trust, Series 2018-RM1, Class A1 (d)	4.580%	06/25/48	3,407,958	3,418,615
Cascade Funding Mortgage Trust, Series 2018-RM1, Class A2 (d)	5.875%	06/25/48	3,000,000	2,984,264
Finance of America HECM, Series 2020-HB2, Class A (d)	1.710%	07/25/30	5,446,365	5,454,546
Nationstar HECM Loan Trust, Series 2019-1A, Class A (d)	2.651%	06/25/29	458,032	458,739
RMF Buyout Issuance Trust, Series 2020-1, Class M3 (d)	2.964%	02/25/30	1,469,000	1,469,717
RMF Buyout Issuance Trust, Series 2020-2, Class M2 (d)	3.091%	06/25/30	1,500,000	1,506,657
RMF Buyout Issuance Trust, Series 2020-2, Class M3 (d)	4.571%	06/25/30	800,000	803,368
				16,095,906
Hospitality — 4.1%
Ashford Hospitality Trust, Series 2018-KEYS, Class A (1MO LIBOR + 100) (a)(d)	1.141%	06/15/35	5,000,000	4,847,382
BHMS Mortgage Trust, Series 2018-ATLS, Class A (1MO LIBOR + 125) (a)(d)	1.391%	07/16/35	4,400,000	4,278,663
BX Trust, Series 2018-GW, Class A (1MO LIBOR + 80) (a)(d)	0.941%	05/15/35	5,389,000	5,297,753

	Coupon	Maturity	Shares / Par Value	Fair Value
Hospitality — 4.1% continued
BX Trust, Series 2018-GW, Class E (1MO LIBOR + 197) (a)(d)	2.111%	05/15/37	$500,000	$474,331
BX Trust, Series 2019-OC11, Class C (d)	3.856%	12/11/41	2,200,000	2,332,183
Champlain Housing Mortgage Trust, Series 2017-COSMO, Class B (1MO LIBOR + 140) (a)(d)	1.541%	11/17/36	3,600,000	3,536,799
Cosmopolitan Hotel Trust, Series 2017-COSMO, Class D (1MO LIBOR + 225) (a)(d)	2.391%	11/15/36	4,900,000	4,740,276
Cosmopolitan Hotel Trust, Series 2017-COSMO, Class A (1MO LIBOR + 93) (a)(d)	1.071%	11/17/36	4,000,000	3,955,035
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class A (1MO LIBOR + 92) (a)(d)	1.079%	07/16/35	2,823,081	2,766,455
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class B (1MO LIBOR + 125) (a)(d)	1.409%	07/16/35	7,228,062	7,056,122
Hawaii Hotel Trust, Series 2019-MAUI, Class A (1MO LIBOR +115) (a)(d)	1.309%	05/17/38	2,245,000	2,225,294
Motel 6 Trust, Series 2017-MTL6, Class D (1MO LIBOR + 215) (a)(d)	2.291%	08/15/34	4,975,177	4,919,253
				46,429,546
Industrial — 3.2%
BX Commercial Mortgage Trust, Series 2020-FOX, Class D (1MO LIBOR + 210) (a)(d)	2.259%	11/15/32	3,000,000	3,008,458

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 47

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 84.8% continued
Industrial — 3.2% continued
BX Commercial Mortgage Trust, Series 2018-IND, Class A (1MO LIBOR + 75) (a)(d)	0.891%	11/15/35	$591,669	$591,484
BX Commercial Mortgage Trust, Series 2018-IND, Class F (1MO LIBOR + 180) (a)(d)	1.941%	11/15/35	1,778,000	1,771,316
BX Commercial Mortgage Trust, Series 2019-XL, Class B (1MO LIBOR + 108) (a)(d)	1.221%	10/15/36	5,581,871	5,581,869
BX Commercial Mortgage Trust, Series 2020-BXLP, Class D (1MO LIBOR + 125) (a)(d)	1.391%	12/15/36	3,760,558	3,718,316
BX Commercial Mortgage Trust, Series 2020-BXLP, Class E (1MO LIBOR + 160) (a)(d)	1.741%	12/15/36	4,296,068	4,209,913
Cold Storage Trust, Series 2020-ICE5, Class F (1MO LIBOR + 349.25) (a)(d)	3.633%	11/15/37	5,000,000	5,005,971
Cold Storage Trust, Series 2020-ICE5, Class E (a)(d)	2.906%	11/16/37	2,500,000	2,493,730
Credit Suisse First Boston, Series 2020-UNFI, Class A (a)(d)	4.168%	12/06/22	10,400,000	10,400,517
				36,781,574
Laboratory — 0.5%
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class B (1MO LIBOR + 97) (a)(d)	1.111%	07/15/32	4,019,591	4,018,374
KNDL Mortgage Trust, Series 2019-KNSQ, Class D (1MO LIBOR + 135) (a)(d)	1.509%	05/15/36	1,250,000	1,246,897
				5,265,271

	Coupon	Maturity	Shares / Par Value	Fair Value
Manufactured Housing — 0.1%
Cascade Funding Mortgage Trust, Series 2019-MH1, Class M (d)	5.985%	11/25/44	$1,100,000	$1,146,259

Mixed-Use — 0.4%
20 Times Square Trust, Series 2018-20TS, Class B (a)(d)	3.203%	05/17/35	4,400,000	4,384,201

Multifamily — 4.4%
Freedom Mortgage Trust, Series 2019-KF61, Class B (a)(d)	2.353%	03/25/29	4,594,936	4,491,829
FREMF Mortgage Trust, Series 2018-KF44, Class B (1MO LIBOR +215) (a)(d)	2.303%	02/25/25	3,722,248	3,673,524
FREMF Mortgage Trust, Series 2018-KF43, Class B (1MO LIBOR +215) (a)(d)	2.303%	01/25/28	4,471,083	4,365,236
FREMF Mortgage Trust, Series 2018-KF50, Class B (1MO LIBOR + 190) (a)(d)	2.040%	07/25/28	2,603,279	2,510,544
FREMF Mortgage Trust, Series 2019-KF57, Class B (2MO LIBOR + 225) (a)(d)	2.403%	01/25/29	3,511,820	3,401,399
Multi Family Connecticut Avenue, Series 2019-01, Class M-7 (1MO LIBOR + 170) (a)(d)	1.848%	10/15/49	9,348,409	9,087,141
Multi Family Connecticut Avenue, Series 2019-01, Class B-10 (1MO LIBOR + 550) (a)(d)	5.648%	10/15/49	3,000,000	2,581,819
Multi Family Connecticut Avenue, Series 2020-01, Class M-7 (1MO LIBOR + 195) (a)(d)	2.098%	03/25/50	4,090,324	4,034,149

48 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 84.8% continued
Multifamily — 4.4% continued
Multi Family Connecticut Avenue, Series 2020-01, Class M-10 (1MO LIBOR + 375) (a)(d)	3.898%	03/25/50	$15,000,000	$14,579,478
Multi Family Connecticut Avenue, Series 2020-01, Class CE (1MO LIBOR + 750) (a)(d)	7.648%	03/25/50	1,500,000	1,320,507
				50,045,626
Non-Performing Loan — 1.0%
Volt LXXX LLC, Series 2019-NP6, Class A-1A (a)(d)	3.228%	10/25/49	1,733,529	1,735,973
Volt LXXXIX LLC, Series 2020-NPL5, Class A-1A (a)(d)	2.981%	03/25/50	9,383,617	9,392,360
				11,128,333
Non-QM — 0.0% (c)
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A3 (a)	2.228%	08/25/34	6,684	6,689

Residential Transition Loan — 1.4%
Antler Mortgage Trust, Series 2019-RTL1, Class A1 (d)	4.458%	06/27/22	3,587,623	3,585,764
Antler Mortgage Trust, Series 2018-RTL1, Class A2 (d)	4.703%	07/25/22	1,486,140	1,473,133
Antler Mortgage Trust, Series 2019-RTL1, Class A2 (d)	4.948%	08/25/22	1,900,000	1,880,010
Antler Mortgage Trust, Series 2018-RTL1, Class M (d)	7.385%	05/25/23	2,000,000	1,994,894
LHFC Depositor LLC, Series 2019-RLT1, Class A2 (d)	4.948%	10/25/23	4,544,000	4,543,602
LHFC Depositor LLC, Series 2019-RLT1, Class M (d)	6.899%	10/25/23	2,750,000	2,668,754
				16,146,157

	Coupon	Maturity	Shares / Par Value	Fair Value
Retail — 1.7%
BX Trust, Series 2018-EXCL, Class A (1MO LIBOR + 1088) (a)(d)	1.229%	09/15/37	$5,353,585	$4,942,198
Citigroup Commercial Mortgage, Series 2017-MDRB, Class D (1MO LIBOR + 325) (a)(d)	3.391%	07/15/30	9,650,000	9,112,746
Citigroup Commercial Mortgage, Series 2017-MDRB, Class A (1MO LIBOR + 110) (a)(d)	1.241%	07/15/30	592,040	569,098
Credit Suisse First Boston, Series 2018-SITE, Class C (a)(d)	4.941%	04/17/36	4,575,000	4,302,478
				18,926,520
Single Family Rental — 3.5%
American Homes 4 Rent, Series 2015-SFR2, Class D (d)	5.036%	10/18/52	1,171,000	1,294,350
AMSR Trust, Series 2020-SFR2, Class G (d)	4.000%	07/17/37	500,000	502,390
Colony American Finance Ltd., Series 2020-1, Class A1 (d)	1.832%	03/17/50	8,852,362	8,980,456
Colony American Finance Ltd., Series 2020-4, Class B (d)	1.707%	12/15/52	4,750,000	4,771,124
Invitation Homes Trust, Series 2017-SFR2, Class D (1MO LIBOR + 180) (a)(d)	1.953%	12/17/36	2,995,604	3,002,756
Invitation Homes Trust, Series 2017-SFR2, Class A (1MO LIBOR + 85) (a)(d)	1.003%	12/19/36	899,561	897,367
Invitation Homes Trust, Series 2018-SFR1, Class B (1MO LIBOR + 95) (a)(d)	1.086%	03/17/37	6,700,000	6,644,546

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 49

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 84.8% continued
Single Family Rental — 3.5% continued
Invitation Homes Trust, Series 2018-SFR3, Class A (1MO LIBOR + 100) (a)(d)	1.153%	07/17/37	$11,705,697	$11,705,695
Invitation Homes Trust, Series 2018-SFR3, Class E (1MO LIBOR + 200) (a)(d)	2.153%	07/17/37	2,086,019	2,082,728
				39,881,412
Small Business — 5.6%
Credibly Asset Securitization LLC, Series 2018-1, Class A (d)	4.800%	11/15/23	14,750,000	14,766,460
Kabbage Funding LLC, Series 2019-1, Class C (d)	4.611%	03/15/24	2,058,751	2,058,543
Kabbage Funding LLC, Series 2019-1, Class D (d)	5.688%	03/15/24	3,300,000	3,107,036
Newtek Small Business Loan Trust, Series 2018-1, Class A (1MO LIBOR + 170) (a)(d)	1.850%	02/25/44	1,339,678	1,303,233
Newtek Small Business Loan Trust, Series 2018-1, Class B (1MO LIBOR + 300) (a)(d)	3.150%	02/25/44	2,947,291	2,690,736
Newtek Small Business Loan Trust, Series 2019-01, Class A (1MO LIBOR + 165) (a)(d)	2.350%	12/25/44	3,300,592	3,241,025
SFS Asset Securitization LLC, Series 2019-1, Class A (d)	4.238%	06/10/25	7,400,000	7,397,861
SFS Asset Securitization LLC, Series 2019-1, Class B (d)	5.023%	06/10/25	2,000,000	1,913,365
SFS Asset Securitization LLC, Series 2019-1, Class C (d)	6.390%	06/10/25	746,000	682,389
Small Business Lending Trust, Series 2019-A, Class A (d)	2.850%	07/15/26	1,068,776	1,065,864

	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business — 5.6% continued
Small Business Lending Trust, Series 2019-A, Class B (d)	3.420%	07/15/26	$1,902,000	$1,864,073
Small Business Lending Trust, Series 2019-A, Class C (d)	4.310%	07/15/26	4,700,000	4,422,426
Small Business Lending Trust, Series 2019-A, Class D (d)	6.300%	07/15/26	5,000,000	4,514,650
Small Business Lending Trust, Series 2020-A, Class A (d)	2.620%	12/15/26	3,272,863	3,255,161
Small Business Lending Trust, Series 2020-A, Class B (d)	3.200%	12/15/26	2,000,000	1,925,845
Small Business Lending Trust, Series 2020-A, Class C (d)	5.010%	12/15/26	10,800,000	9,477,571
				63,686,238
Specialty — 0.4%
BTH Mortgage-Backed Securities Trust, Series 2018-13, Class A (1MO LIBOR + 250) (a)	2.650%	08/01/21	4,000,000	3,984,295

Student Loan — 1.0%
College Ave Student Loans, Series 2018-A, Class B (d)	4.750%	12/26/47	1,900,000	2,006,825
College Ave Student Loans, Series 2018-A, Class C (d)	5.500%	12/26/47	900,000	947,429
College Ave Student Loans, Series 2019-A, Class C (d)	4.460%	12/28/48	4,000,000	4,169,087
CommonBond Student Loan Trust, Series 2017-BGS, Class C (d)	4.440%	09/25/42	138,595	144,949
Earnest Student Loan Program LLC, Series 2016-C, Class A-2 (d)	2.680%	07/25/35	1,654,341	1,661,387

50 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 84.8% continued
Student Loan — 1.0% continued
Earnest Student Loan Program LLC, Series 2016-C, Class A1 (1MO LIBOR + 185) (a)(d)	2.000%	10/27/36	$481,333	$482,561
Earnest Student Loan Program LLC, Series 2016-D, Class R (d)(e)	0.000%	01/25/41	5,000	70,000
Laurel Road Prime Student Loan, Series 2019-A, Class BFX (d)	3.000%	10/25/48	1,842,378	1,880,462
				11,362,700
Unsecured Consumer — 19.4%
Avant Loans Funding Trust, Series 2020-REV1, Class A (d)	2.170%	05/15/29	4,800,000	4,819,274
Consumer Lending Receivables Trust, Series 2019-A, Class CTF (PO) (d)(e)	0.000%	04/15/26	150,000	2,147,777
Consumer Lending Receivables Trust, Series 2019-A, Class A (d)	3.520%	04/15/26	275,307	276,468
Consumer Loan Bond Club Trust, Series 2018-P3, Class C (d)	5.540%	01/15/26	3,000,000	3,007,567
Consumer Loan Underlying Bond Credit Trust, Series 2019-P1, Class C (d)	4.660%	07/15/26	10,000,000	9,888,087
Consumer Loan Underlying Bond Credit Trust, Series 2019-P2, Class C (d)	4.410%	10/15/26	5,573,000	5,586,494
Consumer Loan Underlying Bond Credit Trust, Series 2019-HP1, Class B (d)	3.480%	12/15/26	5,000,000	5,066,034
Consumer Loan Underlying Bond Credit Trust, Series 2020-P1, Class C (d)	4.610%	03/15/28	1,225,000	1,197,023

	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer — 19.4% continued
Freedom Financial, Series 2018-1, Class B (d)	4.560%	07/18/24	$4,564,476	$4,570,750
Freedom Financial, Series 2018-2, Class A (d)	3.990%	10/20/25	244,673	245,187
Freedom Financial, Series 2019-1, Class B (d)	3.870%	06/18/26	2,836,403	2,865,072
Freedom Financial, Series 2019-2, Class C (d)	4.860%	11/18/26	5,500,000	5,577,846
Freedom Financial, Series 2020-FP1, Class B (d)	3.060%	03/18/27	4,000,000	4,062,964
Freedom Financial, Series 2020-FP1, Class C (d)	4.370%	03/18/27	3,250,000	3,235,252
Freedom Financial, Series 2020-2CP, Class A (d)	4.520%	06/18/27	2,201,250	2,225,526
Freedom Financial, Series 2020-3FP, Class A (d)	2.400%	09/20/27	2,216,311	2,226,058
Freedom Financial, Series 2020-3FP, Class B (d)	4.180%	09/20/27	4,000,000	4,095,696
Freedom Financial, Series 2020-3FP, Class C (d)	6.960%	09/20/27	2,500,000	2,641,736
LendingPoint Asset Securitization Trust, Series 2019-1, Class B (d)	3.613%	08/15/25	1,044,280	1,046,773
LendingPoint Asset Securitization Trust, Series 2019-1, Class C (d)	4.504%	08/15/25	2,000,000	2,013,833
LendingPoint Asset Securitization Trust, Series 2019-2, Class A (d)	3.071%	11/10/25	533,698	534,163
LendingPoint Asset Securitization Trust, Series 2019-2, Class B (d)	3.725%	11/10/25	2,000,000	2,013,154
LendingPoint Asset Securitization Trust, Series 2019-2, Class C (d)	4.660%	11/10/25	4,141,000	4,179,537
LendingPoint Asset Securitization Trust, Series 2020-1, Class B (d)	3.107%	02/10/26	3,725,000	3,739,065

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 51

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 84.8% continued
Unsecured Consumer — 19.4% continued
Lendmark Funding Trust, Series 2020-2A, Class C (d)	4.690%	04/21/31	$1,000,000	$1,015,531
LL ABS Trust, Series 2020-1, Class A (d)	2.330%	07/15/22	5,912,295	5,984,053
LL ABS Trust, Series 2020-1, Class B (d)	3.790%	03/15/23	1,650,000	1,707,087
LL ABS Trust, Series 2020-1, Class C (d)	6.540%	11/15/23	2,200,000	2,312,356
LL ABS Trust, Series 2019-1, Class A (d)	2.870%	03/15/27	1,782,161	1,790,266
LL ABS Trust, Series 2019-1, Class B (d)	3.520%	03/15/27	5,550,000	5,568,868
LL ABS Trust, Series 2019-1, Class C (d)	5.070%	03/15/27	4,500,000	4,509,009
Mariner Finance Issuance Trust, Series 2020-A, Class D (d)	5.750%	08/21/34	8,000,000	8,046,855
Mariner Finance Issuance Trust, Series 2018-A, Class C (d)	5.110%	11/20/30	2,750,000	2,798,944
Mariner Finance Issuance Trust, Series 2018-A, Class D (d)	6.570%	11/20/30	4,725,000	4,850,623
Mariner Finance Issuance Trust, Series 2019-A, Class C (d)	4.010%	07/20/32	2,120,000	2,145,935
Marlette Funding Trust, Series 2019-4, Class B (d)	2.950%	12/17/29	760,000	773,859
Oportun Funding VIII LLC, Series 2018-A, Class B (d)	4.450%	03/08/24	4,600,000	4,600,000
Oportun Funding VIII LLC, Series 2018-A, Class C (d)	5.090%	03/08/24	1,225,000	1,225,000
Oportun Funding X LLC, Series 2018-C, Class B (d)	4.590%	10/08/24	3,000,000	3,028,882
Oportun Funding X LLC, Series 2018-C, Class D (d)	6.790%	10/08/24	4,472,000	4,527,019
Oportun Funding XII LLC, Series 2018-D, Class B (d)	4.830%	12/09/24	2,900,000	2,952,019
Oportun Funding XII LLC, Series 2018-D, Class D (d)	7.170%	12/09/24	4,000,000	4,075,754

	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer — 19.4% continued
Prosper Marketplace Issuance Trust, Series 2019-1A, Class B (d)	4.030%	04/15/25	$1,096,346	$1,100,975
Prosper Marketplace Issuance Trust, Series 2019-3A, Class CERT (d)(e)	0.000%	07/15/25	81,061,702	749,983
Prosper Marketplace Issuance Trust, Series 2019-3, Class B (d)	3.590%	07/15/25	7,600,000	7,666,383
Prosper Marketplace Issuance Trust, Series 2019-4, Class B (d)	3.200%	02/17/26	4,500,000	4,535,554
Prosper Marketplace Issuance Trust, Series 2019-4A, Class C (d)	4.950%	02/17/26	7,886,000	7,880,402
Purchasing Power Funding, Series 2018-A, Class D (a)(d)	4.660%	08/15/22	1,734,413	1,727,094
Regional Management Issuance Trust, Series 2019-1, Class C (d)	4.110%	11/15/28	2,000,000	2,051,290
Regional Management Issuance Trust, Series 2020-1, Class A (d)	2.340%	10/15/30	2,000,000	2,017,287
Regional Management Issuance Trust, Series 2020-1, Class B (d)	3.230%	10/15/30	2,500,000	2,558,829
Upgrade Master Pass-Thru Trust, Series 2019-ST1, Class A (d)	4.000%	07/15/25	2,592,596	2,615,202
Upgrade Master Pass-Thru Trust, Series 2019-ST3, Class A (d)	3.750%	11/15/25	1,601,358	1,619,422

52 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 84.8% continued
Unsecured Consumer — 19.4% continued
Upgrade Receivables Trust, Series 2019-1, Class B (d)	4.090%	03/15/25	$257,780	$258,010
Upstart Pass Through Trust, Series 20-ST6, Class A (d)	3.000%	01/20/27	7,809,000	7,834,504
Upstart Pass-Through Trust, Series 2020-ST1, Class A (d)	3.750%	02/20/28	3,153,398	3,199,975
Upstart Pass-Through Trust, Series 2020-ST2, Class A (d)	3.500%	03/20/28	3,013,775	3,062,795
Upstart Pass-Through Trust, Series 2020-ST3, Class A (d)	3.350%	04/20/28	3,697,171	3,762,222
Upstart Securitization Trust, Series 2019-1, Class B (d)	4.190%	04/20/26	793,209	797,394
Upstart Securitization Trust, Series 2021-ST1, Class A (d)	2.750%	02/20/27	3,000,000	3,000,456
Upstart Securitization Trust, Series 2019-2, Class A (d)	2.897%	09/20/29	1,614,489	1,625,023
Upstart Securitization Trust, Series 2019-2, Class B (d)	3.734%	09/20/29	12,325,000	12,584,426
Upstart Securitization Trust, Series 2019-2, Class C (d)	4.783%	09/20/29	5,587,000	5,624,707
Upstart Securitization Trust, Series 2019-3, Class B (d)	3.829%	01/21/30	4,500,000	4,628,658
				220,073,987

Total Securitized
(Cost $945,232,980)				$960,478,006

	Shares	Fair Value
Registered Investment Companies — 13.7%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.10% (f)	152,050,446	$152,080,857
State Street Navigator Securities Lending Portfolio I, 0.17% (f)(g)	2,801,555	2,801,555
Total Registered Investment Companies
(Cost $154,779,238)		$154,882,412

Total Investment Securities — 100.1%
(Cost $1,117,132,367)		$1,133,124,199

Liabilities in Excess of Other Assets — (0.1)%		(658,268)

Net Assets — 100.0%		$1,132,465,931

(a)

Variable rate security. The rate shown is the effective interest rate as of December 31, 2020. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2020 was $2,727,520.
(c)	Percentage rounds to less than 0.1%.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of December 31, 2020 was $920,704,417, representing 81.3% of net assets.

(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of December 31, 2020 was $38,031,415, representing 3.4% of net assets.
(f)	The rate shown is the 7-day effective yield as of December 31, 2020.
(g)	This security was purchased with cash collateral from securities held on loan.

A/S — Aktieselskab

IO — Interest Only

LIBOR — London Interbank Offered Rate

NA — National Association

PO — Principal Only

SOFR — Secured Overnight Financing Rate

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 53

Diamond Hill Core Bond Fund
Schedule of Investments
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 15.6%
Banking — 5.4%
Bank of America Corp.	2.881%	04/24/23	$100,000	$103,189
Bank of America Corp.	3.458%	03/15/25	425,000	462,668
Bank of America Corp.	3.875%	08/01/25	300,000	341,939
Bank of America Corp.	2.015%	02/13/26	400,000	419,137
Bank of America Corp.	1.319%	06/19/26	150,000	153,168
Bank of America Corp.	3.824%	01/20/28	100,000	114,817
Bank of America Corp.	2.592%	04/29/31	250,000	267,898
Bank of New York Mellon Corp. (The), Series MTN	1.850%	01/27/23	200,000	206,233
Bank of New York Mellon Corp. (The)	3.000%	10/30/28	100,000	113,017
Bank of Nova Scotia	1.950%	02/01/23	130,000	134,249
Canadian Imperial Bank of Commerce	2.606%	07/22/23	100,000	103,443
Capital One Financial Corp. (b)	2.600%	05/15/23	200,000	209,650
Capital One Financial Corp.	3.750%	07/28/26	100,000	113,344
Citigroup, Inc	1.678%	05/15/24	500,000	515,055
Citigroup, Inc.	3.352%	04/24/25	200,000	217,435
Citigroup, Inc. (b)	3.300%	04/27/25	100,000	110,875
Citigroup, Inc. (3MO LIBOR + 125) (a)	1.475%	07/01/26	100,000	101,670
Citigroup, Inc.	3.887%	01/10/28	500,000	574,306
Citigroup, Inc. (b)	4.125%	07/25/28	150,000	175,402
Citigroup, Inc.	2.976%	11/05/30	180,000	198,133
Citigroup, Inc.	5.316%	03/26/41	100,000	140,627
Citizens Financial Group	2.850%	07/27/26	225,000	250,349
Comerica Bank, Series BKNT	2.500%	07/23/24	250,000	265,821
Cooperative Rabobank UA (c)	2.625%	07/22/24	250,000	267,302
Discover Bank	2.700%	02/06/30	250,000	265,017
Discover Financial Services	4.100%	02/09/27	100,000	115,168
Fifth Third Bancorp (1MO LIBOR + 170) (a)	2.375%	01/28/25	275,000	292,606
First Tennessee Bank	5.750%	05/01/30	250,000	290,937

	Coupon	Maturity	Shares / Par Value	Fair Value
Banking — 5.4% continued
Goldman Sachs Group, Inc. (3MO LIBOR + 111) (a)	1.325%	04/26/22	$50,000	$50,138
Goldman Sachs Group, Inc.	3.500%	01/23/25	205,000	226,211
Goldman Sachs Group, Inc.	3.500%	04/01/25	250,000	278,005
Goldman Sachs Group, Inc.	3.500%	11/16/26	350,000	392,915
Goldman Sachs Group, Inc.	1.093%	12/09/26	250,000	252,510
Goldman Sachs Group, Inc. (b)	2.600%	02/07/30	500,000	537,780
Huntington Bancshares, Inc.	2.625%	08/06/24	125,000	133,557
JPMorgan Chase & Co. (3MO LIBOR + 100) (a)	1.237%	01/15/23	100,000	100,827
JPMorgan Chase & Co.	0.653%	09/16/24	150,000	150,784
JPMorgan Chase & Co.	4.023%	12/05/24	550,000	605,851
JPMorgan Chase & Co.	1.045%	11/19/26	500,000	505,534
JPMorgan Chase & Co.	3.782%	02/01/28	100,000	114,957
JPMorgan Chase & Co.	3.509%	01/23/29	100,000	114,040
JPMorgan Chase & Co.	2.739%	10/15/30	100,000	108,820
JPMorgan Chase & Co.	2.522%	04/22/31	750,000	805,700
KeyBank NA	0.423%	01/03/24	500,000	500,551
KeyCorp (b)	2.550%	10/01/29	385,000	416,769
Morgan Stanley	3.737%	04/24/24	100,000	107,592
Morgan Stanley	3.700%	10/23/24	100,000	111,328
Morgan Stanley	3.875%	01/27/26	500,000	573,408
Morgan Stanley	3.125%	07/27/26	100,000	111,981
Morgan Stanley	3.625%	01/20/27	100,000	114,737
Morgan Stanley, Series GMTN	2.699%	01/22/31	175,000	189,873
Morgan Stanley	1.794%	02/13/32	500,000	502,788
PNC Bank NA (b)	1.743%	02/24/23	250,000	253,856
PNC Bank NA	2.700%	10/22/29	250,000	273,203
PNC Financial Services	2.600%	07/23/26	250,000	274,391
Regions Financial Corp.	2.250%	05/18/25	275,000	291,574
Royal Bank of Canada, Series GMTN	1.950%	01/17/23	250,000	258,161
Royal Bank of Canada (b)	1.150%	06/10/25	365,000	372,906
State Street Corp.	2.354%	11/01/25	175,000	186,746

54 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 15.6% continued
Banking — 5.4% continued
Toronto-Dominion Bank (The) (SOFR + 48) (a)	0.570%	01/27/23	$425,000	$426,592
Truist Financial Corp. (b)	2.150%	12/06/24	250,000	264,911
US Bancorp	2.400%	07/30/24	350,000	373,037
Wells Fargo & Co.	3.550%	09/29/25	925,000	1,038,870
Wells Fargo & Co.	2.188%	04/30/26	275,000	289,544
Wells Fargo & Co.	2.393%	06/02/28	250,000	266,045
				18,099,947
Basic Industry — 0.5%
Air Products and Chemicals, Inc.	1.850%	05/15/27	475,000	502,966
FMC Corp.	3.450%	10/01/29	300,000	341,361
Nucor Corp.	2.000%	06/01/25	250,000	264,702
PPG Industries, Inc.	2.400%	08/15/24	110,000	116,501
PPG Industries, Inc. (b)	2.550%	06/15/30	300,000	322,105
Sherwin-Williams Co.	2.300%	05/15/30	250,000	260,929
				1,808,564
Brokerage Asset Managers Exchanges — 0.4%
Ameriprise Financial, Inc.	3.000%	04/02/25	250,000	272,115
CBOE Holdings, Inc.	3.650%	01/12/27	100,000	113,706
Charles Schwab Corp. (The)	0.900%	03/11/26	500,000	506,566
Intercontinental Exchange, Inc. (b)	0.700%	06/15/23	275,000	277,208
				1,169,595
Capital Goods — 0.4%
Carrier Global Corp.	2.700%	02/15/31	250,000	268,450
General Electric Capital Corp.	6.750%	03/15/32	300,000	420,373
L3 Harris Technologies, Inc.	3.850%	12/15/26	50,000	57,875
Lennox International, Inc.	3.000%	11/15/23	100,000	105,393
Republic Services, Inc.	2.500%	08/15/24	200,000	213,541
Waste Management, Inc.	1.150%	03/15/28	300,000	300,723
				1,366,355
Communications — 1.3%
American Tower Corp.	2.250%	01/15/22	50,000	50,959

	Coupon	Maturity	Shares / Par Value	Fair Value
Communications — 1.3% continued
American Tower Corp.	3.800%	08/15/29	$100,000	$116,207
American Tower Corp.	2.100%	06/15/30	100,000	102,580
AT&T, Inc.	2.300%	06/01/27	650,000	692,808
AT&T, Inc. (c)	2.550%	12/01/33	114,000	117,224
AT&T, Inc.	4.500%	05/15/35	100,000	121,257
British Telecommunications plc (c)	3.250%	11/08/29	275,000	303,190
Comcast Corp.	3.950%	10/15/25	750,000	861,482
Comcast Corp.	2.650%	02/01/30	100,000	109,236
Comcast Corp.	1.950%	01/15/31	250,000	257,075
Comcast Corp. (b)	3.969%	11/01/47	144,000	180,050
Deutsche Telekom International Finance (c)	4.750%	06/21/38	100,000	125,930
Twenty-First Century Fox, Inc.	4.030%	01/25/24	50,000	55,060
Verizon Communications, Inc. (3MO LIBOR + 110) (a)(b)	1.321%	05/15/25	100,000	102,685
Verizon Communications, Inc.	4.125%	03/16/27	100,000	117,903
Verizon Communications, Inc.	3.000%	03/22/27	120,000	132,876
Verizon Communications, Inc.	1.750%	01/20/31	500,000	497,198
Verizon Communications, Inc. (b)(c)	2.987%	10/30/56	143,000	143,643
Walt Disney Co. (The)	1.750%	08/30/24	175,000	182,473
Walt Disney Co. (The)	3.800%	03/22/30	100,000	119,119
				4,388,955
Consumer Cyclical — 0.9%
BMW US Capital, LLC (b)(c)	3.900%	04/09/25	300,000	337,744
CVS Health Corp.	3.750%	04/01/30	500,000	581,586
CVS Health Corp.	5.050%	03/25/48	250,000	338,294
Daimler Finance LLC (b)(c)	1.750%	03/10/23	275,000	282,319
Ford Motor Co. (b)	4.346%	12/08/26	100,000	106,500
Ford Motor Co.	7.450%	07/16/31	75,000	96,188
General Motors Financial Co., Inc.	3.200%	07/06/21	35,000	35,376
General Motors Financial Co., Inc.	4.000%	10/06/26	100,000	112,560

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 55

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 15.6% continued
Consumer Cyclical — 0.9% continued
Home Depot, Inc. (The)	3.500%	09/15/56	$100,000	$124,768
Volkswagen AG (c)	2.500%	09/24/21	200,000	202,979
Volkswagen Group America (c)	0.750%	11/23/22	500,000	501,478
Walgreens Boots Alliance, Inc. (b)	3.200%	04/15/30	250,000	271,434
				2,991,226
Consumer Non-Cyclical — 0.9%
Abbott Laboratories	4.750%	11/30/36	100,000	137,651
AbbVie, Inc.	2.950%	11/21/26	335,000	370,568
AbbVie, Inc.	4.550%	03/15/35	100,000	126,380
Amgen, Inc.	2.650%	05/11/22	140,000	144,324
Amgen, Inc. (b)	1.900%	02/21/25	310,000	325,780
Anheuser-Busch Cos., LLC	4.700%	02/01/36	100,000	126,841
Anheuser-Busch InBev SA/NV (b)	4.750%	01/23/29	100,000	123,316
Anheuser-Busch InBev SA/NV (b)	3.500%	06/01/30	600,000	694,650
Kimberly-Clark Corp.	3.950%	11/01/28	100,000	119,809
Kroger Co. (The) (b)	2.650%	10/15/26	100,000	109,202
Kroger Co. (The)	2.200%	05/01/30	125,000	131,281
Zoetics, Inc., Series 4006	2.000%	05/15/30	525,000	543,260
				2,953,062
Electric — 1.2%
Ameren Corp.	2.500%	09/15/24	130,000	138,524
American Electric Power, Inc. (b)	1.000%	11/01/25	500,000	505,838
Berkshire Hathaway Energy Corp. (c)	1.650%	05/15/31	500,000	499,614
CMS Energy Corp.	2.950%	02/15/27	100,000	108,596
DTE Energy Co., Series C (a)	2.529%	10/01/24	150,000	159,797
DTE Energy Co., Series E	2.850%	10/01/26	100,000	109,747
DTE Energy Co., Series H	2.950%	03/01/30	125,000	136,380
Duke Energy Indiana LLC	2.750%	04/01/50	370,000	383,996
Georgia Power Co., Series 2020-A	2.100%	07/30/23	230,000	240,218
MidAmerican Energy Co.	3.650%	04/15/29	350,000	415,513
Northern States Power Co. of Minnesota	2.900%	03/01/50	125,000	140,673

	Coupon	Maturity	Shares / Par Value	Fair Value
Electric — 1.2% continued
Oncor Electric Delivery Co. LLC	3.750%	04/01/45	$490,000	$597,539
PECO Energy Co.	3.000%	09/15/49	200,000	220,192
PPL Electric Utilities	3.000%	10/01/49	160,000	174,219
Public Service Electric & Gas Co.	2.250%	09/15/26	100,000	107,983
Southwestern Electric Power	2.750%	10/01/26	100,000	108,408
				4,047,237
Energy — 0.9%
BP Capital Markets plc	3.194%	04/06/25	175,000	192,398
Chevron Corp.	1.995%	05/11/27	500,000	530,030
Cimarex Energy Co.	3.900%	05/15/27	100,000	110,174
Diamondback Energy, Inc.	3.250%	12/01/26	200,000	213,484
Energy Transfer Operating LP	4.500%	04/15/24	75,000	82,014
Exxon Mobil Corp.	2.992%	03/19/25	240,000	262,632
Phillips 66 Partners LP	3.700%	04/06/23	250,000	267,729
Phillips 66 Partners LP	2.450%	12/15/24	100,000	104,867
Phillips 66 Partners LP (b)	3.550%	10/01/26	100,000	109,536
Royal Dutch Shell plc	2.375%	11/07/29	320,000	344,076
Shell International Finance BV	6.375%	12/15/38	73,000	113,412
Suncor Energy, Inc.	2.800%	05/15/23	300,000	315,634
Total Capital International SA (b)	2.829%	01/10/30	120,000	134,399
Valero Energy Corp.	2.700%	04/15/23	250,000	260,888
Valero Energy Corp.	3.400%	09/15/26	100,000	109,618
				3,150,891
Insurance — 1.7%
Allstate Corp. (b)	0.750%	12/15/25	1,000,000	1,004,822
Athene Global Funding (c)	2.500%	01/14/25	225,000	235,652
Berkshire Hathaway Financial (b)	1.850%	03/12/30	250,000	263,317
Jackson National Life Global Funding (3MO LIBOR + 48) (a)(c)	0.701%	06/11/21	50,000	50,098
Jackson National Life Global Funding (c)	2.100%	10/25/21	50,000	50,715
Lincoln National Corp.	3.625%	12/12/26	100,000	115,395
Met Life Global Funding I (c)	1.950%	01/13/23	200,000	206,337

56 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 15.6% continued
Insurance — 1.7% continued
Met Life Global Funding I (c)	0.900%	06/08/23	$250,000	$253,153
New York Life Global Funding (c)	2.900%	01/17/24	100,000	107,264
New York Life Global Funding (c)	2.350%	07/14/26	50,000	53,376
New York Life Global Funding (c)	1.200%	08/07/30	1,250,000	1,211,534
Pricoa Global Funding (b)(c)	3.450%	09/01/23	160,000	172,638
Principal Life Global Funding II (c)	2.375%	11/21/21	100,000	101,847
Principal Life Global Funding II (c)	1.250%	06/23/25	525,000	535,861
Progressive Corp.	3.200%	03/26/30	240,000	276,249
Protective Life Global Funding (b)(c)	1.737%	09/21/30	1,100,000	1,104,851
				5,743,109
Natural Gas — 0.1%
Atmos Energy Corp.	2.625%	09/15/29	310,000	340,409

Other Utility — 0.1%
American Water Capital Corp.	2.800%	05/01/30	300,000	330,987

REITS — 0.9%
Alexandria Real Estate Equities, Inc.	3.950%	01/15/28	100,000	116,109
American Campus Communities, Inc.	3.625%	11/15/27	100,000	110,170
American Homes 4 Rent	4.250%	02/15/28	100,000	114,936
Boston Properties LP	2.750%	10/01/26	50,000	54,499
CubeSmart LP	3.125%	09/01/26	50,000	54,993
CubeSmart LP (b)	3.000%	02/15/30	280,000	306,015
CubeSmart LP	2.000%	02/15/31	200,000	200,421
ERP Operating LP	2.850%	11/01/26	100,000	110,597
ERP Operating LP	2.500%	02/15/30	150,000	161,935
Life Storage LP	3.875%	12/15/27	100,000	114,208
Realty Income Corp.	3.875%	04/15/25	100,000	112,624
Realty Income Corp.	0.750%	03/15/26	625,000	624,052
Realty Income Corp.	3.000%	01/15/27	100,000	110,609
Simon Property Group LP	2.000%	09/13/24	320,000	334,363
Spirit Realty LP	4.450%	09/15/26	100,000	112,904
Spirit Realty LP	4.000%	07/15/29	60,000	67,522

	Coupon	Maturity	Shares / Par Value	Fair Value
REITS — 0.9% continued
Spirit Realty LP	3.200%	02/15/31	$250,000	$265,514
				2,971,471
Technology — 0.3%
Apple, Inc. (b)	3.000%	06/20/27	100,000	111,977
Apple, Inc.	2.200%	09/11/29	250,000	269,793
Apple, Inc.	1.650%	05/11/30	300,000	308,802
Dell International LLC (b)(c)	5.300%	10/01/29	100,000	122,467
Oracle Corp.	2.800%	04/01/27	300,000	330,734
				1,143,773
Transportation — 0.6%
Alaska Airlines, Series 2020-1B, Class A (c)	4.800%	08/15/27	150,000	165,197
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	364,275	355,172
CSX Corp.	4.250%	11/01/66	100,000	133,548
FedEx Corp.	1.875%	02/20/34	525,000	540,312
Kirby Corp.	4.200%	03/01/28	100,000	110,868
Southwest Airlines Co. (b)	3.000%	11/15/26	100,000	106,603
U.S. Airways Pass-Through Trust, Series 2011-1, Class A	7.125%	04/22/25	32,384	29,734
United Airlines Pass-Through Trust, Series 2013-1, Class B	5.375%	02/15/23	179,459	180,849
United Airlines Pass-Through Trust, Series 2007-1, Class A	6.636%	01/02/24	26,658	27,196
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	10/15/27	300,000	324,073
				1,973,552

Total Corporate Credit
(Cost $49,567,220)				$52,479,133

Government Related — 0.4%
Government Guaranteed — 0.2%
Tunisian Republic	1.416%	08/05/21	500,000	503,690

Government Owned, No Guarantee — 0.2%
Tennessee Valley Authority	4.625%	09/15/60	525,000	826,249

Total Government Related
(Cost $1,273,858)				$1,329,939

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 57

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 63.4%
ABS-Other — 3.8%
BXG Receivables, Series 2018-A, Class C (c)	4.440%	02/02/34	$400,162	$412,572
Diamond Resorts Owner Trust, Series 2019-1, Class B (c)	3.530%	02/20/32	182,321	186,758
FMC GMSR Issuer Trust, Series 2019-GT2, Class A (c)	4.230%	09/25/24	400,000	392,398
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (a)(c)	4.450%	01/25/26	1,000,000	999,476
Gold Key Resorts LLC, Series 2014-A, Class A (c)	3.220%	03/17/31	20,043	20,235
GoodGreen Trust, Series 2017-1A, Class A (c)	3.740%	10/15/52	79,464	83,778
GoodGreen Trust, Series 2020-1A, Class A (c)	2.630%	04/15/55	439,549	449,823
Helios Issuer LLC, Series 2019-AA, Class A (c)	3.750%	06/20/46	120,902	127,347
Helios Issuer LLC, Series 2020-4, Class A (c)	2.980%	06/20/47	276,664	286,695
Hero Funding Trust, Series 2016-2A, Class A (c)	3.750%	09/20/41	169,401	176,743
Hero Funding Trust, Series 2016-3A, Class A1 (c)	3.080%	09/20/42	220,958	226,790
Hero Funding Trust, Series 2016-1R, Class A1 (c)	4.500%	09/21/42	2,371	2,373
Hero Funding Trust, Series 2016-4A, Class A1 (c)	3.570%	09/20/47	243,450	255,236
Hero Funding Trust, Series 2016-4B, Class B (c)	4.990%	09/20/47	151,686	154,817
Hero Funding Trust, Series 2017-3A, Class A1 (a)(c)	3.190%	09/20/48	211,106	217,448
Hero Funding Trust, Series 2018-1A, Class A2 (c)	4.670%	09/20/48	83,882	89,810
Hilton Grand Vacations Trust, Series 2020-A, Class B (c)	4.220%	02/25/39	409,564	440,023

	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other — 3.8% continued
Holiday Inn Timeshare Trust, Series 2020-A, Class C (c)	3.420%	10/09/39	$671,694	$694,262
Loanpal Solar Loan Ltd., Series 2020-3GS, Class B (c)	3.450%	12/20/47	600,000	602,452
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (c)	2.290%	01/20/48	750,000	754,380
Loanpal Solar Loan Ltd., Series 2021-1GS, Class B (c)	2.840%	01/20/48	1,000,000	999,660
Mill City Solar Loan Ltd., Series 2019-2GS, Class A (c)	3.690%	07/20/43	185,206	195,063
Mosaic Solar Loans LLC, Series 2018-1, Class A (c)	4.010%	06/22/43	114,018	123,066
Mosaic Solar Loans LLC, Series 2017-2, Class B (c)	4.770%	06/22/43	68,279	74,288
Mosaic Solar Loans LLC, Series 2020-1, Class A (c)	2.100%	04/20/46	312,460	318,663
Ocwen Master Advance Receivables, Series 2020-T1, Class A-T1 (c)	1.300%	08/15/52	670,000	671,391
PNMAC GMSR Issuer Trust, Series 2018-GT2, Class NT (1MO LIBOR + 265) (a)(c)	2.798%	08/25/23	400,000	386,200
Renew Financial LLC, Series 2017-1, Class A (c)	3.670%	09/20/52	94,307	97,170
Renew Financial LLC, Series 2017-1, Class B (a)(c)	5.750%	09/20/52	42,887	43,984
Renew Financial LLC, Series 2017-2, Class A (c)	3.220%	09/22/53	53,307	54,840
SPS Servicer Advance Receivables, Series 2020-T1, Class DT1 (c)	2.370%	11/15/52	199,000	199,653
SPS Servicer Advance Receivables, Series 2020-T2, Class D (c)	3.160%	11/15/55	494,000	498,429

58 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 63.4% continued
ABS-Other — 3.8% continued
Sunnova Solar Issuer LLC, Series 2020-2A, Class A (c)	2.730%	11/01/55	$1,100,000	$1,107,599
TES LLC, Series 2017-1, Class A (c)	4.330%	10/20/47	286,854	294,529
Westgate Resorts, Series 2018-1, Class B (c)	3.580%	12/20/31	97,709	97,230
Westgate Resorts, Series 2018-1, Class C (c)	4.100%	12/20/31	97,709	96,748
Westgate Resorts, Series 2020-1, Class B (c)	3.963%	03/20/34	178,728	184,686
Westgate Resorts, Series 2020-1A, Class C (c)	6.213%	03/20/34	893,640	935,963
				12,952,578
Agency CMBS — 0.6%
FNMA, Series 2019-M21, Class 1A1	1.950%	04/25/28	555,189	574,882
FNMA, Pool #FN 464107	4.820%	12/01/29	129,410	150,574
FNMA, Pool #FN AM9491	3.550%	08/01/30	174,166	202,844
FNMA, Pool #FN 469130 (a)	4.870%	10/01/41	129,676	153,727
FNMA, Pool #FN AM5015 (a)	4.940%	12/01/43	767,003	923,639
				2,005,666
Agency MBS CMO — 24.2%
FHLMA, Series 4847, Class CV	3.500%	02/15/30	463,717	508,012
FHLMA, Series 4673, Class PH	3.500%	01/15/45	612,081	641,732
FHLMA, Series 4531, Class PZ	3.500%	11/15/45	1,306,692	1,437,690
FHLMC, Series 306, Class F3 (PO) (1MO LIBOR + 30) (a)	0.459%	05/15/28	89,993	88,546
FHLMC, Series 2646, Class ZH	5.000%	07/15/33	119,229	153,742
FHLMC, Series 4265, Class FD (1MO LIBOR + 40) (a)	0.559%	01/15/35	362,461	364,533
FHLMC, Series 2006-71, Class ZH	6.000%	07/25/36	421,473	500,651

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 24.2% continued
FHLMC, Series 4613, Class AF (1MO LIBOR + 110) (a)	1.259%	11/15/37	$111,881	$113,070
FHLMC, Series 3605, Class PB	4.500%	11/15/39	100,000	111,998
FHLMC, Series 3617, Class PC	4.500%	12/15/39	109,000	122,740
FHLMC, Series 3740, Class FC (1MO LIBOR + 50) (a)	0.659%	10/15/40	157,712	158,906
FHLMC, Series 3759, Class ME	4.000%	11/15/40	500,000	554,750
FHLMC, Series 3811, Class TA (a)	5.000%	02/15/41	262,142	311,551
FHLMC, Series 3895, Class BF (1MO LIBOR + 50) (a)	0.659%	07/15/41	123,293	124,367
FHLMC, Series 4116, Class UB	2.500%	05/15/42	1,000,000	1,016,317
FHLMC, Series 4074, Class JY	2.500%	07/15/42	475,000	500,845
FHLMC, Series 4165, Class ZT	3.000%	02/15/43	405,553	405,803
FHLMC, Series 4180, Class ZB	3.000%	03/15/43	666,139	667,875
FHLMC, Series 4210, Class Z	3.000%	05/15/43	352,177	353,615
FHLMC, Series 4447, Class YZ	4.000%	08/15/43	1,509,742	1,696,415
FHLMC, Series 4333, Class GL	3.500%	04/15/44	250,000	289,804
FHLMC, Series 4408, Class BC	3.000%	11/15/44	1,020,410	1,089,806
FHLMC, Series 4830, Class DA	4.500%	11/15/44	57,927	58,380
FHLMC, Series 4731, Class EA	3.000%	10/15/45	316,444	334,114
FHLMC, Series 4738, Class TW	3.000%	11/15/46	1,385,000	1,512,515
FHLMC, Series 4857, Class H	4.000%	11/15/46	471,592	499,050
FHLMC, Series 4736, Class CL	3.000%	12/15/47	441,240	487,963
FHLMC, Series 4753, Class EZ	3.500%	12/15/47	1,947,714	2,115,399
FHLMC, Series 4750, Class KZ	3.500%	01/15/48	1,443,703	1,582,373
FHLMC, Series 4801, Class ZN	4.000%	05/15/48	1,108,670	1,219,501
FHLMC, Series 4941, Class NW	2.500%	05/25/49	758,520	778,803

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 59

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 63.4% continued
Agency MBS CMO — 24.2% continued
FHLMC, Series 4911, Class JM	3.500%	09/25/49	$1,000,000	$1,148,713
FHLMC, Series 5011, Class DB	2.000%	09/25/50	262,000	244,444
FHLMC, Series 4377, Class KZ (a)	3.500%	02/15/52	777,924	874,992
FNMA, Series 2010-155, Class JH	4.000%	12/25/28	120,000	134,693
FNMA, Series 2013-35, Class YT	6.500%	09/25/32	284,751	334,937
FNMA, Series 2012-129, Class HT	2.000%	12/25/32	142,654	143,110
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	80,390	95,443
FNMA, Series 2004-56, Class Z	7.500%	03/25/34	154,488	187,987
FNMA, Series 2004-17, Class BA	6.000%	04/25/34	204,117	265,330
FNMA, Series 2005-3, Class CG	5.500%	02/25/35	182,011	208,902
FNMA, Series 2005-62, Class ZL	5.500%	07/25/35	333,037	382,579
FNMA, Series 2006-56, Class DC (1MO LIBOR + 65) (a)	0.798%	07/25/36	132,832	133,418
FNMA, Series 2009-19, Class TD	5.000%	08/25/36	111,716	126,952
FNMA, Series 2006-108, Class FD (1MO LIBOR + 38) (a)	0.528%	11/25/36	160,909	162,405
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	156,395	170,573
FNMA, Series 2008-60, Class JC	5.000%	07/25/38	242,900	278,118
FNMA, Series 2009-103, Class MB (a)	3.062%	12/25/39	53,098	55,192
FNMA, Series 2010-2, Class LC	5.000%	02/25/40	200,000	238,782
FNMA, Series 2011-14, Class PB	5.000%	03/25/41	570,000	674,609
FNMA, Series 2011-57, Class PD	4.000%	07/25/41	321,407	377,888
FNMA, Series 2011-62, Class UA	4.500%	07/25/41	1,145,660	1,274,383
FNMA, Series 2012-9, Class FC (1MO LIBOR + 40) (a)	0.548%	02/25/42	159,502	160,596
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	975,425	999,009
FNMA, Series 2012-56, Class WC	3.500%	05/25/42	1,565,989	1,747,784

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 24.2% continued
FNMA, Series 2012-79, Class QB	2.000%	07/25/42	$360,735	$370,535
FNMA, Series 2012-84, Class JL	2.000%	08/25/42	210,188	205,904
FNMA, Series 411, Class A3	3.000%	08/25/42	54,402	57,508
FNMA, Series 2012-99, Class UY (a)	2.500%	09/25/42	329,000	344,779
FNMA, Series 2016-32, Class GO (PO)	0.000%	01/25/43	289,116	237,562
FNMA, Series 2013-35, Class LP	3.000%	01/25/43	352,000	385,784
FNMA, Series 2013-6, Class QA	2.500%	02/25/43	815,575	820,061
FNMA, Series 2013-35, Class CV	3.000%	02/25/43	350,000	385,654
FNMA, Series 2013-13, Class WH	3.500%	03/25/43	600,000	625,798
FNMA, Series 2013-31, Class NT	3.000%	04/25/43	121,749	123,217
FNMA, Series 2013-54, Class HQ	3.000%	06/25/43	14,385	14,393
FNMA, Series 2013-104, Class CY	5.000%	10/25/43	250,000	313,320
FNMA, Series 2013-115, Class PB	4.500%	11/25/43	300,000	372,483
FNMA, Series 2015-11, Class MZ	4.000%	12/25/43	4,593,555	5,211,264
FNMA, Series 2014-2, Class PB	4.000%	02/25/44	1,001,928	1,052,175
FNMA, Series 4473, Class Z	3.000%	05/15/45	378,271	411,499
FNMA, Series 2017-16, Class UW	3.000%	07/25/45	2,044,494	2,256,268
FNMA, Series 2016-68, Class AL	3.000%	10/25/46	850,000	932,765
FNMA, Series 2017-04, Class ZC	3.500%	02/25/47	2,866,737	3,089,905
FNMA, Series 2017-77, Class HZ	3.500%	10/25/47	1,964,808	2,072,539
FNMA, Series 2017-90, Class ZD	3.500%	11/25/47	2,234,057	2,378,869
FNMA, Series 2018-08, Class DZ	3.500%	02/25/48	1,107,311	1,172,536
FNMA, Series 2018-31, Class KQ	3.500%	05/25/48	847,826	916,851
FNMA, Series 2018-66, Class PZ	4.000%	09/25/48	526,170	624,655
FNMA, Series 2019-01, Class MH	3.000%	02/25/49	571,715	602,028
FNMA, Series 2019-8, Class ZD	3.500%	03/25/49	533,085	619,077

60 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 63.4% continued
Agency MBS CMO — 24.2% continued
FNMA, Series 2019-40, Class PL	4.000%	07/25/49	$318,000	$366,913
FNMA, Series 2019-60, Class WZ	2.750%	10/25/49	542,029	561,546
FNMA, Series 2019-83, Class EB	2.000%	01/25/50	171,000	161,898
FNMA, Series 2020-15, Class KY	3.000%	03/25/50	2,077,414	2,245,966
GNMA, Series 2015-161, Class AV	3.000%	01/20/29	415,484	441,995
GNMA, Series 2018-139, Class DV	3.500%	01/20/30	501,795	529,472
GNMA, Series 2004-49, Class MZ	6.000%	06/20/34	383,898	458,525
GNMA, Series 2005-13, Class BG	5.000%	02/20/35	290,000	326,868
GNMA, Series 2015-123, Class VB	3.500%	09/20/35	100,000	107,385
GNMA, Series 2006-17, Class JN	6.000%	04/20/36	245,561	282,894
GNMA, Series 2008-51, Class PH	5.250%	06/20/38	151,869	169,316
GNMA, Series 2009-2, Class PA	5.000%	12/20/38	113,527	124,839
GNMA, Series 2010-9, Class FA (1MO LIBOR + 52) (a)	0.673%	01/16/40	157,575	158,599
GNMA, Series 2010-105, Class ZC	4.500%	08/16/40	477,189	555,859
GNMA, Series 2013-22, Class GA (a)	2.500%	10/20/41	36,847	37,770
GNMA, Series 2012-74, Class LY (a)	2.500%	06/20/42	318,000	329,298
GNMA, Series 2012-134, Class KM	2.000%	09/20/42	342,000	340,024
GNMA, Series 2012-113, Class NZ (a)	4.500%	09/20/42	263,634	280,874
GNMA, Series 2012-143, Class EG	2.000%	12/20/42	657,458	662,730
GNMA, Series 2013-6, Class PE	2.000%	01/20/43	100,000	98,577
GNMA, Series 2013-5, Class GY	3.000%	01/20/43	437,000	489,320

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 24.2% continued
GNMA, Series 2015-179, Class ZB	2.500%	02/20/45	$55,851	$57,569
GNMA, Series 2016-37, Class YA	3.000%	12/20/45	1,052,893	1,174,249
GNMA, Series 2016-38, Class ZP	3.500%	03/20/46	70,835	79,228
GNMA, Series 2016-74, Class PL	3.000%	05/20/46	1,348,000	1,413,232
GNMA, Series 2016-111, Class HA	2.500%	08/20/46	136,161	136,017
GNMA, Series 2016-118, Class LB	3.000%	09/20/46	1,000,000	1,076,522
GNMA, Series 2017-080, Class BZ	3.500%	05/20/47	396,695	446,685
GNMA, Series 2018-006, Class JY	2.750%	01/20/48	284,000	284,481
GNMA, Series 2018-14, Class MZ	3.000%	01/20/48	376,506	386,147
GNMA, Series 2018-120, Class PY	3.500%	09/20/48	689,379	742,427
GNMA, Series 2019-22, Class WD	3.000%	02/20/49	113,611	114,148
GNMA, Series 2019-20, Class JK	3.500%	02/20/49	302,687	322,903
GNMA, Series 2019-031, Class AZ	5.000%	03/20/49	314,649	364,814
GNMA, Series 2019-052, Class HL	4.000%	04/20/49	490,565	548,055
GNMA, Series 2019-86, Class WL	3.000%	07/20/49	500,000	559,672
GNMA, Series 2019-99, Class EW	3.000%	08/20/49	540,446	598,393
GNMA, Series 2019-99, Class GP	3.500%	08/20/49	517,000	576,320
GNMA, Series 2019-162, Class GB	3.000%	12/20/49	450,000	473,946
GNMA, Series 2020-011, Class KB	2.500%	01/20/50	788,000	789,448
GNMA, Series 2020-015, Class HL	2.500%	02/20/50	1,385,112	1,432,369

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 61

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 63.4% continued
Agency MBS CMO — 24.2% continued
GNMA, Series 2020-093, Class AZ	3.000%	04/20/50	$786,761	$842,934
GNMA, Series 2020-078, Class B	2.500%	06/20/50	350,000	361,628
GNMA, Series 2020-097, Class ML	2.500%	07/20/50	1,975,000	2,081,792
GNMA, Series 2020-133, Class HZ	3.500%	09/20/50	889,743	881,659
GNMA, Series 2017-H18, Class EB (12MO LIBOR + 22) (a)	4.159%	06/20/63	380,589	395,705
GNMA, Series 2014-H15, Class FA (1MO LIBOR + 50) (a)	0.640%	07/20/64	462,609	463,931
GNMA, Series 2016-H11, Class FD (12MO LIBOR + 40) (a)	1.402%	05/20/66	265,181	266,516
GNMA, Series 2017-H16, Class DB (a)	4.587%	08/20/67	279,205	290,797
				81,711,389
Agency MBS CMO Derivatives — 3.5%
FHLMC, Series 3919, Class QS (IO) (-1*1MO LIBOR + 670) (a)	6.541%	08/15/30	2,367,111	340,854
FHLMC, Series 4214, Class CI (IO)	3.000%	06/15/31	1,079,065	37,808
FHLMC, Series 4114, Class IM (IO)	3.500%	07/15/31	1,746,797	85,373
FHLMC, Series 4169, Class SA (-1.2*1MO LIBOR + 546) (a)	5.281%	02/15/33	1,067,923	1,144,615
FHLMC, Series 226, Class PO (PO)	0.000%	02/01/34	178,139	166,992
FHLMC, Series 3107, Class DC (IO) (-1*1MO LIBOR + 670) (a)	6.541%	06/15/35	2,870,494	216,788
FHLMC, Series 3102, Class TA (IO)	7.500%	01/15/36	267,133	308,307

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives — 3.5% continued
FHLMC, Series 3607, Class AO (PO)	0.000%	04/15/36	$118,973	$109,433
FHLMC, Series 237, Class S14 (IO) (-1*1MO LIBOR + 660) (a)	6.441%	05/15/36	502,081	101,715
FHLMC, Series 3199, Class OC (PO)	0.000%	08/15/36	186,756	173,746
FHLMC, Series 379, Class I (PO)	0.000%	05/25/37	66,299	62,149
FHLMC, Series 3607, Class OP (PO)	0.000%	07/15/37	394,323	359,465
FHLMC, Series 4006, Class IA (IO)	4.500%	09/15/41	715,477	77,595
FHLMC, Series 4116, Class LI (IO)	4.500%	02/15/42	2,436,252	308,583
FHLMC, Series 4074, Class SJ (IO) (-1*1MO LIBOR + 662) (a)	6.461%	07/15/42	1,328,315	308,178
FHLMC, Pool #S0-6050 (PO)	0.000%	08/15/42	308,777	281,752
FHLMC, Pool#S0-6829 (PO)	0.000%	09/15/43	481,008	431,084
FNMA, Series 2012-128, Class EI (IO)	3.500%	11/25/27	565,713	38,104
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	301,621	24,815
FNMA, Series 2004-91, Class SP (-2.40*1MO LIBOR + 1680) (a)	16.445%	11/25/31	256,590	360,388
FNMA, Series 2004-61, Class GO (PO)	0.000%	11/25/32	572,723	544,985
FNMA, Series 2013-89, Class DI (IO)	4.000%	08/25/33	2,611,446	273,280
FNMA, Series 348, Class II (IO)	6.000%	01/25/34	107,435	23,254
FNMA, Series 2015-82, Class AI (IO)	3.500%	06/25/34	1,442,262	119,245
FNMA, Series 2016-28, Class DI (IO)	3.500%	03/25/35	1,397,274	123,756
FNMA, Series 384, Class 11 (IO)	5.000%	03/25/35	895,571	148,839
FNMA, Series 2005-52, Class JH (IO) (-1*1MO LIBOR + 660) (a)	6.452%	05/25/35	489,067	79,678

62 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 63.4% continued
Agency MBS CMO Derivatives — 3.5% continued
FNMA, Series 378, Class (IO)	5.000%	06/01/35	$915,953	$150,768
FNMA, Series 2016-24, Class KI (IO)	3.500%	07/25/35	668,063	66,713
FNMA, Series 368, Class (IO)	5.000%	02/01/36	766,771	103,187
FNMA, Series 2006-96, Class MO (PO)	0.000%	10/25/36	62,627	60,270
FNMA, Series 398, Class C5 (IO)	5.000%	05/25/39	1,063,571	180,842
FNMA, Series 2013-120, Class JI (IO)	4.000%	02/25/40	547,317	20,263
FNMA, Series 2010-44, Class CS (IO) (-1*1MO LIBOR + 655) (a)	6.402%	05/25/40	97,502	16,192
FNMA, Series 2012-63, Class NI (IO)	4.000%	06/25/40	1,751,763	82,691
FNMA, Series 2011-14, Class PI (IO)	5.000%	06/25/40	89,577	4,204
FNMA, Series 2012-100, Class MI (IO)	4.500%	12/25/40	507,641	27,946
FNMA, Series 409, Class C1	4.000%	04/01/42	1,821,475	266,421
FNMA, Series 2012-128, Class SH (1MO LIBOR + 400) (a)	3.852%	11/25/42	520,870	513,384
FNMA, Series 2016-30, Class IN (IO)	3.500%	02/25/43	2,976,841	202,246
FNMA, Series 2003-W10, Class 3IO (IO) (a)	0.639%	06/25/43	12,482,766	222,601
FNMA, Series 2013-82, Class SB (-2.67*1MO LIBOR + 1173) (a)	11.336%	08/25/43	350,236	502,938
FNMA, Series 2013-101, Class DO (PO)	0.000%	10/25/43	168,708	153,021
FNMA, Series 2014-42, Class SN (IO) (-1*1MO LIBOR + 605) (a)	5.902%	07/25/44	700,166	136,131
FNMA, Series 2019-31, Class CI (IO)	4.000%	02/25/47	2,344,516	160,119
GNMA, Series 2010-47, Class PX (IO) (-1*1MO LIBOR + 670) (a)	6.548%	06/20/37	897,272	190,135
GNMA, Series 2012-146, Class AI (IO)	3.000%	10/20/37	2,242,706	100,963

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives — 3.5% continued
GNMA, Series 2008-38, Class ID (IO)	6.000%	03/20/38	$353,059	$25,876
GNMA, Series 2013-124, Class ES (-1.333 * 1MO LIBOR + 866.7) (a)	8.464%	04/20/39	46,854	49,016
GNMA, Series 2011-21, Class SA (IO) (-1*1MO LIBOR + 600) (a)	5.847%	02/16/41	2,772,455	570,190
GNMA, Series 2011-145, Class QI (IO)	5.000%	11/16/41	247,233	37,504
GNMA, Series 2013-113, Class QS (IO) (-1*1MO LIBOR + 620) (a)	6.048%	02/20/42	729,961	127,123
GNMA, Series 2014-141, Class IE (IO)	4.000%	08/20/43	311,783	11,356
GNMA, Series 2017-004, Class WI (IO)	4.000%	02/20/44	2,017,446	169,601
GNMA, Series 2016-32, Class MS (IO) (-1*1MO LIBOR + 605) (a)	5.898%	03/20/46	2,611,330	493,560
GNMA, Series 2019-98, Class BI (IO)	3.000%	06/20/49	847,484	282,357
GNMA, Series 2019-120, Class DI (IO)	3.500%	08/20/49	3,506,280	444,343
GNMA, Series 2012-H02, Class AI (IO) (a)	1.911%	01/20/62	173,127	7,194
GNMA, Series 2013-H13, Class T1 (IO) (a)	0.471%	05/20/63	2,072,683	31,129
GNMA, Series 2016-H20, Class GI (IO) (a)	0.372%	08/20/66	1,875,783	19,344
GNMA, Series 2017-H11, Class PI (IO) (a)	3.861%	04/20/67	90,658	1,819
GNMA, Series 2017-H22, Class ID (IO) (a)	3.854%	11/20/67	47,265	2,919
GNMA, Series 2018-H08, Class NI (IO) (a)	0.822%	05/20/68	1,247,810	30,814
				11,715,961

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 63

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 63.4% continued
Agency MBS Passthrough — 2.9%
FHLMC, Pool #FG G14973	4.000%	12/01/28	$183,732	$201,471
FHLMC, Pool #FG U59010	4.000%	11/01/34	253,730	273,439
FHLMC, Pool #G61909	4.500%	12/01/37	651,713	719,173
FHLMC, Pool #FG G06085	6.500%	09/01/38	77,287	88,461
FNMA, Pool #FN 252409	6.500%	03/01/29	103,326	115,166
FNMA, Pool #FN AL5850	3.500%	10/01/29	148,475	158,834
FNMA, Pool #FN AS7287	3.500%	06/01/31	718,094	786,315
FNMA, Pool #FN AL3200	3.500%	02/01/33	523,081	563,704
FNMA, Pool #FN AT7120	3.500%	06/01/33	603,540	650,300
FNMA, Pool #FN AL5166	3.000%	11/01/33	423,178	447,270
FNMA, Pool #FN AL6685	4.000%	01/01/35	252,082	271,604
FNMA, Pool #FN MA2198	3.500%	03/01/35	484,019	523,160
FNMA, Pool #FN BM1486	4.000%	03/01/35	1,548,755	1,693,157
FNMA, Pool #FN MA3050	4.500%	06/01/37	1,046,667	1,153,862
FNMA, Pool #FN AS4073	4.000%	12/01/44	249,479	280,851
FNMA, Pool #FN MA2778	3.500%	10/01/46	274,154	285,839
GNMA, Pool #MA5738M	4.000%	02/20/34	461,697	489,459
GNMA, Pool #GN 784279	5.500%	11/15/38	473,403	548,493
GNMA, Pool #711522X	4.500%	07/15/40	334,260	399,914
GNMA, Pool #GN 78541	4.500%	06/15/46	204,426	228,868
				9,879,340
ARM — 0.0% (d)
Structured Asset Securities Corp., Series 2003-37A, Class 2-A (a)	2.501%	12/25/33	11,071	10,872

Auto Loan — 5.7%
American Credit Acceptance Receivables Trust, Series 2017-1, Class E (c)	5.440%	03/13/24	100,000	100,140

	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan — 5.7% continued
American Credit Acceptance Receivables Trust, Series 2018-3, Class D (c)	4.140%	10/15/24	$480,000	$491,125
American Credit Acceptance Receivables Trust, Series 2020-3, Class D (c)	2.400%	06/15/26	300,000	310,153
Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1, Class A (c)	2.990%	07/15/24	87,734	88,837
Carvana Auto Receivable Trust, Series 2020-P1, Class C	1.320%	11/09/26	500,000	501,078
Carvana Auto Receivable Trust, Series 2020-P1, Class D	1.820%	09/08/27	400,000	403,394
Chase Credit Linked Notes, Series 2020-2, Class C (c)	1.140%	02/25/28	400,000	400,552
CIG Auto Receivables Trust, Series 2020-1, Class D (c)	2.350%	01/12/26	300,000	302,116
CIG Auto Receivables Trust, Series 2020-1, Class C (c)	1.750%	02/12/26	460,000	461,927
CPS Auto Receivables Trust, Series 2020-C, Class D (c)	2.410%	11/16/26	400,000	413,148
CPS Auto Trust, Series 2017-D, Class C (c)	3.010%	10/17/22	17,194	17,227
CPS Auto Trust, Series 2017-D, Class D (c)	3.730%	09/15/23	260,000	264,835
CPS Auto Trust, Series 2019-C, Class C (c)	2.840%	06/16/25	250,000	255,386
Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C (c)	2.280%	02/15/30	550,000	558,518
Credit Acceptance Auto Trust, Series 2019-3, Class C (c)	3.060%	03/15/29	400,000	415,374

64 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 63.4% continued
Auto Loan — 5.7% continued
Drive Auto Receivables Trust, Series 2020-2, Class C	2.280%	08/17/26	$1,118,000	$1,154,202
Drive Auto Receivables Trust, Series 2020-1, Class D	2.700%	05/17/27	500,000	518,430
DT Auto Owner Trust, Series 2019-2, Class D (c)	3.480%	02/18/25	195,000	202,405
DT Auto Owner Trust, Series 2019-3, Class D (c)	2.960%	04/15/25	285,000	294,631
DT Auto Owner Trust, Series 2020-2, Class E (c)	4.730%	03/16/26	300,000	327,092
Exeter Automobile Receivables Trust, Series 2020-2, Class D (c)	4.730%	04/15/26	300,000	325,905
FHF Trust, Series 2020-1, Class A (c)	2.590%	12/15/23	571,906	575,759
Foursight Capital Automobile Receivables, Series 2018-2, Class E (c)	5.500%	10/15/24	750,000	793,871
GLS Auto Receivables Trust, Series 2020-4A, Class D (c)	1.640%	10/15/26	600,000	610,655
Hertz Fleet Lease Funding LP, Series 2017-1, Class C (c)	3.140%	04/10/31	1,565,000	1,565,987
Hertz Fleet Lease Funding LP, Series 2017-1, Class E (c)	5.800%	04/10/31	1,000,000	1,006,619
Hertz Fleet Lease Funding LP, Series 2018-1, Class D (c)	4.170%	05/10/32	300,000	301,921
Hertz Fleet Lease Funding LP, Series 2018-1, Class E (c)	5.550%	05/10/32	600,000	604,794
Hertz Fleet Lease Funding LP, Series 2019-1, Class A1 (1MO LIBOR + 47) (a)(c)	0.619%	01/10/33	273,698	274,391
Hertz Fleet Lease Funding LP, Series 2019-1, Class E (c)	4.620%	01/10/33	100,000	101,908

	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan — 5.7% continued
Navistar Financial Dealer Note Master Trust, Series 2019-1, Class D (1MO LIBOR + 145) (a)(c)	1.598%	05/28/24	$285,000	$285,213
OneMain Direct Auto Receivables, Series 2018-1, Class B (c)	3.710%	04/14/25	300,000	306,422
OSCAR US Funding Trust, Series 2019-11, Class A-4 (c)	2.680%	09/10/26	145,000	152,028
Santander Consumer Auto Receivables, Series 2020-B, Class D (c)	2.140%	12/15/26	400,000	406,224
Santander Drive Auto Trust, Series 2019-3, Class D	2.680%	10/15/25	545,000	560,137
Skopos Auto Receivables Trust, Series 2019-1, Class A (c)	2.900%	12/15/22	79,834	80,153
Skopos Auto Receivables Trust, Series 2019-1, Class B (c)	3.430%	09/15/23	600,000	607,166
Tesla Auto Lease Trust, Series 2018-B, Class D (c)	5.290%	11/22/21	250,000	255,973
Tesla Auto Lease Trust, Series 2019-A, Class C (c)	2.680%	01/20/23	700,000	720,004
Tesla Auto Lease Trust, Series 2019-A, Class D (c)	3.370%	01/20/23	350,000	362,850
Tesla Auto Lease Trust, Series 2020-A, Class D (c)	2.330%	02/20/24	250,000	255,998
Westlake Auto Receivables Trust, Series 2019-3, Class D (c)	2.720%	11/15/24	523,000	537,114
Westlake Auto Receivables Trust, Series 2019-2, Class D (c)	3.200%	11/15/24	375,000	388,140
Westlake Auto Receivables Trust, Series 2020-1, Class C (c)	2.520%	04/15/25	300,000	308,186

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 65

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 63.4% continued
Auto Loan — 5.7% continued
Westlake Auto Receivables Trust, Series 2020-2, Class D (c)	2.760%	01/15/26	$280,000	$289,563
				19,157,551
Conduit — 0.0% (d)
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D (a)(c)	5.631%	02/15/44	26,414	26,341

CRE/CLO — 4.3%
A10 Securitization, Series 2020-C, Class B (c)(e)	2.617%	08/15/40	300,000	299,947
A10 Securitization, Series 2020-C, Class D (c)(e)	4.129%	08/15/40	250,000	249,600
A10 Securitization, Series 2020-C, Class E (c)(e)	5.465%	08/15/40	250,000	249,352
A10 Securitization, Series 2020-C, Class A (c)(e)	2.021%	09/15/50	279,358	279,340
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class C (1MO LIBOR + 235) (a)(c)	2.491%	08/15/32	250,000	242,470
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class D (1MO LIBOR + 270) (a)(c)	2.859%	03/16/35	324,000	313,891
Bancorp Commercial Mortgage Trust (The), Series 2019-CRE6, Class A (1MO LIBOR + 105) (a)(c)	1.191%	09/17/36	398,224	397,216
Bancorp Commercial Mortgage Trust (The), Series 2019-CRE5, Class A (1MO LIBOR + 100) (a)(c)	1.159%	03/17/36	333,715	331,998

	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO — 4.3% continued
BSPRT Issuer Ltd., Series 2018-FL3, Class A (1MO LIBOR + 105) (a)(c)	1.209%	03/15/28	$592,371	$590,319
BSPRT Issuer Ltd., Series 2018-FL4, Class A (1MO LIBOR + 105) (a)(c)	1.209%	09/17/35	879,646	874,768
BXMT Ltd, Series 2020-FL2, Class C (1MO LIBOR + 165) (a)(c)	1.793%	02/18/38	225,000	221,637
BXMT Ltd., Series 2017-FL1, Class B (1MO LIBOR + 150) (a)(c)	1.644%	06/15/35	275,000	274,492
BXMT Ltd., Series 2017-FL1, Class D (1MO LIBOR + 275) (a)	2.852%	06/15/35	1,000,000	997,519
BXMT Ltd., Series 2020-FL2, Class A (1MO LIBOR + 90) (a)(c)	1.043%	02/16/37	425,000	422,097
BXMT Ltd., Series 2020-FL2, Class D (1MO LIBOR + 195) (a)(c)	2.094%	02/16/37	625,000	614,099
BXMT Ltd., Series 2020-FL2, Class B (1MO LIBOR + 140) (a)(c)	1.552%	02/18/38	1,000,000	986,301
Exantas Capital Corp., Series 2019-RS07, Class A (1MO LIBOR + 100) (a)(c)	1.153%	04/15/22	800,848	790,656
Exantas Capital Corp., Series 2020-RS09, Class D (1MO LIBOR + 550) (a)(c)(e)	5.653%	04/17/37	374,220	376,969
FHLMC, Series 2020-FL3, Class B (1MO LIBOR + 375) (a)(c)	3.891%	07/15/35	300,000	303,925
FHLMC, Series 2020-FL3, Class A-S (1MO LIBOR + 285) (a)(c)	2.991%	07/16/35	800,000	808,473
KKR Real Estate Finance Trust, Inc., Series 2018-FL1, Class A (1MO LIBOR + 110) (a)(c)	1.253%	06/15/36	1,000,000	998,161

66 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 63.4% continued
CRE/CLO — 4.3% continued
Multi Family Housing Mortgage Loan, Series 2019-FL2, Class A (1MO LIBOR + 113) (a)(c)	1.280%	11/27/34	$300,000	$297,200
Multi Family Housing Mortgage Loan, Series 2019-FL2, Class C (1MO LIBOR + 200) (a)(c)	2.150%	12/25/34	300,000	289,160
Multi Family Housing Mortgage Loan, Series 2020-FL4, Class A (1MO LIBOR +170) (a)(c)	1.859%	11/15/35	600,000	600,516
PFP Ltd., Series 2019-5, Class B (1MO LIBOR + 165) (a)(c)	1.803%	04/16/36	650,000	633,820
ReadyCap Commercial Mortgage Trust, Series 2020-FL4, Class A (1MO LIBOR + 215) (a)(c)	2.300%	02/25/35	999,990	1,005,473
ReadyCap Commercial Mortgage Trust, Series 2018-FL2, Class D (1MO LIBOR + 270) (a)(c)(e)	2.848%	06/25/35	188,000	182,817
TPG Real Estate Finance, Series 2019-FL3, Class A (1MO LIBOR + 115) (a)(c)	1.294%	10/15/34	600,000	591,208
VMC Finance LLC, Series 2018-FL2, Class A (1MO LIBOR + 92) (a)(c)	1.073%	10/15/35	159,347	158,595
				14,382,019
Credit Cards — 1.4%
Continental Credit Card LLC, Series 2017-1, Class B (c)	6.410%	01/15/25	236,143	245,777
Continental Credit Card LLC, Series 2019-1, Class A (c)	3.830%	08/15/26	600,000	617,853

	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Cards — 1.4% continued
Continental Credit Card LLC, Series 2019-1, Class B (c)	4.950%	08/15/26	$300,000	$310,907
Continental Credit Card LLC, Series 2020-A, Class A (c)	2.240%	12/15/28	1,350,000	1,354,525
Continental Credit Card LLC, Series 2020-A, Class B (c)	3.660%	12/15/28	900,000	903,672
Genesis Private Label Amortization Trust, Series 2020-1, Class C (c)	4.190%	07/20/30	200,000	201,287
Genesis Sales Finance Master Trust, Series 2019-A, Class A (c)	4.680%	08/20/23	100,000	100,452
Genesis Sales Finance Master Trust, Series 2020-AA, Class B (c)	2.240%	09/22/25	535,000	539,231
Genesis Sales Finance Master Trust, Series 2020-AA, Class C (c)	2.990%	09/22/25	300,000	299,686
				4,573,390
Equipment — 0.9%
Business Jet Securities LLC, Series 2018-2, Class A (c)	4.447%	06/15/33	324,418	330,266
Business Jet Securities LLC, Series 2018-2, Class B (c)	5.437%	06/15/33	656,689	667,636
Business Jet Securities LLC, Series 2019-1, Class B (c)	5.193%	07/15/34	553,898	557,104
Business Jet Securities LLC, Series 2020-1, Class B (c)	3.967%	11/15/35	342,219	343,865
CLI Funding VI LLC, Series 2019-1, Class A (c)	3.710%	05/18/44	94,295	96,160
CLI Funding VI LLC, Series 2020-1, Class B (c)	3.620%	09/18/45	627,250	631,784
Octane Receivables Trust, Series 2019-1, Class A (c)	3.160%	09/20/23	92,976	94,141

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 67

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 63.4% continued
Equipment — 0.9% continued
Octane Receivables Trust, Series 2020-1, Class A (c)	1.710%	02/20/25	$342,885	$343,762
				3,064,718
HECM — 0.2%
Cascade Funding Mortgage Trust, Series 2018-RM1, Class A1 (c)	4.580%	06/25/48	80,503	80,755
Finance of America HECM, Series 2020-HB2, Class A (c)	1.710%	07/25/30	306,837	307,298
RMF Buyout Issuance Trust, Series 2020-2, Class M2 (c)	3.091%	06/25/30	250,000	251,109
				639,162
Hospitality — 1.9%
BHMS Mortgage Trust, Series 2018-ATLS, Class A (1MO LIBOR + 125) (a)(c)	1.391%	07/16/35	280,000	272,279
BX Commercial Mortgage Trust, Series 2020-VIV4, Class A (c)	2.843%	03/09/44	650,000	678,257
BX Commercial Mortgage Trust, Series 2020-VIV3, Class B (c)	3.540%	03/09/44	650,000	689,219
BX Trust, Series 2018-GW, Class E (1MO LIBOR + 197) (a)(c)	2.111%	05/15/37	150,000	142,299
BX Trust, Series 2019-OC11, Class B (c)	3.605%	12/09/41	435,000	477,409
BX Trust, Series 2019-OC11, Class D (a)(c)	4.075%	12/09/41	225,000	233,979
BX Trust, Series 2019-OC11, Class A (c)	3.202%	12/11/41	577,000	631,526
BX Trust, Series 2019-OC11, Class C (c)	3.856%	12/11/41	270,000	286,222

	Coupon	Maturity	Shares / Par Value	Fair Value
Hospitality — 1.9% continued
Champlain Housing Mortgage Trust, Series 2017-COSMO, Class B (1MO LIBOR + 140) (a)(c)	1.541%	11/17/36	$100,000	$98,244
Cosmopolitan Hotel Trust, Series 2017-COSMO, Class D (1MO LIBOR + 225) (a)(c)	2.391%	11/15/36	100,000	96,740
Cosmopolitan Hotel Trust, Series 2017-COSMO, Class A (1MO LIBOR + 93) (a)(c)	1.071%	11/17/36	700,000	692,131
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class A (1MO LIBOR + 92) (a)(c)	1.079%	07/16/35	778,781	763,160
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class B (1MO LIBOR + 125) (a)(c)	1.409%	07/16/35	973,476	950,320
Hawaii Hotel Trust, Series 2019-MAUI, Class B (1MO LIBOR + 145) (a)(c)	1.591%	05/17/38	156,000	152,315
Motel 6 Trust, Series 2017-MTL6, Class D (1MO LIBOR + 215) (a)(c)	2.291%	08/15/34	353,077	349,108
				6,513,208
Industrial — 1.8%
BX Commercial Mortgage Trust, Series 2020-FOX, Class D (1MO LIBOR + 210) (a)(c)	2.259%	11/15/32	1,200,000	1,203,383
BX Commercial Mortgage Trust, Series 2018-IND, Class A (1MO LIBOR + 75) (a)(c)	0.891%	11/15/35	631,114	630,917

68 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 63.4% continued
Industrial — 1.8% continued
BX Commercial Mortgage Trust, Series 2018-IND, Class F (1MO LIBOR + 180) (a)(c)	1.941%	11/15/35	$350,000	$348,684
BX Commercial Mortgage Trust, Series 2019-XL, Class A (1MO LIBOR + 92) (a)(c)	1.061%	10/15/36	545,846	546,864
BX Commercial Mortgage Trust, Series 2019-XL, Class B (1MO LIBOR + 108) (a)(c)	1.221%	10/15/36	650,269	650,269
BX Commercial Mortgage Trust, Series 2020-BXLP, Class B (1MO LIBOR + 100) (a)(c)	1.141%	12/15/36	226,792	226,792
BX Commercial Mortgage Trust, Series 2020-BXLP, Class C (1MO LIBOR + 112) (a)(c)	1.261%	12/15/36	179,835	179,159
BX Commercial Mortgage Trust, Series 2020-BXLP, Class D (1MO LIBOR + 125) (a)(c)	1.391%	12/15/36	499,543	493,931
BX Commercial Mortgage Trust, Series 2020-BXLP, Class E (1MO LIBOR + 160) (a)(c)	1.741%	12/15/36	211,806	207,559
Cold Storage Trust, Series 2020-ICE5, Class E (a)(c)	2.906%	11/16/37	500,000	498,746
Credit Suisse First Boston, Series 2020-UNFI, Class A (1MO LIBOR + 276.56) (a)(c)	4.168%	12/06/22	1,000,000	1,000,050
				5,986,354
Laboratory — 1.3%
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A (1MO LIBOR + 107) (a)(c)	1.211%	12/15/37	350,000	350,719

	Coupon	Maturity	Shares / Par Value	Fair Value
Laboratory — 1.3% continued
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class B (1MO LIBOR + 97) (a)(c)	1.111%	07/15/32	$411,095	$410,970
Commercial Mortgage Trust, Series 2020-CX, Class A (c)	2.173%	11/10/46	2,000,000	2,085,066
DBGS Mortgage Trust, Series 2018-BIOD, Class B (1MO LIBOR + 89) (a)(c)	1.029%	05/15/35	496,554	496,399
KNDL Mortgage Trust, Series 2019-KNSQ, Class D (1MO LIBOR + 135) (a)(c)	1.509%	05/15/36	425,000	423,945
VLS Commercial Mortgage Trust, Series 2020-LAB, Class D (c)	2.603%	10/10/42	600,000	587,818
				4,354,917
Manufactured Housing — 0.0% (d)
Cascade Funding Mortgage Trust, Series 2019-MH1, Class M (c)	5.985%	11/25/44	100,000	104,205

Mixed-Use — 0.1%
20 Times Square Trust, Series 2018-20TS, Class B (a)(c)	3.203%	05/17/35	300,000	298,923

Multifamily — 0.7%
FREMF Mortgage Trust, Series 2018-KF44, Class B (1MO LIBOR +215) (a)(c)	2.303%	02/25/25	531,750	524,789
FREMF Mortgage Trust, Series 2018-KF43, Class B (1MO LIBOR +215) (a)(c)	2.303%	01/25/28	491,819	480,176
FREMF Mortgage Trust, Series 2018-KF50, Class B (1MO LIBOR + 190) (a)(c)	2.040%	07/25/28	351,795	339,263

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 69

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 63.4% continued
Multifamily — 0.7% continued
Multi Family Connecticut Avenue, Series 2019-01, Class M-7 (1MO LIBOR + 170) (a)(c)	1.848%	10/15/49	$595,732	$579,083
Multi Family Connecticut Avenue, Series 2020-01, Class M-7 (1MO LIBOR + 195) (a)(c)	2.098%	03/25/50	325,737	321,263
				2,244,574
Non-Performing Loan — 0.3%
Volt LXXX LLC, Series 2019-NP6, Class A-1A (a)(c)	3.228%	10/25/49	346,706	347,195
Volt LXXXIX LLC, Series 2020-NPL5, Class A-1A (a)(c)	2.981%	03/25/50	816,535	817,295
				1,164,490
Non-QM — 0.0% (d)
Arroyo Mortgage Trust, Series 2018-1, Class A1 (c)	3.763%	04/25/48	69,588	70,617

Residential Transition Loan — 0.1%
Antler Mortgage Trust, Series 2019-RTL1, Class A1 (c)	4.458%	06/27/22	99,656	99,605
LHFC Depositor LLC, Series 2019-RLT1, Class A2 (c)	4.948%	10/25/23	100,000	99,991
				199,596
Retail — 0.5%
Aventura Mall Trust, Series 2018-AVM, Class C (c)	4.249%	07/05/40	650,000	600,520
BX Trust, Series 2018-EXCL, Class A (1MO LIBOR + 1088) (a)(c)	1.229%	09/15/37	90,739	83,766
Citigroup Commercial Mortgage, Series 2017-MDRB, Class D (1MO LIBOR + 325) (a)(c)	3.391%	07/15/30	150,000	141,649

	Coupon	Maturity	Shares / Par Value	Fair Value
Retail — 0.5% continued
Citigroup Commercial Mortgage, Series 2017-MDRB, Class A (1MO LIBOR + 110) (a)(c)	1.241%	07/15/30	$197,347	$189,699
Credit Suisse First Boston, Series 2018-SITE, Class A (c)	4.284%	04/17/36	127,000	126,497
Credit Suisse First Boston, Series 2018-SITE, Class C (a)(c)	4.941%	04/17/36	435,000	395,996
				1,538,127
Single Family Rental — 2.5%
American Homes 4 Rent, Series 2014-SFR2, Class E (c)	6.231%	10/17/36	300,000	332,883
American Homes 4 Rent, Series 2014-SFR2, Class D (c)	3.678%	12/17/36	334,122	360,813
American Homes 4 Rent, Series 2014-SFR3, Class E (c)	6.418%	12/18/36	300,000	336,181
American Homes 4 Rent, Series 2015-SFR1, Class A (c)	3.467%	04/17/52	115,655	124,146
Colony American Finance Ltd., Series 2016-2, Class B (c)	3.141%	11/15/48	150,000	150,879
Colony American Finance Ltd., Series 2020-1, Class A2 (c)	2.296%	03/15/50	250,000	255,774
Colony American Finance Ltd., Series 2020-1, Class A1 (c)	1.832%	03/17/50	245,899	249,457
Colony American Finance Ltd., Series 2020-4, Class B (c)	1.707%	12/15/52	800,000	803,558
Colony American Finance Ltd., Series 2020-4, Class D (c)	2.712%	12/15/52	800,000	805,020
Colony American Finance Ltd., Series 2020-4, Class E (c)	3.379%	12/15/52	750,000	750,127

70 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 63.4% continued
Single Family Rental — 2.5% continued
Home Partners of America Trust, Series 2019-1, Class B (c)	3.157%	09/17/27	$570,434	$593,113
Home Partners of America Trust, Series 2019-2, Class B (c)	2.922%	10/19/39	635,778	661,366
Invitation Homes Trust, Series 2017-SFR2, Class A (1MO LIBOR + 85) (a)(c)	1.003%	12/19/36	809,605	807,630
Invitation Homes Trust, Series 2018-SFR1, Class B (1MO LIBOR + 95) (a)(c)	1.086%	03/17/37	750,000	743,792
Invitation Homes Trust, Series 2018-SFR1, Class A (1MO LIBOR+ 70) (a)(c)	0.836%	03/19/37	305,532	302,990
Invitation Homes Trust, Series 2018-SFR3, Class A (1MO LIBOR + 100) (a)(c)	1.153%	07/17/37	1,075,853	1,075,853
				8,353,582
Small Business — 1.4%
Credibly Asset Securitization LLC, Series 2018-1, Class A (c)	4.800%	11/15/23	750,000	750,837
Kabbage Funding LLC, Series 2019-1, Class C (c)	4.611%	03/15/24	169,361	169,344
Newtek Small Business Loan Trust, Series 2018-1, Class A (1MO LIBOR + 170) (a)(c)	1.850%	02/25/44	763,616	742,843
Newtek Small Business Loan Trust, Series 2018-1, Class B (1MO LIBOR + 300) (a)(c)	3.150%	02/25/44	200,952	183,459
Newtek Small Business Loan Trust, Series 2019-01, Class A (1MO LIBOR + 165) (a)(c)	2.350%	12/25/44	778,625	764,573

	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business — 1.4% continued
Newtek Small Business Loan Trust, Series 2019-01, Class B (1MO LIBOR + 250) (a)(c)	3.500%	12/25/44	$330,916	$312,206
SFS Asset Securitization LLC, Series 2019-1, Class A (c)	4.238%	06/10/25	800,000	799,769
SFS Asset Securitization LLC, Series 2019-1, Class B (c)	5.023%	06/10/25	150,000	143,502
Small Business Lending Trust, Series 2019-A, Class A (c)	2.850%	07/15/26	222,083	221,478
Small Business Lending Trust, Series 2020-A, Class B (c)	3.200%	12/15/26	646,000	622,048
				4,710,059
Student Loan — 1.4%
College Ave Student Loans, Series 2018-A, Class B (a)(c)	4.750%	12/26/47	140,000	147,871
College Ave Student Loans, Series 2018-A, Class C (a)(c)	5.500%	12/26/47	100,000	105,270
College Ave Student Loans, Series 2019-A, Class A1 (1MO LIBOR + 140) (a)(c)	1.550%	12/28/48	158,449	159,686
College Ave Student Loans, Series 2019-A, Class C (c)	4.460%	12/28/48	250,000	260,568
Earnest Student Loan Program LLC, Series 2016-C, Class A-2 (c)	2.680%	07/25/35	199,961	200,812
Earnest Student Loan Program LLC, Series 2017-A, Class B (c)	3.590%	01/25/41	126,696	128,502
Laurel Road Prime Student Loan, Series 2018-B, Class A2 (c)	3.540%	05/26/43	72,584	74,292

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 71

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 63.4% continued
Student Loan — 1.4% continued
Laurel Road Prime Student Loan, Series 2019-A, Class A2FX (c)	2.730%	10/25/48	$219,094	$224,198
SMB Private Education Loan Trust, Series 2018-C, Class B (c)	4.000%	11/17/42	200,000	209,255
Social Professional Loan Program, Series 2016-C, Class A-2B (a)(c)	2.360%	12/27/32	104,273	105,608
Social Professional Loan Program, Series 2015-D, Class B (a)(c)	3.590%	10/26/37	98,087	99,358
Social Professional Loan Program, Series 2017-B, Class CFX (c)	4.440%	05/25/40	150,000	157,938
Social Professional Loan Program, Series 2017-E, Class A-2B (a)(c)	2.720%	11/26/40	166,686	169,572
Social Professional Loan Program, Series 2017-E, Class C (c)	4.160%	11/26/40	700,000	737,367
Social Professional Loan Program, Series 2016-E, Class C (c)	4.430%	10/25/41	200,000	209,467
Social Professional Loan Program, Series 2018-A, Class A-1 (1MO LIBOR + 35) (a)(c)	0.500%	02/25/42	72,075	71,566
Social Professional Loan Program, Series 2020-A, Class BFX (c)	3.120%	05/15/46	425,000	439,211
Social Professional Loan Program, Series 2018-D, Class BFX (c)	4.140%	02/25/48	500,000	537,557
Social Professional Loan Program, Series 2019-C, Class BFX (c)	3.050%	11/16/48	730,000	758,089
				4,796,187

	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer — 3.9%
Avant Loans Funding Trust, Series 2020-REV1, Class A (c)	2.170%	05/15/29	$200,000	$200,803
Freedom Financial, Series 2018-1, Class B (c)	4.560%	07/18/24	380,373	380,896
Freedom Financial, Series 2018-2, Class A (c)	3.990%	10/20/25	135,822	136,108
Freedom Financial, Series 2019-1, Class B (c)	3.870%	06/18/26	597,137	603,173
Freedom Financial, Series 2020-FP1, Class A (c)	2.520%	03/18/27	393,034	395,774
Freedom Financial, Series 2020-FP1, Class B (c)	3.060%	03/18/27	225,000	228,542
Freedom Financial, Series 2020-2CP, Class A (c)	4.520%	06/18/27	307,151	310,539
Freedom Financial, Series 2020-3FP, Class A (c)	2.400%	09/20/27	142,477	143,104
Freedom Financial, Series 2020-3FP, Class B (c)	4.180%	09/20/27	1,000,000	1,023,924
LendingPoint Asset Securitization Trust, Series 2019-1, Class B (c)	3.613%	08/15/25	276,647	277,307
LendingPoint Asset Securitization Trust, Series 2020-1, Class B (c)	3.107%	02/10/26	350,000	351,322
Lendmark Funding Trust, Series 2020-2A, Class C (c)	4.690%	04/21/31	550,000	558,542
LL ABS Trust, Series 2020-1, Class A (c)	2.330%	07/15/22	570,114	577,034
LL ABS Trust, Series 2020-1, Class B (c)	3.790%	03/15/23	250,000	258,649
LL ABS Trust, Series 2019-1, Class A (c)	2.870%	03/15/27	265,994	267,204
LL ABS Trust, Series 2019-1, Class B (c)	3.520%	03/15/27	150,000	150,510
Marlette Funding Trust, Series 2019-4, Class B (c)	2.950%	12/17/29	125,000	127,279
Oportun Funding VII LLC, Series 2018-C, Class A (c)	4.100%	10/08/24	300,000	304,828

72 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 63.4% continued
Unsecured Consumer — 3.9% continued
Oportun Funding VIII LLC, Series 2018-A, Class B (c)	4.450%	03/08/24	$650,000	$650,000
Oportun Funding XII LLC, Series 2018-D, Class B (c)	4.830%	12/09/24	100,000	101,794
Oportun Funding XIII LLC, Series 2019-13, Class B (c)	3.870%	08/08/25	500,000	507,190
Prosper Marketplace Issuance Trust, Series 2019-3, Class B (c)	3.590%	07/15/25	150,000	151,310
Prosper Marketplace Issuance Trust, Series 2019-4, Class B (c)	3.200%	02/17/26	200,000	201,580
Regional Management Issuance Trust, Series 2018-2, Class A (c)	4.560%	01/18/28	420,000	423,491
Regional Management Issuance Trust, Series 2019-1, Class C (c)	4.110%	11/15/28	200,000	205,129
Regional Management Issuance Trust, Series 2020-1, Class A (c)	2.340%	10/15/30	250,000	252,161
Upgrade Master Pass-Thru Trust, Series 2019-ST1, Class A (c)	4.000%	07/15/25	278,197	280,623
Upgrade Master Pass-Thru Trust, Series 2019-ST3, Class A (c)	3.750%	11/15/25	102,487	103,643
Upgrade Receivables Trust, Series 2019-1, Class B (c)	4.090%	03/15/25	68,190	68,251
Upstart Pass Through Trust, Series 20-ST6, Class A (c)	3.000%	01/20/27	650,000	652,123

	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer — 3.9% continued
Upstart Pass-Through Trust, Series 2020-ST1, Class A (c)	3.750%	02/20/28	$198,214	$201,141
Upstart Pass-Through Trust, Series 2020-ST2, Class A (c)	3.500%	03/20/28	301,378	306,280
Upstart Pass-Through Trust, Series 2020-ST3, Class A (c)	3.350%	04/20/28	157,326	160,095
Upstart Securitization Trust, Series 2019-1, Class B (c)	4.190%	04/20/26	27,352	27,496
Upstart Securitization Trust, Series 2021-ST1, Class A (c)	2.750%	02/20/27	1,000,000	1,000,152
Upstart Securitization Trust, Series 2019-2, Class A (c)	2.897%	09/20/29	91,386	91,982
Upstart Securitization Trust, Series 2019-2, Class B (c)	3.734%	09/20/29	1,000,000	1,021,049
Upstart Securitization Trust, Series 2019-3, Class B (c)	3.829%	01/21/30	600,000	617,154
				13,318,182

Total Securitized
(Cost $208,982,897)				$213,772,008

Treasury — 18.8%
U.S. Treasury Notes	0.125%	04/15/21	217,284	218,028
U.S. Treasury Notes	2.000%	11/30/22	1,500,000	1,553,672
U.S. Treasury Bonds	1.500%	03/31/23	1,225,000	1,262,229
U.S. Treasury Notes (b)	1.625%	04/30/23	100,000	103,441
U.S. Treasury Notes	2.500%	05/15/24	750,000	808,096
U.S. Treasury Notes (b)	2.250%	11/15/24	250,000	269,277
U.S. Treasury STRIPS	0.000%	02/15/25	300,000	295,662
U.S. Treasury Notes (b)	2.000%	08/15/25	1,000,000	1,076,914
U.S. Treasury Notes (b)	2.250%	11/15/25	2,000,000	2,183,594
U.S. Treasury Notes (b)	1.625%	02/15/26	3,000,000	3,190,078

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 73

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Treasury — 18.8% continued
U.S. Treasury Notes	0.625%	03/31/27	$1,000,000	$1,005,625
U.S. Treasury STRIPS	0.000%	05/15/28	1,000,000	941,494
U.S. Treasury Notes (b)	2.875%	08/15/28	2,000,000	2,322,109
U.S. Treasury Notes (b)	0.625%	08/15/30	3,313,900	3,228,981
U.S. Treasury Notes (b)	0.875%	11/15/30	8,000,000	7,968,750
U.S. Treasury STRIPS	0.000%	11/15/31	500,000	440,235
U.S. Treasury STRIPS	0.000%	02/15/33	800,000	686,108
U.S. Treasury STRIPS	0.000%	08/15/34	750,000	623,600
U.S. Treasury STRIPS	0.000%	05/15/35	1,000,000	820,685
U.S. Treasury STRIPS	0.000%	02/15/37	1,725,000	1,364,461
U.S. Treasury Notes	4.750%	02/15/37	150,000	228,428
U.S. Treasury Bonds	3.500%	02/15/39	235,000	318,700
U.S. Treasury Bonds (b)	4.250%	05/15/39	500,000	741,055
U.S. Treasury Bonds	1.125%	08/15/40	7,200,000	6,805,125
U.S. Treasury Bonds	3.875%	08/15/40	550,000	787,145
U.S. Treasury Notes	4.250%	11/15/40	1,050,000	1,574,918
U.S. Treasury Bonds (b)	4.750%	02/15/41	700,000	1,116,664
U.S. Treasury STRIPS	0.000%	08/15/41	500,000	359,646
U.S. Treasury Bonds	2.750%	11/15/42	600,000	742,102
U.S. Treasury Bonds	3.750%	11/15/43	1,500,000	2,155,430
U.S. Treasury Bonds	2.250%	08/15/46	1,780,000	2,027,809
U.S. Treasury Bonds	3.000%	02/15/48	1,975,000	2,587,636
U.S. Treasury Bonds (b)	2.375%	11/15/49	1,750,000	2,051,533
U.S. Treasury Bonds (b)	2.000%	02/15/50	2,350,000	2,546,904
U.S. Treasury Bonds (b)	1.250%	05/15/50	10,050,000	9,096,820
Total Treasury
(Cost $61,551,182)				$63,502,954

	Shares	Fair Value
Registered Investment Companies — 7.5%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.10% (f)	7,636,074	$7,637,601
State Street Navigator Securities Lending Portfolio I, 0.17% (f)(g)	17,812,661	17,812,661
Total Registered Investment Companies
(Cost $25,446,893)		$25,450,262

Total Investment Securities — 105.7%
(Cost $346,822,050)		$356,534,296

Liabilities in Excess of Other Assets — (5.7)%		(19,289,546)

Net Assets — 100.0%		$337,244,750

(a)

Variable rate security. The rate shown is the effective interest rate as of December 31, 2020. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2020 was $30,526,114.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of December 31, 2020 was $111,466,433, representing 33.1% of net assets.

(d)	Percentage rounds to less than 0.1%.
(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of December 31, 2020 was $1,638,025, representing 0.5% of net assets.
(f)	The rate shown is the 7-day effective yield as of December 31, 2020.
(g)	This security was purchased with cash collateral from securities on loan.

74 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

AG — Aktiengesellschaft

BV — Besloten Vennootschap

IO — Interest Only

LIBOR — London Interbank Offered Rate

NA — National Association

NV — Naamloze Vennootschap

plc — Public Limited Company

PO — Principal Only

SA — Societe Anonyme

SOFR — Secured Overnight Financing Rate

UA — Uitgesloten Aansprakelijkheid

See accompanying Notes to Financial Statements.

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2020

Diamond Hill Corporate Credit Fund
Schedule of Investments
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Collateralized Debt Obligations — 0.1%
Financials — 0.1%
Alesco Preferred Funding Ltd., Class PNNE *		03/23/35	$336,608	$155,202
Alesco Preferred Funding Ltd. VI, Class PNN *		03/23/35	621,631	300,688
Fort Sheridan ABS CDO Ltd., Series 05-1A, Class PPN2 *		11/05/41	611,948	362,654
Taberna Preferred Funding Ltd., Class PPN2 *		07/05/35	1,175,564	567,922
Total Collateralized Debt Obligations
(Cost $2,532,785)				$1,386,466

Corporate Bonds — 93.5%
Automotive — 1.9%
Ford Motor Co.	8.500%	04/21/23	3,729,000	4,204,746
Ford Motor Credit Co. LLC	3.200%	01/15/21	8,388,000	8,392,194
Ford Motor Credit Co. LLC	3.336%	03/18/21	7,318,000	7,336,295
Ford Motor Credit Co. LLC	4.271%	01/09/27	2,951,000	3,093,017
Tesla, Inc. (a)	5.300%	08/15/25	9,569,000	9,975,682
Winnebago Industries, Inc. (a)	6.250%	07/15/28	5,635,000	6,057,625
				39,059,559
Banking — 5.0%
BankUnited, Inc.	5.125%	06/11/30	28,510,000	33,330,131
Cadence Bancorp (3MO LIBOR + 303) (b)	4.750%	06/30/29	4,750,000	4,216,205
First Tennessee Bank	5.750%	05/01/30	24,525,000	28,540,954
Popular, Inc. (c)	6.125%	09/14/23	21,135,000	22,825,800
Western Alliance Bancorp	5.250%	06/01/30	11,135,000	11,628,157
				100,541,247
Basic Industry — 5.9%
Ashland Global Holdings, Inc.	6.875%	05/15/43	12,949,000	17,222,170
Century Communities, Inc.	5.875%	07/15/25	1,767,000	1,837,680
Century Communities, Inc.	6.750%	06/01/27	4,495,000	4,799,312
GCP Applied Technologies, Inc. (a)	5.500%	04/15/26	29,703,000	30,594,090

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 75

Diamond Hill Corporate Credit Fund
Schedule of Investments (Continued)
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Bonds — 93.5% continued
Basic Industry — 5.9% continued
Mueller Industries, Inc. (c)	6.000%	03/01/27	$17,520,000	$17,826,600
Schweitzer-Mauduit International, Inc. (a)	6.875%	10/01/26	21,039,000	22,301,340
W.R. Grace & Co. (a)	4.875%	06/15/27	13,811,000	14,646,842
WESCO Distribution, Inc. (a)	7.125%	06/15/25	9,715,000	10,684,848
				119,912,882
Capital Goods — 0.5%
TransDigm, Inc.	6.500%	07/15/24	9,923,000	10,098,836

Consumer Goods — 6.8%
C&S Group Enterprises LLC (a)	5.000%	12/15/28	22,870,000	22,811,224
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc. (a)	8.500%	12/15/22	24,067,000	24,728,842
Hasbro, Inc.	6.350%	03/15/40	18,281,000	23,547,694
Hasbro, Inc.	5.100%	05/15/44	3,859,000	4,408,224
Pilgrim’s Pride Corp. (a)	5.750%	03/15/25	19,803,000	20,329,760
Pilgrim’s Pride Corp. (a)	5.875%	09/30/27	1,265,000	1,372,032
Post Holdings, Inc. (a)	5.000%	08/15/26	12,938,000	13,358,485
Post Holdings, Inc. (a)	4.625%	04/15/30	4,135,000	4,349,855
US Foods, Inc. (a)	5.875%	06/15/24	21,241,000	21,533,063
				136,439,179
Energy — 9.5%
Aker BP ASA (a)	5.875%	03/31/25	3,829,000	3,966,449
Apergy Corp.	6.375%	05/01/26	29,656,000	29,952,559
Double Eagle III (a)	7.750%	12/15/25	11,791,000	12,502,941
Energen Corp. (d)	7.125%	02/15/28	22,389,000	25,537,735
Floatel International Ltd. (d)	9.000%	04/11/24	6,400,000	960,000
Floatel International Ltd. (d)(e)	12.750%	04/11/24	3,400,000	0
Floatel International Ltd. (d)	0.000%	04/11/60	288,000	288,000
Floatel International Ltd. (d)	0.000%	04/11/60	288,000	288,000
Floatel International Ltd. (d)(e)	0.000%	04/11/60	216,750	0
Floatel International Ltd. (d)(e)	0.000%	04/11/60	216,750	0
LBC Tank Terminals Holdings Netherlands BV (a)	6.875%	05/15/23	5,555,000	5,555,000
Leviathan Energy	5.750%	06/30/23	1,130,000	1,203,450
Leviathan Energy	6.125%	06/30/25	897,000	984,458
Leviathan Energy	6.500%	06/30/27	11,306,000	12,690,985

	Coupon	Maturity	Shares / Par Value	Fair Value
Energy — 9.5% continued
Magnolia Oil & Gas Corp. (a)	6.000%	08/01/26	$36,709,000	$37,351,408
New Fortress Energy, Inc. (a)	6.750%	09/15/25	20,225,000	21,419,286
Parsley Energy LLC (a)	5.375%	01/15/25	4,803,000	4,939,405
Rattler Midstream LP (a)	5.625%	07/15/25	8,781,000	9,274,931
Welltec A/S (a)	9.500%	12/01/22	27,675,000	25,737,750
				192,652,357
Financial Services — 11.2%
Alliance Data Systems Corp. (a)	4.750%	12/15/24	32,032,000	32,352,319
Alliance Data Systems Corp. (a)(c)	7.000%	01/15/26	15,662,000	16,567,263
Credit Acceptance Corp. (a)	5.125%	12/31/24	21,896,000	22,771,840
Credit Acceptance Corp. (c)	6.625%	03/15/26	18,573,000	19,780,245
FirstCash, Inc. (a)	4.625%	09/01/28	8,218,000	8,474,813
Freedom Mortgage Corp. (a)	7.625%	05/01/26	9,675,000	10,233,248
Freedom Mortgage Corp. (a)	8.125%	11/15/24	24,571,000	25,630,502
FS KKR Capital Corp.	4.125%	02/01/25	15,150,000	15,772,450
FS KKR Capital Corp.	3.400%	01/15/26	8,575,000	8,521,807
FS KKR Capital Corp. II (a)	4.250%	02/14/25	16,221,000	16,362,438
Nationstar Mortgage LLC (a)	6.000%	01/15/27	18,568,000	19,705,290
PennyMac Financial Services, Inc. (a)	5.375%	10/15/25	967,000	1,022,603
Quicken Loans LLC (a)	5.250%	01/15/28	7,874,000	8,405,495
Quicken Loans LLC (a)	3.625%	03/01/29	4,880,000	4,977,600
United Shore Financial Services LLC (a)	5.500%	11/15/25	15,014,000	15,839,769
				226,417,682
Health Care — 7.7%
Akumin, Inc. (a)	7.000%	11/01/25	20,527,000	21,553,350
DaVita, Inc. (a)	4.625%	06/01/30	16,629,000	17,626,740
Emergent Biosolutions, Inc. (a)	3.875%	08/15/28	22,293,000	23,084,401
Endo Financial LLC (a)	5.875%	10/15/24	2,701,000	2,734,763
Horizon Pharma USA, Inc. (a)	5.500%	08/01/27	11,100,000	11,919,402

76 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Corporate Credit Fund
Schedule of Investments (Continued)
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Bonds — 93.5% continued
Health Care — 7.7% continued
P&L Development LLC (a)	7.750%	11/15/25	$3,830,000	$4,117,250
Par Pharmaceutical, Inc. (a)	7.500%	04/01/27	5,798,000	6,290,830
Providence Service Corp. (The) (a)	5.875%	11/15/25	7,730,000	8,174,475
Syneos Health, Inc. (a)	3.625%	01/15/29	22,740,000	22,802,875
Teva Pharmaceuticals Financial Co. BV	2.200%	07/21/21	5,156,000	5,143,110
Teva Pharmaceuticals Financial Co. BV (c)	3.650%	11/10/21	6,721,000	6,805,013
Teva Pharmaceuticals Financial Co. BV	2.950%	12/18/22	7,085,000	7,067,288
Teva Pharmaceuticals Financial Co. BV	2.800%	07/21/23	18,937,000	18,747,630
Teva Pharmaceuticals Financial Co. BV	7.125%	01/31/25	300,000	331,590
				156,398,717
Insurance — 3.9%
Amwins Group, Inc. (a)	7.750%	07/01/26	15,873,000	17,046,015
AssuredPartners, Inc. (a)	7.000%	08/15/25	12,427,000	12,879,964
MGIC Investment Corp.	5.250%	08/15/28	4,300,000	4,601,000
National Financial Partners Corp. (a)	6.875%	08/31/28	17,399,000	18,576,564
Radian Group, Inc.	4.500%	10/01/24	3,738,000	3,943,590
Radian Group, Inc.	4.875%	03/15/27	19,985,000	21,947,527
				78,994,660
Leisure — 9.0%
Carnival Corp. (a)	11.500%	04/01/23	6,716,000	7,765,845
Carnival Corp. (a)(c)	10.500%	02/01/26	7,560,000	8,807,400
Carnival Corp. (a)	9.875%	08/01/27	2,300,000	2,645,000
Golden Nugget, Inc. (a)(c)	6.750%	10/15/24	10,614,000	10,537,791
Live Nation Entertainment, Inc. (a)	4.875%	11/01/24	17,271,000	17,486,888
Live Nation Entertainment, Inc. (a)	5.625%	03/15/26	16,649,000	17,065,224
Live Nation Entertainment, Inc. (a)	6.500%	05/15/27	3,000,000	3,355,560

	Coupon	Maturity	Shares / Par Value	Fair Value
Leisure — 9.0% continued
Live Nation Entertainment, Inc. (a)	3.750%	01/15/28	$1,750,000	$1,768,200
Peninsula Pacific Entertainment LLC (a)	8.500%	11/15/27	5,000,000	5,350,000
Speedway Motorsports LLC (a)	4.875%	11/01/27	14,126,000	13,984,740
Station Casinos LLC (a)	5.000%	10/01/25	21,843,000	22,095,287
Viking Cruises Ltd. (a)	6.250%	05/15/25	14,459,000	14,169,820
Viking Cruises Ltd. (a)	13.000%	05/15/25	7,699,000	9,200,305
VOC Escrow Ltd. (a)	5.000%	02/15/28	3,009,000	2,986,433
Wyndham Destinations, Inc. (a)(c)	6.625%	07/31/26	10,416,000	11,926,320
Wyndham Destinations, Inc. (a)	4.625%	03/01/30	5,187,000	5,485,253
Wynn Las Vegas LLC (a)	4.250%	05/30/23	5,360,000	5,437,988
Wynn Las Vegas LLC (a)(c)	5.500%	03/01/25	6,089,000	6,365,562
XHR LP (a)	6.375%	08/15/25	14,360,000	15,149,800
				181,583,416
Media — 2.3%
Cimpress plc (a)(c)	7.000%	06/15/26	33,068,000	34,762,735
Twitter, Inc. (a)	3.875%	12/15/27	10,701,000	11,396,565
				46,159,300
Real Estate — 4.7%
Forestar Group, Inc. (a)	8.000%	04/15/24	12,330,000	12,977,325
Forestar Group, Inc. (a)	5.000%	03/01/28	8,079,000	8,341,568
iStar, Inc.	5.500%	02/15/26	15,361,000	15,668,220
Kennedy Wilson, Inc.	5.875%	04/01/24	19,271,000	19,560,065
New Residential Investment Corp. (a)	6.250%	10/15/25	30,842,000	30,996,209
RHP Hotel Properties LP (c)	5.000%	04/15/23	6,403,000	6,419,008
				93,962,395
Retail — 8.6%
Abercrombie & Fitch Management Co. (a)	8.750%	07/15/25	2,825,000	3,139,281
ANGI Group LLC (a)	3.875%	08/15/28	28,763,000	29,273,256

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 77

Diamond Hill Corporate Credit Fund
Schedule of Investments (Continued)
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Bonds — 93.5% continued
Retail — 8.6% continued
Carvana Co. (a)	5.625%	10/01/25	$6,286,000	$6,451,007
GrubHub Holdings, Inc. (a)	5.500%	07/01/27	29,856,000	31,311,479
IRB Holding Corp. (a)	7.000%	06/15/25	14,012,000	15,308,110
IRB Holding Corp. (a)(c)	6.750%	02/15/26	1,000,000	1,032,100
Liberty Interactive LLC	8.500%	07/15/29	9,292,000	10,360,580
Liberty Interactive LLC	8.250%	02/01/30	1,570,000	1,760,363
Macy’s Retail Holdings, Inc. (c)	3.450%	01/15/21	2,659,000	2,645,705
Macy’s, Inc. (a)(c)	8.375%	06/15/25	815,000	904,780
Nathan’s Famous, Inc. (a)	6.625%	11/01/25	23,628,000	24,248,235
Nordstrom, Inc (a)	8.750%	05/15/25	5,055,000	5,661,505
Nordstrom, Inc. (c)	4.000%	03/15/27	10,696,000	10,597,486
Nordstrom, Inc.	6.950%	03/15/28	2,197,000	2,498,076
Nordstrom, Inc. (c)	4.375%	04/01/30	3,934,000	3,872,705
QVC, Inc.	5.450%	08/15/34	22,603,000	23,507,120
Wolverine World Wide, Inc. (a)	6.375%	05/15/25	515,000	548,475
				173,120,263
Services — 5.4%
Graham Holdings Co. (a)	5.750%	06/01/26	3,380,000	3,549,000
IAA Spinco, Inc. (a)	5.500%	06/15/27	7,757,000	8,222,420
KAR Auction Services, Inc. (a)(c)	5.125%	06/01/25	14,316,000	14,731,593
Korn Ferry International (a)	4.625%	12/15/27	16,972,000	17,650,880
MasTec, Inc. (a)	4.500%	08/15/28	13,831,000	14,522,550
Sabre Global, Inc. (a)(c)	5.250%	11/15/23	5,471,000	5,539,388
Sabre Global, Inc. (a)(c)	7.375%	09/01/25	13,804,000	14,977,340
Uber Technologies, Inc. (a)	8.000%	11/01/26	28,033,000	30,520,929
				109,714,100
Technology & Electronics — 4.2%
Arches Buyer, Inc. (a)	4.250%	06/01/28	16,924,000	17,138,935
Itron, Inc. (a)	5.000%	01/15/26	11,531,000	11,776,034
Logan Merger Sub, Inc. (a)	5.500%	09/01/27	21,972,000	23,015,670
NCR Corp. (a)	5.000%	10/01/28	13,055,000	13,773,025
Shift4 Payments LLC (a)	4.625%	11/01/26	8,065,000	8,387,600
TripAdvisor, Inc. (a)(c)	7.000%	07/15/25	7,666,000	8,279,280
WEX, Inc. (a)	4.750%	02/01/23	2,500,000	2,503,125
				84,873,669

	Coupon	Maturity	Shares / Par Value	Fair Value
Telecommunications — 4.0%
Cincinnati Bell, Inc. (a)	8.000%	10/15/25	$14,370,000	$15,322,012
Frontier Communications Corp. (a)(c)	5.875%	10/15/27	4,926,000	5,326,238
Frontier Communications Corp. (a)	5.000%	05/01/28	874,000	911,145
HTA Group Ltd. (a)	7.000%	12/18/25	13,350,000	14,351,250
LCPR Senior Secured Financing Designated Activity Co. (a)	6.750%	10/15/27	11,474,000	12,348,893
T-Mobile, Inc. (a)	3.875%	04/15/30	3,700,000	4,284,637
Viasat, Inc. (a)	5.625%	09/15/25	18,185,000	18,599,618
Viasat, Inc. (a)(c)	5.625%	04/15/27	9,044,000	9,496,200
				80,639,993
Transportation — 2.9%
Air Canada, Series 2020-2 (a)	5.250%	10/01/30	7,026,000	7,507,276
Alaska Airlines, Series 2020-1B (a)	4.800%	08/15/27	17,126,000	18,861,100
American Airlines Pass-Through Trust, Series 2013-1 (a)	5.625%	01/15/21	2,813,284	2,807,437
Delta Air Lines, Inc.	2.900%	10/28/24	26,797,000	26,434,194
Skymiles IP Ltd. & Delta Airlines (a)	4.500%	10/20/25	2,000,000	2,137,391
United Airlines Pass-Through Trust, Series 2013-1	5.375%	02/15/23	189,777	191,247
				57,938,645

Total Corporate Bonds
(Cost $1,816,694,672)				$1,888,506,900

	Shares	Fair Value
Registered Investment Companies — 8.0%
State Street Institutional US Government Money Market Fund, Premier Class, 0.03% (f)	111,996,890	$111,996,890
State Street Navigator Securities Lending Portfolio I, 0.17% (f)(g)	49,171,063	49,171,063
Total Registered Investment Companies
(Cost $161,167,953)		$161,167,953

78 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Corporate Credit Fund
Schedule of Investments (Continued)
December 31, 2020

Shares	Fair Value
Total Investment Securities — 101.6%
(Cost $1,980,395,410)	$2,051,061,319

Liabilities in Excess of Other Assets — (1.6)%	(30,942,366)

Net Assets — 100.0%	$2,020,118,953

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of December 31, 2020 was $1,377,117,679, representing 68.2% of net assets.

(b)

Variable rate security. The rate shown is the effective interest rate as of December 31, 2020. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2020 was $47,761,938.
(d)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of December 31, 2020 was $27,073,735, representing 1.3% of net assets.
(e)	Security fair valued under procedures established by the Board of Trustees. The total value of these securities is $0.
(f)	Rate shown is the 7-day effective yield as of December 31, 2020.
(g)	This security was purchased with cash collateral from securities held on loan.

A/S — Aktieselskab

ASA — Allmennaksjeselskap

BV — Besloten Vennootschap

LIBOR — London Interbank Offered Rate.

plc — Public Limited Company

*

Non-income producing security. Restricted and illiquid securities not registered under the securities act of 1933 and valued at fair value by the Valuation & Liquidity Committee based on procedures approved by the Board of Trustees are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Alesco Preferred Funding Ltd., Class PNNE	March-05	$336,608	$155,202	0.01%
Alesco Preferred Funding Ltd. VI, Class PNN	December-04	$621,631	$300,688	0.01%
Fort Sheridan ABS CDO Ltd., Series 05-1A, Class PPN2	March-05	$520,413	$362,654	0.02%
Taberna Preferred Funding Ltd., Class PPN2	March-05	$1,054,133	$567,922	0.03%
		$2,532,785	$1,386,466	0.07%

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 79

Diamond Hill High Yield Fund
Schedule of Investments
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Bonds — 95.4%
Automotive — 2.3%
Ford Motor Credit Co. LLC	3.200%	01/15/21	$5,900,000	$5,902,950
Ford Motor Credit Co. LLC (a)	3.336%	03/18/21	3,000,000	3,007,500
Ford Motor Credit Co. LLC (a)	3.470%	04/05/21	1,805,000	1,805,000
Tesla, Inc. (b)	5.300%	08/15/25	5,300,000	5,525,250
				16,240,700
Banking — 1.7%
Cadence Bancorp (3MO LIBOR + 303) (c)	4.750%	06/30/29	6,000,000	5,325,732
First Tennessee Bank	5.750%	05/01/30	2,000,000	2,327,499
Popular, Inc.	6.125%	09/14/23	4,100,000	4,428,000
				12,081,231
Basic Industry — 3.8%
GCP Applied Technologies, Inc. (b)	5.500%	04/15/26	9,000,000	9,270,000
Mueller Industries, Inc.	6.000%	03/01/27	9,500,000	9,666,250
Schweitzer-Mauduit International, Inc. (b)	6.875%	10/01/26	8,125,000	8,612,500
				27,548,750
Capital Goods — 0.5%
TransDigm, Inc.	6.500%	07/15/24	3,500,000	3,562,020

Consumer Goods — 6.0%
C&S Group Enterprises LLC (a)(b)	5.000%	12/15/28	9,600,000	9,575,328
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc. (b)	8.500%	12/15/22	10,500,000	10,788,750
Hasbro, Inc.	6.350%	03/15/40	4,025,000	5,184,589
Pilgrim’s Pride Corp. (b)	5.750%	03/15/25	5,075,000	5,209,995
Pilgrim’s Pride Corp. (b)	5.875%	09/30/27	1,600,000	1,735,376
Post Holdings, Inc. (b)	5.000%	08/15/26	2,550,000	2,632,875
US Foods, Inc. (a)(b)	5.875%	06/15/24	8,250,000	8,363,437
				43,490,350
Energy — 12.4%
Aker BP ASA (b)	5.875%	03/31/25	3,200,000	3,314,870
Apergy Corp.	6.375%	05/01/26	12,300,000	12,423,000
Barrett Bill Corp. (d)	7.000%	10/15/22	10,248,000	3,996,720

	Coupon	Maturity	Shares / Par Value	Fair Value
Energy — 12.4% continued
Delek Overriding Royalty Leviathan Ltd.	7.494%	12/30/23	$7,000,000	$7,035,000
Double Eagle III (b)	7.750%	12/15/25	5,600,000	5,938,128
Energen Corp.	7.125%	02/15/28	4,375,000	4,990,289
Floatel International Ltd. (d)	9.000%	04/11/24	600,000	90,000
Floatel International Ltd. (d)(e)	12.750%	04/11/24	600,000	0
Floatel International Ltd. (d)(e)	0.000%	04/11/60	38,250	0
Floatel International Ltd. (d)(e)	0.000%	04/11/60	38,250	0
Floatel International Ltd. (d)	0.000%	04/11/60	27,000	27,000
Floatel International Ltd. (d)	0.000%	04/11/60	27,000	27,000
LBC Tank Terminals Holdings Netherlands BV (b)	6.875%	05/15/23	4,250,000	4,250,000
Leviathan Energy	6.750%	06/30/30	4,955,000	5,623,925
Magnolia Oil & Gas Corp. (b)	6.000%	08/01/26	15,600,000	15,873,000
New Fortress Energy, Inc. (b)	6.750%	09/15/25	10,400,000	11,014,120
Parsley Energy LLC (b)	5.375%	01/15/25	1,500,000	1,542,600
Talos Production, Inc. (b)	12.000%	01/15/26	1,400,000	1,362,158
Welltec A/S (b)	9.500%	12/01/22	13,384,000	12,447,120
				89,954,930
Financial Services — 11.1%
Alliance Data Systems Corp. (a)(b)	7.000%	01/15/26	17,850,000	18,881,730
Credit Acceptance Corp. (b)	5.125%	12/31/24	4,400,000	4,576,000
Credit Acceptance Corp. (a)	6.625%	03/15/26	10,750,000	11,448,750
FirstCash, Inc. (b)	4.625%	09/01/28	3,300,000	3,403,125
Freedom Mortgage Corp (b)	7.625%	05/01/26	4,450,000	4,706,765
Freedom Mortgage Corp. (b)	8.125%	11/15/24	6,625,000	6,910,670
Freedom Mortgage Corp. (b)	8.250%	04/15/25	2,928,000	3,059,760
FS KKR Capital Corp.	3.400%	01/15/26	2,500,000	2,484,492
FS KKR Capital Corp. II (b)	4.250%	02/14/25	5,350,000	5,396,649
Nationstar Mortgage LLC (b)	6.000%	01/15/27	9,500,000	10,081,875
PennyMac Financial Services, Inc. (b)	5.375%	10/15/25	2,200,000	2,326,500

80 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill High Yield Fund
Schedule of Investments (Continued)
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Bonds — 95.4% continued
Financial Services — 11.1% continued
United Shore Financial Services LLC (b)	5.500%	11/15/25	$6,500,000	$6,857,500
				80,133,816
Health Care — 6.6%
Akumin, Inc. (b)	7.000%	11/01/25	8,000,000	8,400,000
DaVita, Inc. (b)	4.625%	06/01/30	1,500,000	1,590,000
DaVita, Inc. (a)(b)	3.750%	02/15/31	4,837,000	4,911,296
Emergent Biosolutions, Inc. (a)(b)	3.875%	08/15/28	5,900,000	6,109,450
P&L Development LLC (b)	7.750%	11/15/25	2,550,000	2,741,250
Providence Service Corp. (The) (b)	5.875%	11/15/25	2,100,000	2,220,750
Syneos Health, Inc. (b)	3.625%	01/15/29	7,300,000	7,320,184
Teva Pharmaceuticals Financial Co. BV	2.200%	07/21/21	500,000	498,750
Teva Pharmaceuticals Financial Co. BV (a)	3.650%	11/10/21	1,750,000	1,771,875
Teva Pharmaceuticals Financial Co. BV	2.800%	07/21/23	11,400,000	11,286,000
Teva Pharmaceuticals Financial Co. BV	7.125%	01/31/25	700,000	773,710
				47,623,265
Insurance — 3.7%
AssuredPartners, Inc. (b)	7.000%	08/15/25	6,500,000	6,736,925
Hub International Ltd. (b)	7.000%	05/01/26	5,418,000	5,666,090
National Financial Partners Corp. (b)	6.875%	08/31/28	6,750,000	7,206,840
Radian Group, Inc.	4.875%	03/15/27	6,450,000	7,083,390
				26,693,245
Leisure — 13.3%
Affinity Gaming (b)	6.875%	12/15/27	3,750,000	3,923,438
Carnival Corp. (b)	9.875%	08/01/27	4,700,000	5,405,000
CCM Merger, Inc. (b)	6.375%	05/01/26	5,434,000	5,705,700
Golden Nugget, Inc. (b)	6.750%	10/15/24	6,860,000	6,810,745
Live Nation Entertainment, Inc. (b)	4.875%	11/01/24	3,850,000	3,898,125
Live Nation Entertainment, Inc. (b)	5.625%	03/15/26	10,850,000	11,121,250

	Coupon	Maturity	Shares / Par Value	Fair Value
Leisure — 13.3% continued
Peninsula Pacific Entertainment LLC (b)	8.500%	11/15/27	$4,300,000	$4,601,000
Speedway Motorsports LLC (b)	4.875%	11/01/27	6,514,000	6,448,860
Station Casinos LLC (b)	5.000%	10/01/25	9,700,000	9,812,035
Vail Resorts, Inc. (b)	0.000%	01/01/26	1,000,000	1,018,226
Viking Cruises Ltd. (a)(b)	6.250%	05/15/25	6,500,000	6,370,000
Viking Cruises Ltd. (b)	13.000%	05/15/25	4,600,000	5,497,000
Wyndham Destinations, Inc. (b)	6.625%	07/31/26	5,350,000	6,125,750
Wyndham Destinations, Inc. (a)(b)	4.625%	03/01/30	1,900,000	2,009,250
Wynn Las Vegas LLC (a)(b)	5.500%	03/01/25	10,100,000	10,558,742
XHR LP (b)	6.375%	08/15/25	6,800,000	7,174,000
				96,479,121
Media — 1.9%
Cimpress plc (a)(b)	7.000%	06/15/26	12,850,000	13,508,563

Real Estate — 6.1%
Forestar Group, Inc. (b)	8.000%	04/15/24	1,750,000	1,841,875
Forestar Group, Inc. (b)	5.000%	03/01/28	4,075,000	4,207,438
iStar, Inc.	4.250%	08/01/25	2,154,000	2,127,075
iStar, Inc.	5.500%	02/15/26	7,600,000	7,752,000
Kennedy Wilson, Inc.	5.875%	04/01/24	9,300,000	9,439,500
New Residential Investment Corp. (b)	6.250%	10/15/25	14,840,000	14,914,200
RHP Hotel Properties LP	5.000%	04/15/23	4,075,000	4,085,187
				44,367,275
Retail — 10.7%
Abercrombie & Fitch Management Co. (b)	8.750%	07/15/25	3,110,000	3,455,988
ANGI Group LLC (b)	3.875%	08/15/28	8,700,000	8,854,338
Carvana Co. (b)	5.625%	10/01/25	4,650,000	4,772,063
GrubHub Holdings, Inc. (b)	5.500%	07/01/27	11,100,000	11,641,125
IRB Holding Corp. (a)(b)	6.750%	02/15/26	5,625,000	5,805,563

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 81

Diamond Hill High Yield Fund
Schedule of Investments (Continued)
December 31, 2020

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Bonds — 95.4% continued
Retail — 10.7% continued
Liberty Interactive LLC (a)	8.500%	07/15/29	$4,925,000	$5,491,375
Liberty Interactive LLC (a)	8.250%	02/01/30	1,400,000	1,569,750
Macy’s Retail Holdings, Inc.	3.450%	01/15/21	1,120,000	1,114,400
Macy’s, Inc. (a)(b)	8.375%	06/15/25	1,624,000	1,802,900
Nathan’s Famous, Inc. (b)	6.625%	11/01/25	8,000,000	8,210,000
Nordstrom, Inc.	6.950%	03/15/28	4,025,000	4,576,584
Nordstrom, Inc.	4.375%	04/01/30	9,400,000	9,253,541
QVC, Inc. (a)	5.450%	08/15/34	7,875,000	8,190,000
QVC, Inc.	5.950%	03/15/43	200,000	210,000
Seg Holdings LLC (b)	5.625%	10/15/28	2,000,000	2,110,000
				77,057,627
Services — 4.6%
KAR Auction Services, Inc. (b)	5.125%	06/01/25	5,100,000	5,248,053
Korn Ferry International (b)	4.625%	12/15/27	4,650,000	4,836,000
MasTec, Inc. (b)	4.500%	08/15/28	4,500,000	4,725,000
Sabre Global, Inc. (b)	9.250%	04/15/25	779,000	927,010
Sabre Global, Inc. (a)(b)	7.375%	09/01/25	4,650,000	5,045,250
Uber Technologies, Inc. (b)	8.000%	11/01/26	11,700,000	12,738,375
				33,519,688
Technology & Electronics — 4.0%
Arches Buyer, Inc. (b)	4.250%	06/01/28	6,150,000	6,228,105
Logan Merger Sub, Inc. (b)	5.500%	09/01/27	9,300,000	9,741,750
MTS Systems Corp. (b)	5.750%	08/15/27	710,000	770,492
NCR Corp. (b)	5.000%	10/01/28	7,000,000	7,385,000
TripAdvisor, Inc. (a)(b)	7.000%	07/15/25	4,675,000	5,049,000
				29,174,347
Telecommunications — 3.1%
Cincinnati Bell, Inc. (a)(b)	8.000%	10/15/25	4,100,000	4,371,625
Frontier Communications Corp. (a)(b)	5.875%	10/15/27	900,000	973,125

	Coupon	Maturity	Shares / Par Value	Fair Value
Telecommunications — 3.1% continued
Frontier Communications Corp. (b)	5.000%	05/01/28	$900,000	$938,250
HTA Group Ltd. (b)	7.000%	12/18/25	6,050,000	6,503,750
LCPR Senior Secured Financing Designated Activity Co. (b)	6.750%	10/15/27	4,125,000	4,439,531
Viasat, Inc. (b)	5.625%	09/15/25	5,300,000	5,420,840
				22,647,121
Transportation — 3.6%
Alaska Airlines, Series 2020-1B (b)	8.000%	02/15/27	5,000,000	5,431,256
American Airlines Pass-Through Trust, Series 2013-1 (b)	5.625%	01/15/21	1,379,466	1,376,599
Delta Air Lines, Inc.	2.900%	10/28/24	12,225,000	12,059,485
Hawaiian Airlines, Inc. (b)	11.250%	09/15/25	5,000,000	5,158,850
Hawaiian Airlines, Inc. (b)	7.375%	09/15/27	1,830,000	1,951,991
U.S. Airways Pass-Through Trust, Series 2012-2	6.750%	12/03/22	188,384	183,147
				26,161,328

Total Corporate Bonds
(Cost $656,941,646)				$690,243,377

Securitized — 0.1%
ABS-Other — 0.0% (f)
Access Point Financial, Inc., Series 2017-A, Class C (b)(d)	5.820%	04/15/29	250,000	248,474

Consumer — 0.1%
Mariner Finance Issuance Trust, Series 2018-A, Class D (b)	6.570%	11/20/30	275,000	282,311

Total Securitized
(Cost $524,921)				$530,785

82 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill High Yield Fund
Schedule of Investments (Continued)
December 31, 2020

	Shares	Fair Value
Registered Investment Companies — 5.5%
State Street Institutional US Government Money Market Fund, Premier Class, 0.03% (g)	27,245,999	$27,245,999
State Street Navigator Securities Lending Portfolio I, 0.17% (g)(h)	12,446,605	12,446,605
Total Registered Investment Companies
(Cost $39,692,604)		$39,692,604

Total Investment Securities — 101.0%
(Cost $697,159,171)		$730,466,766

Liabilities in Excess of Other Assets — (1.0)%		(6,963,818)

Net Assets — 100.0%		$723,502,948

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2020 was $12,071,457.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of December 31, 2020 was $513,952,677, representing 71.0% of net assets.

(c)

Variable rate security. The rate shown is the effective interest rate as of December 31, 2020. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

(d)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of December 31, 2020 was $4,389,194, representing 0.6% of net assets.
(e)	Security fair valued under procedures established by the Board of Trustees. The total value of these securities is $0.
(f)	Percentage rounds to less than 0.1%.
(g)	Rate shown is the 7-day effective yield as of December 31, 2020.
(h)	This security was purchased with cash collateral from securities held on loan.

A/S — Aktieselskab

ASA — Allmennaksjeselskap

BV — Besloten Vennootschap

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 83

Diamond Hill Funds
Tabular Presentation of Schedules of Investments
December 31, 2020 (Unaudited)

Diamond Hill Small Cap Fund
Sector Allocation	% of Net Assets
Financials	27.4%
Industrials	19.5%
Consumer Discretionary	16.8%
Consumer Staples	8.8%
Information Technology	6.3%
Real Estate	4.7%
Communication Services	4.2%
Health Care	3.7%
Materials	3.5%
Utilities	2.6%
Energy	1.3%
Registered Investment Companies	2.0%
Other
Net Other Assets (Liabilities)	-0.8%
100.0%

Russell 2000 Index Sector Allocation	% of Index
Financials	15.2%
Industrials	15.2%
Consumer Discretionary	13.2%
Consumer Staples	3.2%
Information Technology	14.1%
Real Estate	6.2%
Communication Services	2.3%
Health Care	21.2%
Materials	4.2%
Utilities	3.0%
Energy	2.2%
100.0%

Diamond Hill Small-Mid Cap Fund
Sector Allocation	% of Net Assets
Financials	24.7%
Industrials	20.3%
Consumer Discretionary	16.1%
Consumer Staples	8.4%
Real Estate	7.8%
Information Technology	4.7%
Utilities	3.8%
Materials	3.3%
Health Care	3.0%
Energy	1.5%
Communication Services	1.2%
Registered Investment Companies	6.3%
Other
Net Other Assets (Liabilities)	-1.1%
100.0%

Russell 2500 Index Sector Allocation	% of Index
Financials	13.8%
Industrials	15.2%
Consumer Discretionary	12.7%
Consumer Staples	3.1%
Real Estate	7.7%
Information Technology	18.4%
Utilities	2.8%
Materials	5.3%
Health Care	16.0%
Energy	2.1%
Communication Services	2.9%
100.0%

84 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
December 31, 2020 (Unaudited)

Diamond Hill Mid Cap Fund
Sector Allocation	% of Net Assets
Financials	27.0%
Industrials	17.1%
Consumer Discretionary	15.9%
Consumer Staples	8.2%
Real Estate	7.7%
Information Technology	6.8%
Utilities	3.6%
Materials	3.4%
Health Care	1.7%
Communication Services	1.2%
Energy	1.2%
Registered Investment Companies	6.6%
Other
Net Other Assets (Liabilities)	-0.4%
100.0%

Russell Midcap Index Sector Allocation	% of Index
Financials	11.1%
Industrials	15.1%
Consumer Discretionary	11.6%
Consumer Staples	3.8%
Real Estate	6.9%
Information Technology	20.5%
Utilities	5.1%
Materials	5.4%
Health Care	12.9%
Communication Services	5.0%
Energy	2.6%
100.0%

Diamond Hill Large Cap Fund
Sector Allocation	% of Net Assets
Financials	27.0%
Consumer Discretionary	14.9%
Consumer Staples	12.6%
Health Care	11.5%
Industrials	7.8%
Communication Services	7.8%
Information Technology	6.6%
Materials	2.6%
Real Estate	2.5%
Energy	2.1%
Utilities	1.0%
Registered Investment Companies	3.5%
Other
Net Other Assets (Liabilities)	0.1%
100.0%

Russell 1000 Index Sector Allocation	% of Index
Financials	10.4%
Consumer Discretionary	12.9%
Consumer Staples	5.5%
Health Care	13.5%
Industrials	8.8%
Communication Services	10.4%
Information Technology	28.0%
Materials	2.7%
Real Estate	3.0%
Energy	2.2%
Utilities	2.6%
100.0%

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 85

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
December 31, 2020 (Unaudited)

Diamond Hill All Cap Select Fund
Sector Allocation	% of Net Assets
Financials	33.0%
Industrials	19.8%
Consumer Discretionary	13.9%
Consumer Staples	12.3%
Information Technology	5.7%
Materials	5.4%
Health Care	4.7%
Utilities	1.9%
Communication Services	1.2%
Registered Investment Companies	3.3%
Other
Net Other Assets (Liabilities)	-1.2%
100.0%

Russell 3000 Index Sector Allocation	% of Index
Financials	10.7%
Industrials	9.2%
Consumer Discretionary	13.0%
Consumer Staples	5.3%
Information Technology	27.1%
Materials	2.8%
Health Care	14.0%
Utilities	2.7%
Communication Services	9.9%
Real Estate	3.2%
Energy	2.1%
100.0%

Diamond Hill Long-Short Fund
Long Portfolio Sector Allocation	% of Net Assets
Financials	29.1%
Health Care	11.3%
Industrials	10.4%
Consumer Discretionary	9.4%
Information Technology	9.4%
Communication Services	9.2%
Consumer Staples	4.9%
Materials	3.6%
Energy	2.8%
Utilities	1.1%
Registered Investment Companies	22.0%

Short Portfolio Sector Allocation	% of Net Assets
Consumer Discretionary	-5.9%
Information Technology	-5.5%
Financials	-4.8%
Industrials	-4.5%
Consumer Staples	-3.8%
Health Care	-1.8%
Utilities	-1.2%
Communication Services	-0.7%
Real Estate	-0.4%
Materials	-0.1%
Other
Segregated Cash With Custodian	29.4%
Net Other Assets (Liabilities)	-13.9%
100.0%

Russell 1000 Index Sector Allocation	% of Index
Financials	10.4%
Health Care	13.5%
Industrials	8.8%
Consumer Discretionary	12.9%
Information Technology	28.0%
Communication Services	10.4%
Consumer Staples	5.5%
Materials	2.7%
Energy	2.2%
Utilities	2.6%
Real Estate	3.0%
100.0%

86 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
December 31, 2020 (Unaudited)

Diamond Hill Global Fund
Sector Allocation	% of Net Assets
Consumer Staples	23.1%
Communication Services	21.2%
Financials	15.6%
Information Technology	14.4%
Health Care	9.6%
Consumer Discretionary	6.3%
Energy	5.3%
Industrials	3.9%
Registered Investment Companies	1.8%
Other
Net Other Assets (Liabilities)	-1.2%
100.0%

Morningstar Global Markets Index Sector Allocation	% of Index
Consumer Staples	6.8%
Communication Services	8.5%
Financials	13.6%
Information Technology	20.7%
Health Care	11.7%
Consumer Discretionary	13.3%
Energy	2.9%
Industrials	10.9%
Materials	5.3%
Real Estate	3.3%
Utilities	3.0%
100.0%

Diamond Hill International Fund
Sector Allocation	% of Net Assets
Communication Services	19.7%
Consumer Staples	16.2%
Financials	15.8%
Consumer Discretionary	14.3%
Information Technology	10.7%
Health Care	9.8%
Industrials	8.4%
Materials	1.3%
Real Estate	1.2%
Registered Investment Companies	2.5%
Other
Net Other Assets (Liabilities)	0.1%
100.0%

Morningstar Global Markets ex U.S. Index Sector Allocation	% of Index
Communication Services	6.5%
Consumer Staples	8.6%
Financials	17.2%
Consumer Discretionary	13.6%
Information Technology	12.1%
Health Care	9.3%
Industrials	13.2%
Materials	8.5%
Real Estate	3.8%
Energy	3.9%
Utilities	3.3%
100.0%

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 87

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
December 31, 2020 (Unaudited)

Diamond Hill Short Duration Securitized Bond Fund
Sector Allocation	% of Net Assets
Securitized	84.8%
Corporate Credit	1.6%
Registered Investment Companies	13.7%
Other
Net Other Assets (Liabilities)	-0.1%
100.0%

Bloomberg Barclays U.S. 1-3 Yr. Gov./Credit Index Sector Allocation	% of Index
Treasury	65.6%
Corporate Credit	23.0%
Non-Corporate Credit	7.2%
Agency	4.2%
100.0%

Diamond Hill Core Bond Fund
Sector Allocation	% of Net Assets
Securitized	63.4%
Treasury	18.8%
Corporate Credit	15.6%
Government Related	0.4%
Registered Investment Companies	7.5%
Other
Net Other Assets (Liabilities)	-5.7%
100.0%

Bloomberg Barclays U.S. Aggregate Index Sector Allocation	% of Index
Treasury	37.0%
Agency RMBS/CMBS	27.8%
Corporate Credit	27.4%
Non-Corporate Credit	4.6%
Agency	1.7%
Non-Agency RMBS/CMBS	1.2%
Asset-Backed Securities	0.3%
100.0%

Diamond Hill Corporate Credit Fund
Sector Allocation	% of Net Assets
Financial Services	11.2%
Energy	9.5%
Leisure	9.0%
Retail	8.6%
Health Care	7.7%
Consumer Goods	6.8%
Basic Industry	5.9%
Services	5.4%
Banking	5.0%
Real Estate	4.7%
Technology & Electronics	4.2%
Telecommunications	4.0%
Insurance	3.9%
Transportation	2.9%
Media	2.3%
Automotive	1.9%
Capital Goods	0.5%
Registered Investment Companies	8.0%
Other
Collateralized Debt Obligations	0.1%
Net Other Assets (Liabilities)	-1.6%
100.0%

ICE BofA U.S. Corporate & High Yield Index Sector Allocation	% of Index
Financial Services	6.7%
Energy	10.3%
Leisure	1.4%
Retail	3.8%
Health Care	9.7%
Consumer Goods	5.8%
Basic Industry	4.8%
Services	1.6%
Banking	14.0%
Real Estate	3.3%
Technology & Electronics	6.9%
Telecommunications	4.6%
Insurance	3.9%
Transportation	2.4%
Media	4.7%
Automotive	2.6%
Capital Goods	5.5%
Utility	8.0%
100.0%

88 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
December 31, 2020 (Unaudited)

Diamond Hill High Yield Fund
Sector Allocation	% of Net Assets
Leisure	13.3%
Energy	12.4%
Financial Services	11.1%
Retail	10.7%
Health Care	6.6%
Real Estate	6.1%
Consumer Goods	6.0%
Services	4.6%
Technology & Electronics	4.0%
Basic Industry	3.8%
Insurance	3.7%
Transportation	3.6%
Telecommunications	3.1%
Automotive	2.3%
Media	1.9%
Banking	1.7%
Capital Goods	0.5%
Securitized	0.1%
Registered Investment Companies	5.5%
Other
Net Other Assets (Liabilities)	-1.0%
100.0%

ICE BofA U.S. High Yield Index Sector Allocation	% of Index
Leisure	6.2%
Energy	13.4%
Financial Services	4.2%
Retail	4.9%
Health Care	8.9%
Real Estate	4.2%
Consumer Goods	4.9%
Services	4.5%
Technology & Electronics	5.0%
Basic Industry	9.1%
Insurance	1.1%
Transportation	1.5%
Telecommunications	6.8%
Automotive	5.3%
Media	9.0%
Banking	1.3%
Capital Goods	6.5%
Utility	3.2%
100.0%

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 89

Diamond Hill Funds
Statements of Assets & Liabilities
December 31, 2020

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund
Assets
Investment in unaffiliated securities, at cost	$319,280,577	$1,581,076,668	$199,158,803
Investment in affiliated securities, at cost	—	26,513,922	1,623,042
Investment in unaffiliated securities, at fair value*	$535,464,854	$1,949,085,366	$250,052,556
Investment affiliated securities, at fair value	—	26,643,319	1,626,675
Cash	—	—	—
Cash denominated in foreign currency (Cost $—,$—, $—, $—, $—, $—, $—, $38,699, $—, and $—)	—	—	—
Cash deposits with custodian for securities sold short	—	—	—
Receivable for fund shares issued	260,334	2,538,002	124,784
Receivable for investments sold	—	745,245	99,196
Receivable for dividends and interest	326,327	1,419,559	216,680
Tax reclaims receivable	—	—	—
Prepaid expenses and other assets	—	—	—
Total Assets	536,051,515	1,980,431,491	252,119,891

Liabilities
Investments sold short, at fair value (proceeds $—, $—, $—, $—, $—, $506,570,999, $—, $—, $—, and $—)	—	—	—
Due to custodian	—	—	—
Payable for securities purchased	—	—	—
Payable for fund shares redeemed	4,208,464	2,355,463	1,170,386
Payable for dividend expense on securities sold short	—	—	—
Payable for return of collateral received for securities on loan	—	21,331,083	—
Payable to Investment Adviser	362,145	1,222,579	126,882
Payable to Administrator	75,570	195,211	34,607
Accrued distribution and service fees	31,389	46,843	6,959
Other accrued expenses	200	350	850
Total Liabilities	4,677,768	25,151,529	1,339,684

Net Assets	$531,373,747	$1,955,279,962	$250,780,207

Components of Net Assets
Paid-in capital	$308,752,921	$1,595,965,295	$229,299,780
Distributable earnings	222,620,826	359,314,667	21,480,427
Net Assets	$531,373,747	$1,955,279,962	$250,780,207
Net Assets
Class A Shares	$117,491,390	$162,636,598	$33,177,913
Class C Shares	$7,090,214	$15,120,774	$—
Class I Shares	$350,374,689	$889,147,599	$194,354,401
Class Y Shares	$56,417,454	$888,374,991	$23,247,893
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)
Class A Shares	3,795,368	7,166,974	2,325,569
Class C Shares	272,876	740,195	—
Class I Shares	11,126,855	38,770,092	13,572,561
Class Y Shares	1,789,773	38,647,874	1,618,584
Net Asset Value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$30.96	$22.69	$14.27
Class C Shares (A)	$25.98	$20.43	$—
Class I Shares	$31.49	$22.93	$14.32
Class Y Shares	$31.52	$22.99	$14.36
Maximum Offering Price
Maximum sales charge — Class A Shares	5.00%	5.00%	5.00%
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share Class A Shares	$32.59	$23.88	$15.02
* Includes value of securities on loan	$18,781,723	$29,051,172	$—

(A)	Redemption price per share varies based on the holding period.

See accompanying Notes to Financial Statements.

90 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Large Cap Fund	All Cap Select Fund	Long-Short Fund	Global Fund	International Fund	Short Duration Securitized Bond Fund	Core Bond Fund

$5,899,768,269	$237,236,779	$1,594,062,816	$13,596,676	$14,138,552	$1,117,132,367	$346,822,050
—	—	34,606,402	—	—	—	—
$8,299,348,734	$329,795,641	$2,293,145,341	$16,348,725	$16,841,425	$1,133,124,199	$356,534,296
—	—	34,836,878	—	—	—	—
—	—	—	—	—	2,467,147	122,721
—	—	—	—	43,208	—	—
—	—	604,194,749	—	—	—	—
20,869,629	72,483	1,325,990	—	—	5,654,839	194,922
—	—	16,804,716	—	—	148,824	26,017
7,631,574	218,705	1,053,706	15,424	10,254	1,881,446	1,151,646
—	—	733	3,716	4,094	—	—
465	90	—	—	—	—	—
8,327,850,402	330,086,919	2,951,362,113	16,367,865	16,898,981	1,143,276,455	358,029,602

—	—	590,817,468	—	—	—	—
—	—	—	51	—	—	—
—	991,218	3,573,634	164,275	—	6,799,802	2,749,613
11,428,105	112,799	3,888,077	—	—	732,221	90,535
—	—	876,020	—	—	—	—
—	2,799,197	294,518,354	38,200	20,301	2,801,555	17,812,661
3,462,520	188,895	1,559,599	8,633	9,027	325,484	85,505
973,561	32,370	295,530	890	1,122	141,156	42,647
220,252	4,824	55,479	33	70	10,106	3,591
200	200	4,350	575	675	200	300
16,084,638	4,129,503	895,588,511	212,657	31,195	10,810,524	20,784,852

$8,311,765,764	$325,957,416	$2,055,773,602	$16,155,208	$16,867,786	$1,132,465,931	$337,244,750

$5,842,406,900	$236,499,569	$1,450,703,673	$15,498,907	$14,454,612	$1,123,738,887	$327,433,988
2,469,358,864	89,457,847	605,069,929	656,301	2,413,174	8,727,044	9,810,762
$8,311,765,764	$325,957,416	$2,055,773,602	$16,155,208	$16,867,786	$1,132,465,931	$337,244,750

$762,677,862	$10,206,723	$162,270,817	$159,663	$338,289	$47,059,256	$17,023,702
$68,930,188	$3,243,528	$24,428,176	$—	$—	$—	$—
$5,140,496,523	$171,262,731	$1,794,063,227	$2,218,413	$3,913,446	$897,231,818	$260,364,635
$2,339,661,191	$141,244,434	$75,011,382	$13,777,132	$12,616,051	$188,174,857	$59,856,413

25,069,274	553,914	6,268,401	10,530	21,860	4,664,246	1,584,541
2,410,254	190,869	1,082,133	—	—	—	—
168,155,471	9,205,969	67,497,107	145,670	252,383	88,916,782	24,241,073
76,485,603	7,567,693	2,810,085	904,804	813,356	18,629,922	5,568,291

$30.42	$18.43	$25.89	$15.16	$15.48	$10.09	$10.74
$28.60	$16.99	$22.57	$—	$—	$—	$—
$30.57	$18.60	$26.58	$15.23	$15.51	$10.09	$10.74
$30.59	$18.66	$26.69	$15.23	$15.51	$10.10	$10.75

5.00%	5.00%	5.00%	5.00%	5.00%	2.25%	3.50%
$32.02	$19.40	$27.25	$15.96	$16.29	$10.32	$11.13
$101,354,889	$8,664,569	$289,541,747	$37,272	$153,943	$2,727,520	$30,526,114

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 91

Diamond Hill Funds
Statements of Assets & Liabilities (Continued)
December 31, 2020

	Corporate Credit Fund	High Yield Fund
Assets
Investment in unaffiliated securities, at cost	$1,980,395,410	$697,159,171
Investment in unaffiliated securities, at fair value*	$2,051,061,319	$730,466,766
Receivable for fund shares issued	4,465,271	4,476,423
Receivable for investments sold	6,518,032	6,858,326
Receivable for dividends and interest	25,497,093	10,236,615
Prepaid expenses and other assets	371	—
Total Assets	2,087,542,086	752,038,130

Liabilities
Payable for securities purchased	15,993,449	14,353,788
Payable for fund shares redeemed	1,174,701	1,332,588
Payable for return of collateral received for securities on loan	49,171,063	12,446,605
Payable to Investment Adviser	743,344	292,193
Payable to Administrator	277,026	98,009
Accrued distribution and service fees	58,750	8,099
Other accrued expenses	4,800	3,900
Total Liabilities	67,423,133	28,535,182

Net Assets	$2,020,118,953	$723,502,948

Components of Net Assets
Paid-in capital	$1,944,065,432	$685,698,503
Distributable earnings	76,053,521	37,804,445
Net Assets	$2,020,118,953	$723,502,948
Net Assets
Class A Shares	$161,659,192	$39,495,892
Class C Shares	$29,510,273	$—
Class I Shares	$1,724,397,164	$651,836,148
Class Y Shares	$104,552,324	$32,170,908
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)
Class A Shares	13,688,524	3,464,984
Class C Shares	2,509,454	—
Class I Shares	146,533,850	57,153,955
Class Y Shares	8,888,640	2,817,698
Net Asset Value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$11.81	$11.40
Class C Shares (A)	$11.76	$—
Class I Shares	$11.77	$11.40
Class Y Shares	$11.76	$11.42
Maximum Offering Price
Maximum sales charge — Class A Shares	3.50%	3.50%
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share Class A Shares	$12.24	$11.81
* Includes value of securities on loan	$47,761,938	$12,071,457

(A)	Redemption price per share varies based on the holding period.

See accompanying Notes to Financial Statements.

92 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Operations
For the year ended December 31, 2020

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Investment Income
Dividends	$6,641,465	$24,340,838	$3,229,225	$132,894,697
Income distributions from affiliated investments	—	956,341	57,541	—
Securities lending income	138,650	283,314	10,334	132,581
Foreign taxes withheld	—	(9,169)	(3,057)	(49,509)
Total Investment Income	6,780,115	25,571,324	3,294,043	132,977,769

Expenses
Investment advisory fees	4,151,660	13,658,120	1,334,804	33,199,352
Administration fees	861,113	2,154,397	362,684	9,867,725
Distribution and service fees — Class A	296,939	359,915	71,269	2,525,244
Distribution and service fees — Class C	80,871	163,269	—	676,573
Other fees	2,544	5,688	7,573	15,991
Total Expenses	5,393,127	16,341,389	1,776,330	46,284,885
Advisory fees waived by Adviser	—	(100,162)	(6,076)	—
Net Expenses	5,393,127	16,241,227	1,770,254	46,284,885

Net Investment Income	1,386,988	9,330,097	1,523,789	86,692,884

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investment transactions	27,434,258	3,503,669	(28,759,549)	294,727,927
Net realized losses on sales from affiliated investments	—	(9,028)	(75,396)	—
Net realized gains from in-kind redemptions	—	16,852,506	—	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(59,087,783)	(113,851,382)	23,470,736	365,974,269
Net change in unrealized appreciation (depreciation) on affiliated investments	—	(55,484)	(870)	—
Net Realized and Unrealized (Losses) Gains on Investments	(31,653,525)	(93,559,719)	(5,365,079)	660,702,196

Change in Net Assets from Operations	$(30,266,537)	$(84,229,622)	$(3,841,290)	$747,395,080

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 93

Diamond Hill Funds
Statements of Operations
For the year ended December 31, 2020

	All Cap Select Fund	Long-Short Fund	Global Fund	International Fund
Investment Income
Dividends	$3,844,741	$42,294,637	$287,410	$233,102
Income distributions from affiliated investments	—	1,679,197	—	—
Rebates on short sales, net of fees	—	1,204,001	—	—
Securities lending income	26,756	1,255,798	1,994	1,572
Foreign taxes withheld	(3,886)	—	(12,936)	(23,121)
Total Investment Income	3,867,611	46,433,633	276,468	211,553

Expenses
Investment advisory fees	1,816,040	21,823,190	108,366	86,195
Administration fees	318,074	4,045,476	13,024	10,125
Distribution and service fees — Class A	21,699	430,590	293	561
Distribution and service fees — Class C	30,629	289,907	—	—
Other fees	2,184	20,212	3,769	4,059
Dividend expense	—	11,155,084	—	—
Total Expenses	2,188,626	37,764,459	125,452	100,940
Advisory fees waived by Adviser	—	(172,953)	—	—
Net Expenses	2,188,626	37,591,506	125,452	100,940

Net Investment Income	1,678,985	8,842,127	151,016	110,613

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investment transactions	2,068,554	63,273,106	(1,595,384)	(295,613)
Net realized losses on closed short positions	—	(59,320,359)	—	—
Net realized losses on sales from affiliated investments	—	(1,126,909)	—	—
Net realized losses on foreign currency transactions	—	(56)	(5,796)	(2,926)
Net change in unrealized appreciation (depreciation) on unaffiliated investments and foreign currency translations	47,293,692	(261,687,568)	549,269	1,492,806
Net changes in unrealized appreciation (depreciation) on affiliated investments	—	(148,435)	—	—
Net Realized and Unrealized (Losses) Gains on Investments	49,362,246	(259,010,221)	(1,051,911)	1,194,267

Change in Net Assets from Operations	$51,041,231	$(250,168,094)	$(900,895)	$1,304,880

See accompanying Notes to Financial Statements.

94 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Operations
For the year ended December 31, 2020

	Short Duration Securitized Bond Fund	Core Bond Fund	Corporate Credit Fund	High Yield Fund
Investment Income
Dividends	$360,147	$33,627	$593,448	$42,206
Income distributions from affiliated investments	—	—	592,741	—
Securities lending income	17,502	28,072	123,585	14,861
Interest	31,201,207	5,652,216	75,142,095	25,205,671
Total Investment Income	31,578,856	5,713,915	76,451,869	25,262,738

Expenses
Investment advisory fees	3,186,352	618,211	6,347,119	1,944,083
Administration fees	1,336,808	281,393	2,364,887	651,610
Distribution and service fees — Class A	128,036	30,242	345,439	63,249
Distribution and service fees — Class C	—	—	280,014	—
Borrowing costs	53,171	—	—	—
Other fees	3,156	1,962	20,685	15,948
Total Expenses	4,707,523	931,808	9,358,144	2,674,890
Advisory fees waived by Adviser	—	—	(60,152)	—
Net Expenses	4,707,523	931,808	9,297,992	2,674,890

Net Investment Income	26,871,333	4,782,107	67,153,877	22,587,848

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investment transactions	(7,018,420)	532,828	36,251,469	31,258,338
Net realized losses on sales from affiliated investments	—	—	(4,046,880)	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments	14,436,789	8,109,845	57,026,433	31,260,240
Net change in unrealized appreciation (depreciation) on affiliated investments	—	—	(149,053)	—
Net Realized and Unrealized (Losses) Gains on Investments	7,418,369	8,642,673	89,081,969	62,518,578

Change in Net Assets from Operations	$34,289,702	$13,424,780	$156,235,846	$85,106,426

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 95

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2020	For the year ended December 31, 2019
From Operations
Net investment income	$1,386,988	$3,886,777	$9,330,097	$12,086,663
Net realized gains on investment transactions	27,434,258	43,407,684	20,356,175	108,293,002
Net realized gains (losses) on sales from affiliated investments	—	71,515	(9,028)	—
Net change in unrealized appreciation (depreciation) on investments	(59,087,783)	134,547,685	(113,906,866)	427,060,978
Change in Net Assets from Operations	(30,266,537)	181,913,661	(84,229,622)	547,440,643

Distributions to Shareholders
Class A	(375,118)	(11,081,916)	(794,357)	(8,510,329)
Class C	—	(914,244)	(7,160)	(1,042,724)
Class I	(2,149,700)	(32,495,066)	(6,470,465)	(53,022,453)
Class Y	(400,788)	(7,210,933)	(7,445,410)	(56,784,896)
Change in Net Assets from Distributions to Shareholders	(2,925,606)	(51,702,159)	(14,717,393)	(119,360,402)
Change in Net Assets from Capital Transactions	(188,317,587)	(397,795,555)	(382,235,477)	4,058,507

Total Change in Net Assets	(221,509,730)	(267,584,053)	(481,182,492)	432,138,748

Net Assets:
Beginning of year	752,883,477	1,020,467,530	2,436,462,454	2,004,323,706
End of year	$531,373,747	$752,883,477	$1,955,279,962	$2,436,462,454

See accompanying Notes to Financial Statements.

96 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2020	For the year ended December 31, 2019
Capital Transactions
Class A
Proceeds from shares sold	$23,733,959	$40,572,163	$24,448,991	$19,071,426
Reinvested distributions	314,746	9,218,750	783,648	8,403,243
Payments for shares redeemed	(63,068,608)	(127,190,166)	(44,318,189)	(41,483,324)
Change in Net Assets from Class A Share Transactions	(39,019,903)	(77,399,253)	(19,085,550)	(14,008,655)
Class C
Proceeds from shares sold	611,220	180,767	649,284	1,276,636
Reinvested distributions	—	868,236	6,509	943,392
Payments for shares redeemed	(5,650,487)	(15,421,215)	(7,579,456)	(9,570,431)
Change in Net Assets from Class C Share Transactions	(5,039,267)	(14,372,212)	(6,923,663)	(7,350,403)
Class I
Proceeds from shares sold	103,453,931	102,690,833	274,659,187	166,954,890
Reinvested distributions	1,994,067	29,931,706	4,986,493	45,265,874
Payments for shares redeemed	(205,621,642)	(377,598,787)	(434,226,524)	(210,272,651)
Change in Net Assets from Class I Share Transactions	(100,173,644)	(244,976,248)	(154,580,844)	1,948,113
Class Y
Proceeds from shares sold	13,656,080	21,087,012	132,544,137	132,509,204
Reinvested distributions	400,779	7,178,960	6,965,221	54,789,928
Payments for shares redeemed	(58,141,632)	(89,313,814)	(341,154,778)	(163,829,680)
Change in Net Assets from Class Y Share Transactions	(44,084,773)	(61,047,842)	(201,645,420)	23,469,452
Change in Net Assets from Capital Transactions	$(188,317,587)	$(397,795,555)	$(382,235,477)	$4,058,507

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 97

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2020	For the year ended December 31, 2019
Share Transactions:
Class A
Issued	1,036,142	1,333,737	1,410,527	887,064
Reinvested	10,186	296,221	34,702	375,472
Redeemed	(2,544,906)	(4,136,880)	(2,426,981)	(1,937,682)
Change in Shares Outstanding	(1,498,578)	(2,506,922)	(981,752)	(675,146)
Class C
Issued	31,339	6,934	38,307	64,646
Reinvested	—	33,444	329	47,005
Redeemed	(271,175)	(594,042)	(450,222)	(489,352)
Change in Shares Outstanding	(239,836)	(553,664)	(411,586)	(377,701)
Class I
Issued	4,534,386	3,294,020	15,498,884	7,731,393
Reinvested	63,445	943,203	218,333	1,997,774
Redeemed	(8,234,376)	(12,106,669)	(24,395,824)	(9,684,134)
Change in Shares Outstanding	(3,636,545)	(7,869,446)	(8,678,607)	45,033
Class Y
Issued	569,955	665,331	7,249,838	6,120,553
Reinvested	12,739	225,846	304,225	2,411,139
Redeemed	(2,096,177)	(2,849,504)	(19,138,809)	(7,506,290)
Change in Shares Outstanding	(1,513,483)	(1,958,327)	(11,584,746)	1,025,402
Change in Total Shares Outstanding	(6,888,442)	(12,888,359)	(21,656,691)	17,588

See accompanying Notes to Financial Statements.

98 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2020	For the year ended December 31, 2019
From Operations
Net investment income	$1,523,789	$1,127,923	$86,692,884	$76,750,034
Net realized gains (losses) on investment transactions	(28,759,549)	4,287,802	294,727,927	153,325,517
Net realized losses on sales from affiliated investments	(75,396)	—	—	—
Net change in unrealized appreciation (depreciation) on investments	23,469,866	29,195,781	365,974,269	1,396,404,458
Change in Net Assets from Operations	(3,841,290)	34,611,506	747,395,080	1,626,480,009

Distributions to Shareholders
Class A	(175,191)	(565,161)	(22,298,991)	(54,024,543)
Class C	—	—	(1,861,129)	(3,228,719)
Class I	(1,482,682)	(3,624,271)	(174,347,503)	(179,345,975)
Class Y	(213,621)	(428,127)	(80,994,298)	(72,817,302)
Change in Net Assets from Distributions to Shareholders	(1,871,494)	(4,617,559)	(279,501,921)	(309,416,539)
Change in Net Assets from Capital Transactions	26,506,292	96,102,055	1,071,050,896	369,588,329

Total Change in Net Assets	20,793,508	126,096,002	1,538,944,055	1,686,651,799

Net Assets:
Beginning of year	229,986,699	103,890,697	6,772,821,709	5,086,169,910
End of year	$250,780,207	$229,986,699	$8,311,765,764	$6,772,821,709

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 99

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2020	For the year ended December 31, 2019
Capital Transactions
Class A
Proceeds from shares sold	$13,431,553	$13,900,679	$149,464,843	$130,379,141
Reinvested distributions	164,900	524,072	21,250,713	53,321,788
Payments for shares redeemed	(13,070,139)	(8,830,284)	(690,852,940)	(234,420,865)
Change in Net Assets from Class A Share Transactions	526,314	5,594,467	(520,137,384)	(50,719,936)
Class C
Proceeds from shares sold	—	—	6,876,257	13,866,584
Reinvested distributions	—	—	1,704,162	2,984,735
Payments for shares redeemed	—	—	(24,373,041)	(36,940,608)
Change in Net Assets from Class C Share Transactions	—	—	(15,792,622)	(20,089,289)
Class I
Proceeds from shares sold	150,185,900	144,323,693	2,084,600,703	1,280,093,450
Reinvested distributions	1,419,804	3,394,634	131,982,936	130,477,136
Payments for shares redeemed	(127,460,056)	(44,342,499)	(1,275,039,176)	(1,273,672,485)
Change in Net Assets from Class I Share Transactions	24,145,648	103,375,828	941,544,463	136,898,101
Class Y
Proceeds from shares sold	10,272,471	6,533,676	975,327,302	419,841,438
Reinvested distributions	177,984	428,127	73,568,411	69,292,612
Payments for shares redeemed	(8,616,125)	(19,830,043)	(383,459,274)	(185,634,597)
Change in Net Assets from Class Y Share Transactions	1,834,330	(12,868,240)	665,436,439	303,499,453
Change in Net Assets from Capital Transactions	$26,506,292	$96,102,055	$1,071,050,896	$369,588,329

See accompanying Notes to Financial Statements.

100 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2020	For the year ended December 31, 2019
Share Transactions:
Class A
Issued	1,216,594	1,011,685	5,690,207	4,792,494
Reinvested	11,690	36,074	711,742	1,847,890
Redeemed	(1,087,987)	(636,358)	(24,420,335)	(8,612,249)
Change in Shares Outstanding	140,297	411,401	(18,018,386)	(1,971,865)
Class C
Issued	—	—	272,394	540,314
Reinvested	—	—	61,118	110,194
Redeemed	—	—	(1,003,488)	(1,468,691)
Change in Shares Outstanding	—	—	(669,976)	(818,183)
Class I
Issued	12,972,552	10,415,779	79,573,495	47,317,625
Reinvested	99,970	232,262	4,378,428	4,483,819
Redeemed	(11,587,276)	(3,178,229)	(49,291,182)	(47,651,984)
Change in Shares Outstanding	1,485,246	7,469,812	34,660,741	4,149,460
Class Y
Issued	867,672	469,310	34,446,877	15,230,940
Reinvested	12,497	29,197	2,436,886	2,377,859
Redeemed	(649,898)	(1,433,038)	(14,332,012)	(6,736,458)
Change in Shares Outstanding	230,271	(934,531)	22,551,751	10,872,341
Change in Total Shares Outstanding	1,855,814	6,946,682	38,524,130	12,231,753

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 101

Diamond Hill Funds
Statements of Changes in Net Assets

	All Cap Select Fund		Long-Short Fund
	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2020	For the year ended December 31, 2019
From Operations
Net investment income	$1,678,985	$1,696,753	$8,842,127	$29,304,389
Net realized gains (losses) on investment transactions	2,068,554	(5,032,474)	63,273,106	258,373,667
Net realized losses on closed short positions	—	—	(59,320,359)	(10,450,631)
Net realized gains (losses) on sales from affiliated investments	—	—	(1,126,909)	217,544
Net realized losses on foreign currency transactions	—	—	(56)	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	47,293,692	63,270,956	(261,836,003)	475,912,701
Change in Net Assets from Operations	51,041,231	59,935,235	(250,168,094)	753,357,670

Distributions to Shareholders
Class A	(28,543)	(212,393)	(1,582,517)	(14,200,792)
Class C	—	(96,609)	(223,421)	(2,603,566)
Class I	(889,515)	(2,860,902)	(21,897,354)	(182,341,938)
Class Y	(872,601)	(1,564,705)	(982,487)	(18,201,675)
Change in Net Assets from Distributions to Shareholders	(1,790,659)	(4,734,609)	(24,685,779)	(217,347,971)
Change in Net Assets from Capital Transactions	4,357,128	21,447,359	(1,197,389,878)	(602,354,115)

Total Change in Net Assets	53,607,700	76,647,985	(1,472,243,751)	(66,344,416)

Net Assets:
Beginning of year	272,349,716	195,701,731	3,528,017,353	3,594,361,769
End of year	$325,957,416	$272,349,716	$2,055,773,602	$3,528,017,353

See accompanying Notes to Financial Statements.

102 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	All Cap Select Fund		Long-Short Fund
	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2020	For the year ended December 31, 2019
Capital Transactions
Class A
Proceeds from shares sold	$887,231	$2,713,138	$25,128,153	$68,264,153
Reinvested distributions	26,209	202,386	1,385,332	12,806,230
Payments for shares redeemed	(2,697,607)	(3,246,105)	(91,047,343)	(62,919,872)
Net assets received in conjunction with fund merger	—	—	5,435,645	—
Change in Net Assets from Class A Share Transactions	(1,784,167)	(330,581)	(59,098,213)	18,150,511
Class C
Proceeds from shares sold	110,353	490,191	1,481,104	2,181,254
Reinvested distributions	—	86,185	210,563	2,322,234
Payments for shares redeemed	(1,843,071)	(4,283,014)	(16,999,894)	(54,901,135)
Net assets received in conjunction with fund merger	—	—	762,183	—
Change in Net Assets from Class C Share Transactions	(1,732,718)	(3,706,638)	(14,546,044)	(50,397,647)
Class I
Proceeds from shares sold	38,513,095	30,864,663	483,242,457	654,036,936
Reinvested distributions	874,867	2,785,198	17,182,498	132,497,687
Payments for shares redeemed	(46,712,143)	(28,499,677)	(1,457,248,575)	(1,398,453,685)
Net assets received in conjunction with fund merger	—	—	12,333,406	—
Change in Net Assets from Class I Share Transactions	(7,324,181)	5,150,184	(944,490,214)	(611,919,062)
Class Y
Proceeds from shares sold	30,166,804	30,239,702	12,232,813	372,508,150
Reinvested distributions	832,932	1,537,009	667,666	13,026,467
Payments for shares redeemed	(15,801,542)	(11,442,317)	(208,868,989)	(343,722,534)
Net assets received in conjunction with fund merger	—	—	16,713,103	—
Change in Net Assets from Class Y Share Transactions	15,198,194	20,334,394	(179,255,407)	41,812,083
Change in Net Assets from Capital Transactions	$4,357,128	$21,447,359	$(1,197,389,878)	$(602,354,115)

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 103

Diamond Hill Funds
Statements of Changes in Net Assets

	All Cap Select Fund		Long-Short Fund
	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2020	For the year ended December 31, 2019
Share Transactions:
Class A
Issued	62,432	182,077	1,072,538	2,587,425
Reinvested	1,429	12,578	54,303	486,718
Redeemed	(193,208)	(220,262)	(4,006,508)	(2,444,510)
Received in conjunction with fund merger	—	—	226,265	—
Change in Shares Outstanding	(129,347)	(25,607)	(2,653,402)	629,633
Class C
Issued	8,726	35,925	70,563	94,412
Reinvested	—	5,780	9,498	101,142
Redeemed	(134,671)	(312,776)	(842,802)	(2,369,257)
Received in conjunction with fund merger	—	—	36,363	—
Change in Shares Outstanding	(125,945)	(271,071)	(726,378)	(2,173,703)
Class I
Issued	3,286,070	2,083,187	20,035,736	24,748,870
Reinvested	47,239	171,608	653,624	4,901,190
Redeemed	(3,477,940)	(1,911,294)	(63,402,777)	(53,316,381)
Received in conjunction with fund merger	—	—	499,138	—
Change in Shares Outstanding	(144,631)	343,501	(42,214,279)	(23,666,321)
Class Y
Issued	2,233,911	1,917,982	484,890	14,132,854
Reinvested	44,829	94,411	25,279	479,280
Redeemed	(1,062,608)	(778,981)	(9,140,669)	(12,987,277)
Received in conjunction with fund merger	—	—	672,947	—
Change in Shares Outstanding	1,216,132	1,233,412	(7,957,553)	1,624,857
Change in Total Shares Outstanding	816,209	1,280,235	(53,551,612)	(23,585,534)

See accompanying Notes to Financial Statements.

104 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Global Fund		International Fund
	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2020	For the period ended December 31, 2019(A)
From Operations
Net investment income	$151,016	$238,174	$110,613	$41,735
Net realized gains (losses) on investment transactions	(1,595,384)	(545,811)	(295,613)	96,557
Net realized losses on foreign currency transactions	(5,796)	(2,919)	(2,926)	(4,314)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	549,269	5,007,625	1,492,806	988,061
Change in Net Assets from Operations	(900,895)	4,697,069	1,304,880	1,122,039

Distributions to Shareholders
Class A	(983)	(849)	(2,988)	(143)
Class I	(14,606)	(63,955)	(41,683)	(13,473)
Class Y	(123,476)	(175,824)	(144,229)	(38,282)
Change in Net Assets from Distributions to Shareholders	(139,065)	(240,628)	(188,900)	(51,898)
Change in Net Assets from Capital Transactions	(4,659,826)	2,679,247	2,261,513	12,420,152

Total Change in Net Assets	(5,699,786)	7,135,688	3,377,493	13,490,293

Net Assets:
Beginning of period	21,854,994	14,719,306	13,490,293	—
End of period	$16,155,208	$21,854,994	$16,867,786	$13,490,293

(A)	Inception date of the Fund is June 28, 2019. Fund commenced operations on July 1, 2019.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 105

Diamond Hill Funds
Statements of Changes in Net Assets

	Global Fund		International Fund
	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2020	For the period ended December 31, 2019 (A)
Capital Transactions
Class A
Proceeds from shares sold	$74,461	$64,243	$260,824	$43,301
Reinvested distributions	983	849	2,988	143
Payments for shares redeemed	(36,612)	(41,469)	(34,822)	—
Change in Net Assets from Class A Share Transactions	38,832	23,623	228,990	43,444
Class I
Proceeds from shares sold	583,366	1,307,952	1,739,698	748,412
Reinvested distributions	14,606	63,955	41,683	13,473
Payments for shares redeemed	(3,728,266)	(966,146)	(2,038,253)	(1,223,590)
Received in conjunction with fund reorganization	—	—	—	3,996,233
Change in Net Assets from Class I Share Transactions	(3,130,294)	405,761	(256,872)	3,534,528
Class Y
Proceeds from shares sold	314,490	2,115,001	2,752,361	8,803,963
Reinvested distributions	123,476	175,824	144,229	38,282
Payments for shares redeemed	(2,006,330)	(40,962)	(607,195)	(65)
Change in Net Assets from Class Y Share Transactions	(1,568,364)	2,249,863	2,289,395	8,842,180
Change in Net Assets from Capital Transactions	$(4,659,826)	$2,679,247	$2,261,513	$12,420,152

(A)	Inception date of the Fund is June 28, 2019. Fund commenced operations on July 1, 2019.

See accompanying Notes to Financial Statements.

106 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Global Fund		International Fund
	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2020	For the period ended December 31, 2019 (A)
Share Transactions:
Class A
Issued	6,083	4,785	20,908	3,086
Reinvested	65	57	196	10
Redeemed	(2,972)	(3,103)	(2,340)	—
Change in Shares Outstanding	3,176	1,739	18,764	3,096
Class I
Issued	38,969	94,181	133,427	54,023
Reinvested	958	4,249	2,713	923
Redeemed	(306,392)	(66,115)	(144,348)	(89,355)
Received in conjunction with fund reorganization	—	—	—	295,000
Change in Shares Outstanding	(266,465)	32,315	(8,208)	260,591
Class Y
Issued	22,743	146,805	197,656	652,121
Reinvested	8,102	11,675	9,375	2,622
Redeemed	(154,682)	(2,988)	(48,413)	(5)
Change in Shares Outstanding	(123,837)	155,492	158,618	654,738
Change in Total Shares Outstanding	(387,126)	189,546	169,174	918,425

(A)	Inception date of the Fund is June 28, 2019. Fund commenced operations on July 1, 2019.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 107

Diamond Hill Funds
Statements of Changes in Net Assets

	Short Duration Securitized Bond Fund		Core Bond Fund
	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2020	For the year ended December 31, 2019
From Operations
Net investment income	$26,871,333	$27,371,810	$4,782,107	$2,229,170
Net realized gains (losses) on investment transactions	(7,018,420)	1,015,899	532,828	60,911
Net change in unrealized appreciation (depreciation) on investments	14,436,789	2,725,507	8,109,845	2,528,695
Change in Net Assets from Operations	34,289,702	31,113,216	13,424,780	4,818,776

Distributions to Shareholders
Class A	(1,533,265)	(1,319,478)	(247,377)	(82,564)
Class I	(22,083,714)	(16,872,294)	(3,229,425)	(967,749)
Class Y	(6,492,319)	(9,988,734)	(1,529,783)	(1,272,843)
Change in Net Assets from Distributions to Shareholders	(30,109,298)	(28,180,506)	(5,006,585)	(2,323,156)
Change in Net Assets from Capital Transactions	319,626,459	226,459,319	206,778,242	64,289,996

Total Change in Net Assets	323,806,863	229,392,029	215,196,437	66,785,616

Net Assets:
Beginning of year	808,659,068	579,267,039	122,048,313	55,262,697
End of year	$1,132,465,931	$808,659,068	$337,244,750	$122,048,313

See accompanying Notes to Financial Statements.

108 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Short Duration Securitized Bond Fund		Core Bond Fund
	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2020	For the year ended December 31, 2019
Capital Transactions
Class A
Proceeds from shares sold	$36,648,916	$48,113,995	$13,873,310	$1,354,031
Reinvested distributions	1,526,415	1,313,656	246,004	81,833
Payments for shares redeemed	(45,846,520)	(12,494,211)	(1,142,423)	(963,018)
Change in Net Assets from Class A Share Transactions	(7,671,189)	36,933,440	12,976,891	472,846
Class I
Proceeds from shares sold	745,458,041	319,471,858	216,896,893	63,249,959
Reinvested distributions	14,066,984	10,587,671	2,860,509	783,275
Payments for shares redeemed	(394,978,915)	(113,699,802)	(30,497,567)	(12,979,958)
Change in Net Assets from Class I Share Transactions	364,546,110	216,359,727	189,259,835	51,053,276
Class Y
Proceeds from shares sold	109,069,427	106,606,092	14,157,339	13,676,984
Reinvested distributions	6,307,783	9,667,968	1,358,200	1,272,843
Payments for shares redeemed	(152,625,672)	(143,107,908)	(10,974,023)	(2,185,953)
Change in Net Assets from Class Y Share Transactions	(37,248,462)	(26,833,848)	4,541,516	12,763,874
Change in Net Assets from Capital Transactions	$319,626,459	$226,459,319	$206,778,242	$64,289,996

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 109

Diamond Hill Funds
Statements of Changes in Net Assets

	Short Duration Securitized Bond Fund		Core Bond Fund
	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2020	For the year ended December 31, 2019
Share Transactions:
Class A
Issued	3,680,417	4,744,357	1,315,970	134,674
Reinvested	156,709	129,679	23,010	8,134
Redeemed	(4,683,727)	(1,233,129)	(107,686)	(96,045)
Change in Shares Outstanding	(846,601)	3,640,907	1,231,294	46,763
Class I
Issued	76,022,724	31,501,854	20,345,170	6,190,313
Reinvested	1,438,429	1,045,405	268,174	77,203
Redeemed	(40,544,177)	(11,219,030)	(2,867,968)	(1,273,116)
Change in Shares Outstanding	36,916,976	21,328,229	17,745,376	4,994,400
Class Y
Issued	11,362,853	10,495,911	1,341,553	1,331,980
Reinvested	645,835	954,132	127,759	126,280
Redeemed	(15,797,601)	(14,100,128)	(1,028,435)	(213,723)
Change in Shares Outstanding	(3,788,913)	(2,650,085)	440,877	1,244,537
Change in Total Shares Outstanding	32,281,462	22,319,051	19,417,547	6,285,700

See accompanying Notes to Financial Statements.

110 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Corporate Credit Fund		High Yield Fund
	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2020	For the year ended December 31, 2019
From Operations
Net investment income	$67,153,877	$50,736,112	$22,587,848	$5,645,663
Net realized gains on investment transactions	36,251,469	17,453,211	31,258,338	2,638,308
Net realized losses on sales from affiliated investments	(4,046,880)	—	—	—
Net change in unrealized appreciation (depreciation) on investments	56,877,380	42,994,443	31,260,240	3,988,723
Change in Net Assets from Operations	156,235,846	111,183,766	85,106,426	12,272,694

Distributions to Shareholders
Class A	(8,779,645)	(5,736,383)	(2,882,219)	(796,983)
Class C	(1,541,137)	(1,361,042)	—	—
Class I	(82,515,313)	(48,838,336)	(44,898,316)	(4,386,518)
Class Y	(5,695,767)	(3,543,594)	(1,835,089)	(1,822,190)
Change in Net Assets from Distributions to Shareholders	(98,531,862)	(59,479,355)	(49,615,624)	(7,005,691)
Change in Net Assets from Capital Transactions	821,687,269	345,584,960	553,254,683	75,043,471

Total Change in Net Assets	879,391,253	397,289,371	588,745,485	80,310,474

Net Assets:
Beginning of year	1,140,727,700	743,438,329	134,757,463	54,446,989
End of year	$2,020,118,953	$1,140,727,700	$723,502,948	$134,757,463

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 111

Diamond Hill Funds
Statements of Changes in Net Assets

	Corporate Credit Fund		High Yield Fund
	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2020	For the year ended December 31, 2019
Capital Transactions
Class A
Proceeds from shares sold	$102,525,853	$84,048,110	$46,859,794	$24,132,673
Reinvested distributions	8,158,386	5,426,724	2,840,041	772,176
Payments for shares redeemed	(74,496,708)	(43,556,800)	(29,308,482)	(8,860,856)
Change in Net Assets from Class A Share Transactions	36,187,531	45,918,034	20,391,353	16,043,993
Class C
Proceeds from shares sold	9,207,524	7,178,621	—	—
Reinvested distributions	1,370,076	1,141,126	—	—
Payments for shares redeemed	(8,764,969)	(8,252,666)	—	—
Change in Net Assets from Class C Share Transactions	1,812,631	67,081	—	—
Class I
Proceeds from shares sold	1,171,970,823	390,481,338	714,879,550	80,759,941
Reinvested distributions	67,110,081	39,753,964	33,262,831	4,012,733
Payments for shares redeemed	(477,945,229)	(184,904,560)	(227,531,786)	(14,335,085)
Change in Net Assets from Class I Share Transactions	761,135,675	245,330,742	520,610,595	70,437,589
Class Y
Proceeds from shares sold	83,053,102	60,211,534	36,139,761	1,794,451
Reinvested distributions	3,988,469	2,650,434	1,835,088	1,822,190
Payments for shares redeemed	(64,490,139)	(8,592,865)	(25,722,114)	(15,054,752)
Change in Net Assets from Class Y Share Transactions	22,551,432	54,269,103	12,252,735	(11,438,111)
Change in Net Assets from Capital Transactions	$821,687,269	$345,584,960	$553,254,683	$75,043,471

See accompanying Notes to Financial Statements.

112 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Corporate Credit Fund		High Yield Fund
	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2020	For the year ended December 31, 2019
Share Transactions:
Class A
Issued	9,138,716	7,393,054	4,280,516	2,209,446
Reinvested	717,323	476,584	253,026	70,396
Redeemed	(6,626,577)	(3,849,473)	(2,702,357)	(809,905)
Change in Shares Outstanding	3,229,462	4,020,165	1,831,185	1,469,937
Class C
Issued	835,155	635,280	—	—
Reinvested	120,967	100,781	—	—
Redeemed	(780,780)	(728,062)	—	—
Change in Shares Outstanding	175,342	7,999	—	—
Class I
Issued	104,536,452	34,538,089	65,986,467	7,403,376
Reinvested	5,895,527	3,507,059	2,945,718	366,633
Redeemed	(43,605,967)	(16,356,968)	(20,535,794)	(1,311,148)
Change in Shares Outstanding	66,826,012	21,688,180	48,396,391	6,458,861
Class Y
Issued	7,241,453	5,304,606	3,248,053	165,683
Reinvested	349,182	233,877	163,012	167,582
Redeemed	(5,921,372)	(762,895)	(2,424,537)	(1,366,303)
Change in Shares Outstanding	1,669,263	4,775,588	986,528	(1,033,038)
Change in Total Shares Outstanding	71,900,079	30,491,932	51,214,104	6,895,760

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 113

Small Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small Cap Fund	Net asset value, beginning of year	Net investment income (loss)(A)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the year ended December 31, 2020	$31.23	0.01		(0.18)	(0.17)	(0.10)
For the year ended December 31, 2019	$27.54	0.06		5.80	5.86	(0.34)
For the year ended December 31, 2018	$35.62	0.12		(5.37)	(5.25)	—
For the year ended December 31, 2017	$34.39	0.06		3.55	3.61	(0.13)
For the year ended December 31, 2016	$30.89	0.00	(E)	4.36	4.36	—

Class C
For the year ended December 31, 2020	$26.33	(0.15)		(0.20)	(0.35)	—
For the year ended December 31, 2019	$23.40	(0.16)		4.92	4.76	(0.00	)(E)
For the year ended December 31, 2018	$30.98	(0.17)		(4.58)	(4.75)	—
For the year ended December 31, 2017	$30.30	(0.19)		3.12	2.93	—
For the year ended December 31, 2016	$27.51	(0.23)		3.88	3.65	—

Class I
For the year ended December 31, 2020	$31.77	0.09		(0.18)	(0.09)	(0.19)
For the year ended December 31, 2019	$27.98	0.16		5.90	6.06	(0.44)
For the year ended December 31, 2018	$36.15	0.23		(5.48)	(5.25)	(0.09)
For the year ended December 31, 2017	$34.87	0.17		3.61	3.78	(0.25)
For the year ended December 31, 2016	$31.28	0.10		4.42	4.52	(0.07)

Class Y
For the year ended December 31, 2020	$31.80	0.12		(0.17)	(0.05)	(0.23)
For the year ended December 31, 2019	$28.01	0.19		5.91	6.10	(0.48)
For the year ended December 31, 2018	$36.17	0.27		(5.48)	(5.21)	(0.12)
For the year ended December 31, 2017	$34.89	0.20		3.62	3.82	(0.29)
For the year ended December 31, 2016	$31.29	0.13		4.43	4.56	(0.10)

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

See accompanying Notes to Financial Statements.

114 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return(B)	Net assets, end of year (000’s)	Ratio of total net expenses to average net assets	Ratio of total gross expenses to average net assets(C)	Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(D)

—	(0.10)	$30.96	(0.55)%	$117,491	1.26%	1.26%	0.05%		34%
(1.83)	(2.17)	$31.23	21.36%	$165,339	1.27%	1.27%	0.23%		22%
(2.83)	(2.83)	$27.54	(15.12)%	$214,831	1.25%	1.26%	0.31%		23%
(2.25)	(2.38)	$35.62	10.62%	$357,512	1.27%	1.28%	0.11%		7%
(0.86)	(0.86)	$34.39	14.10%	$439,681	1.29%	1.29%	0.00	%(F)	15%

—	—	$25.98	(1.33)%	$7,090	2.01%	2.01%	(0.70)%		34%
(1.83)	(1.83)	$26.33	20.46%	$13,501	2.02%	2.02%	(0.59)%		22%
(2.83)	(2.83)	$23.40	(15.77)%	$24,951	2.00%	2.01%	(0.45)%		23%
(2.25)	(2.25)	$30.98	9.80%	$46,868	2.02%	2.03%	(0.67)%		7%
(0.86)	(0.86)	$30.30	13.25%	$54,664	2.04%	2.04%	(0.75)%		15%

—	(0.19)	$31.49	(0.28)%	$350,375	0.97%	0.97%	0.33%		34%
(1.83)	(2.27)	$31.77	21.75%	$469,014	0.98%	0.98%	0.52%		22%
(2.83)	(2.92)	$27.98	(14.88)%	$633,323	0.96%	0.97%	0.64%		23%
(2.25)	(2.50)	$36.15	10.95%	$877,913	0.97%	0.98%	0.41%		7%
(0.86)	(0.93)	$34.87	14.45%	$1,073,671	0.99%	0.99%	0.32%		15%

—	(0.23)	$31.52	(0.17)%	$56,417	0.85%	0.85%	0.46%		34%
(1.83)	(2.31)	$31.80	21.88%	$105,030	0.86%	0.86%	0.62%		22%
(2.83)	(2.95)	$28.01	(14.79)%	$147,363	0.84%	0.85%	0.74%		23%
(2.25)	(2.54)	$36.17	11.06%	$207,770	0.87%	0.88%	0.53%		7%
(0.86)	(0.96)	$34.89	14.57%	$221,827	0.89%	0.89%	0.40%		15%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Amount is less than $0.005.

(F)	Amount is less than 0.005%.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 115

Small-Mid Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small-Mid Cap Fund	Net asset value, beginning of year	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the year ended December 31, 2020	$22.57	0.03	0.20	0.23	(0.10)
For the year ended December 31, 2019	$18.59	0.04	5.02	5.06	(0.14)
For the year ended December 31, 2018	$22.24	0.05	(2.86)	(2.81)	(0.04)
For the year ended December 31, 2017	$21.18	0.03	1.73	1.76	(0.03)
For the year ended December 31, 2016	$18.29	0.01	3.25	3.26	(0.01)

Class C
For the year ended December 31, 2020	$20.38	(0.10)	0.16	0.06	—
For the year ended December 31, 2019	$16.88	(0.12)	4.56	4.44	—
For the year ended December 31, 2018	$20.39	(0.10)	(2.61)	(2.71)	—
For the year ended December 31, 2017	$19.60	(0.13)	1.59	1.46	—
For the year ended December 31, 2016	$17.06	(0.12)	3.02	2.90	—

Class I
For the year ended December 31, 2020	$22.80	0.09	0.21	0.30	(0.16)
For the year ended December 31, 2019	$18.76	0.11	5.08	5.19	(0.21)
For the year ended December 31, 2018	$22.45	0.12	(2.91)	(2.79)	(0.10)
For the year ended December 31, 2017	$21.39	0.10	1.74	1.84	(0.11)
For the year ended December 31, 2016	$18.46	0.07	3.29	3.36	(0.07)

Class Y
For the year ended December 31, 2020	$22.84	0.12	0.22	0.34	(0.18)
For the year ended December 31, 2019	$18.80	0.13	5.08	5.21	(0.23)
For the year ended December 31, 2018	$22.49	0.15	(2.91)	(2.76)	(0.13)
For the year ended December 31, 2017	$21.42	0.12	1.75	1.87	(0.13)
For the year ended December 31, 2016	$18.48	0.09	3.29	3.38	(0.08)

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

See accompanying Notes to Financial Statements.

116 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return(B)	Net assets, end of year (000’s)	Ratio of total net expenses to average net assets	Ratio of total gross expenses to average net assets(C)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate(D)

(0.01)	(0.11)	$22.69	1.03%	$162,637	1.20%	1.21%	0.19%	31	%(E)
(0.94)	(1.08)	$22.57	27.33%	$183,914	1.21%	1.22%	0.21%	14%
(0.80)	(0.84)	$18.59	(12.80)%	$164,037	1.20%	1.21%	0.21%	26%
(0.67)	(0.70)	$22.24	8.35%	$229,411	1.22%	1.23%	0.09%	15%
(0.36)	(0.37)	$21.18	17.81%	$288,634	1.24%	1.24%	0.12%	17%

(0.01)	(0.01)	$20.43	0.29%	$15,121	1.95%	1.96%	(0.57)%	31	%(E)
(0.94)	(0.94)	$20.38	26.40%	$23,472	1.96%	1.97%	(0.58)%	14%
(0.80)	(0.80)	$16.88	(13.46)%	$25,821	1.95%	1.96%	(0.55)%	26%
(0.67)	(0.67)	$20.39	7.49%	$37,472	1.97%	1.98%	(0.66)%	15%
(0.36)	(0.36)	$19.60	16.98%	$42,875	1.99%	1.99%	(0.65)%	17%

(0.01)	(0.17)	$22.93	1.31%	$889,148	0.91%	0.92%	0.49%	31	%(E)
(0.94)	(1.15)	$22.80	27.74%	$1,081,619	0.92%	0.93%	0.50%	14%
(0.80)	(0.90)	$18.76	(12.56)%	$889,471	0.91%	0.92%	0.52%	26%
(0.67)	(0.78)	$22.45	8.63%	$1,114,337	0.92%	0.93%	0.41%	15%
(0.36)	(0.43)	$21.39	18.18%	$1,015,403	0.94%	0.94%	0.41%	17%

(0.01)	(0.19)	$22.99	1.50%	$888,375	0.79%	0.80%	0.61%	31	%(E)
(0.94)	(1.17)	$22.84	27.82%	$1,147,458	0.80%	0.81%	0.62%	14%
(0.80)	(0.93)	$18.80	(12.42)%	$924,995	0.79%	0.80%	0.63%	26%
(0.67)	(0.80)	$22.49	8.77%	$1,131,583	0.82%	0.83%	0.51%	15%
(0.36)	(0.44)	$21.42	18.29%	$961,721	0.84%	0.84%	0.49%	17%

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 117

Mid Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Mid Cap Fund	Net asset value, beginning of year	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the year ended December 31, 2020	$14.64	0.05	(0.34)	(0.29)	(0.06)
For the year ended December 31, 2019	$11.89	0.05	2.96	3.01	(0.05)
For the year ended December 31, 2018	$13.66	0.06	(1.49)	(1.43)	(0.06)
For the year ended December 31, 2017	$12.59	0.04	1.23	1.27	(0.03)
For the year ended December 31, 2016	$10.71	0.03	1.93	1.96	(0.02)

Class I
For the year ended December 31, 2020	$14.69	0.09	(0.35)	(0.26)	(0.09)
For the year ended December 31, 2019	$11.92	0.10	2.97	3.07	(0.09)
For the year ended December 31, 2018	$13.70	0.10	(1.50)	(1.40)	(0.10)
For the year ended December 31, 2017	$12.62	0.08	1.24	1.32	(0.07)
For the year ended December 31, 2016	$10.74	0.07	1.92	1.99	(0.05)

Class Y
For the year ended December 31, 2020	$14.73	0.10	(0.35)	(0.25)	(0.10)
For the year ended December 31, 2019	$11.95	0.11	2.98	3.09	(0.10)
For the year ended December 31, 2018	$13.73	0.12	(1.50)	(1.38)	(0.12)
For the year ended December 31, 2017	$12.65	0.09	1.24	1.33	(0.08)
For the year ended December 31, 2016	$10.75	0.08	1.94	2.02	(0.06)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

See accompanying Notes to Financial Statements.

118 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return(B)	Net assets, end of year (000’s)	Ratio of total net expenses to average net assets	Ratio of total gross expenses to average net assets(C)	Ratio of net investment income to average net assets	Portfolio turnover rate(D)

(0.02)	(0.08)	$14.27	(2.01)%	$33,178	1.06%	1.06%	0.41%	52%
(0.21)	(0.26)	$14.64	25.36%	$31,997	1.06%	1.07%	0.36%	31%
(0.28)	(0.34)	$11.89	(10.56)%	$21,085	1.05%	1.06%	0.43%	20%
(0.17)	(0.20)	$13.66	10.13%	$25,853	1.07%	1.08%	0.28%	11%
(0.06)	(0.08)	$12.59	18.29%	$7,403	1.14%	1.14%	0.31%	17%

(0.02)	(0.11)	$14.32	(1.76)%	$194,354	0.77%	0.77%	0.71%	52%
(0.21)	(0.30)	$14.69	25.82%	$177,536	0.77%	0.78%	0.68%	31%
(0.28)	(0.38)	$11.92	(10.31)%	$55,045	0.76%	0.77%	0.72%	20%
(0.17)	(0.24)	$13.70	10.47%	$63,298	0.77%	0.79%	0.57%	11%
(0.06)	(0.11)	$12.62	18.56%	$28,031	0.85%	0.85%	0.67%	17%

(0.02)	(0.12)	$14.36	(1.66)%	$23,248	0.65%	0.65%	0.82%	52%
(0.21)	(0.31)	$14.73	25.91%	$20,454	0.65%	0.66%	0.74%	31%
(0.28)	(0.40)	$11.95	(10.17)%	$27,761	0.64%	0.65%	0.83%	20%
(0.17)	(0.25)	$13.73	10.51%	$32,943	0.67%	0.68%	0.65%	11%
(0.06)	(0.12)	$12.65	18.76%	$23,383	0.75%	0.75%	0.71%	17%

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 119

Large Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Large Cap Fund	Net asset value, beginning of year	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Class A
For the year ended December 31, 2020	$28.86	0.28	2.19	2.47
For the year ended December 31, 2019	$22.89	0.28	6.99	7.27
For the year ended December 31, 2018	$26.45	0.25	(2.83)	(2.58)
For the year ended December 31, 2017	$23.06	0.24	4.35	4.59
For the year ended December 31, 2016	$21.44	0.25	2.82	3.07

Class C
For the year ended December 31, 2020	$27.25	0.08	2.03	2.11
For the year ended December 31, 2019	$21.67	0.07	6.61	6.68
For the year ended December 31, 2018	$25.07	0.05	(2.67)	(2.62)
For the year ended December 31, 2017	$21.94	0.05	4.12	4.17
For the year ended December 31, 2016	$20.49	0.08	2.68	2.76

Class I
For the year ended December 31, 2020	$29.05	0.36	2.22	2.58
For the year ended December 31, 2019	$23.03	0.36	7.04	7.40
For the year ended December 31, 2018	$26.62	0.33	(2.86)	(2.53)
For the year ended December 31, 2017	$23.20	0.32	4.38	4.70
For the year ended December 31, 2016	$21.55	0.31	2.86	3.17

Class Y
For the year ended December 31, 2020	$29.07	0.40	2.21	2.61
For the year ended December 31, 2019	$23.04	0.40	7.05	7.45
For the year ended December 31, 2018	$26.64	0.36	(2.87)	(2.51)
For the year ended December 31, 2017	$23.21	0.35	4.38	4.73
For the year ended December 31, 2016	$21.56	0.34	2.85	3.19

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

See accompanying Notes to Financial Statements.

120 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return(B)	Net assets, end of year (000’s)	Ratio of total net expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate(C)

(0.18)	(0.73)	(0.91)	$30.42	8.65%	$762,678	0.96%	1.04%	33%
(0.26)	(1.04)	(1.30)	$28.86	31.80%	$1,243,452	0.97%	1.03%	22	%(D)
(0.26)	(0.72)	(0.98)	$22.89	(9.88)%	$1,031,252	0.96%	0.95%	29	%(E)
(0.20)	(1.00)	(1.20)	$26.45	19.95%	$1,346,869	0.98%	0.96%	18%
(0.24)	(1.21)	(1.45)	$23.06	14.26%	$1,158,652	0.99%	1.12%	23%

(0.03)	(0.73)	(0.76)	$28.60	7.84%	$68,930	1.71%	0.29%	33%
(0.06)	(1.04)	(1.10)	$27.25	30.84%	$83,936	1.72%	0.28%	22	%(D)
(0.06)	(0.72)	(0.78)	$21.67	(10.57)%	$84,485	1.71%	0.20%	29	%(E)
(0.04)	(1.00)	(1.04)	$25.07	19.04%	$115,257	1.73%	0.21%	18%
(0.10)	(1.21)	(1.31)	$21.94	13.40%	$95,923	1.74%	0.37%	23%

(0.33)	(0.73)	(1.06)	$30.57	8.97%	$5,140,497	0.67%	1.33%	33%
(0.34)	(1.04)	(1.38)	$29.05	32.18%	$3,877,616	0.68%	1.32%	22	%(D)
(0.34)	(0.72)	(1.06)	$23.03	(9.63)%	$2,978,377	0.67%	1.23%	29	%(E)
(0.28)	(1.00)	(1.28)	$26.62	20.30%	$3,538,859	0.68%	1.25%	18%
(0.31)	(1.21)	(1.52)	$23.20	14.63%	$2,156,390	0.70%	1.41%	23%

(0.36)	(0.73)	(1.09)	$30.59	9.07%	$2,339,661	0.55%	1.45%	33%
(0.38)	(1.04)	(1.42)	$29.07	32.34%	$1,567,818	0.56%	1.44%	22	%(D)
(0.37)	(0.72)	(1.09)	$23.04	(9.53)%	$992,056	0.55%	1.35%	29	%(E)
(0.30)	(1.00)	(1.30)	$26.64	20.42%	$845,457	0.58%	1.36%	18%
(0.33)	(1.21)	(1.54)	$23.21	14.74%	$666,756	0.60%	1.49%	23%

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(D)	Portfolio turnover does not include in-kind subscriptions.

(E)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 121

All Cap Select Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

All Cap Select Fund	Net asset value, beginning of year	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the year ended December 31, 2020	$16.17	0.05	2.26	2.31	(0.05)
For the year ended December 31, 2019	$12.64	0.06	3.78	3.84	—
For the year ended December 31, 2018	$16.01	0.05	(1.96)	(1.91)	(0.06)
For the year ended December 31, 2017	$13.35	0.03	2.63	2.66	—
For the year ended December 31, 2016	$12.36	(0.01)	1.17	1.16	—

Class C
For the year ended December 31, 2020	$14.98	(0.05)	2.06	2.01	—
For the year ended December 31, 2019	$11.82	(0.05)	3.52	3.47	—
For the year ended December 31, 2018	$15.11	(0.07)	(1.82)	(1.89)	—
For the year ended December 31, 2017	$12.69	(0.07)	2.49	2.42	—
For the year ended December 31, 2016	$11.85	(0.09)	1.10	1.01	—

Class I
For the year ended December 31, 2020	$16.32	0.09	2.29	2.38	(0.10)
For the year ended December 31, 2019	$12.72	0.11	3.80	3.91	—
For the year ended December 31, 2018	$16.11	0.10	(1.97)	(1.87)	(0.12)
For the year ended December 31, 2017	$13.40	0.07	2.65	2.72	(0.01)
For the year ended December 31, 2016	$12.39	0.03	1.16	1.19	(0.01)

Class Y
For the year ended December 31, 2020	$16.37	0.11	2.30	2.41	(0.12)
For the year ended December 31, 2019	$12.74	0.13	3.81	3.94	—
For the year ended December 31, 2018	$16.14	0.12	(1.99)	(1.87)	(0.13)
For the year ended December 31, 2017	$13.42	0.09	2.65	2.74	(0.02)
For the year ended December 31, 2016	$12.41	0.04	1.17	1.21	(0.03)

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

See accompanying Notes to Financial Statements.

122 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return(B)	Net assets, end of year (000’s)	Ratio of total net expenses to average net assets	Ratio of total gross expenses to average net assets(C)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate(D)

—	(0.05)	$18.43	14.30%	$10,207	1.16%	1.16%	0.33%	76%
(0.31)	(0.31)	$16.17	30.41%	$11,049	1.17%	1.17%	0.46%	45%
(1.40)	(1.46)	$12.64	(12.31)%	$8,963	1.16%	1.16%	0.29%	84%
—	—	$16.01	19.93%	$13,480	1.17%	1.18%	0.21%	52%
(0.17)	(0.17)	$13.35	9.37%	$14,963	1.19%	1.19%	(0.09)%	70%

—	—	$16.99	13.42%	$3,244	1.91%	1.91%	(0.44)%	76%
(0.31)	(0.31)	$14.98	29.39%	$4,747	1.92%	1.92%	(0.32)%	45%
(1.40)	(1.40)	$11.82	(12.93)%	$6,950	1.91%	1.91%	(0.46)%	84%
—	—	$15.11	19.07%	$11,072	1.92%	1.93%	(0.54)%	52%
(0.17)	(0.17)	$12.69	8.51%	$12,269	1.94%	1.94%	(0.81)%	70%

—	(0.10)	$18.60	14.57%	$171,263	0.87%	0.87%	0.62%	76%
(0.31)	(0.31)	$16.32	30.77%	$152,591	0.88%	0.88%	0.75%	45%
(1.40)	(1.52)	$12.72	(12.02)%	$114,571	0.87%	0.87%	0.60%	84%
—	(0.01)	$16.11	20.33%	$136,233	0.87%	0.88%	0.52%	52%
(0.17)	(0.18)	$13.40	9.62%	$93,192	0.90%	0.90%	0.24%	70%

—	(0.12)	$18.66	14.70%	$141,244	0.75%	0.75%	0.74%	76%
(0.31)	(0.31)	$16.37	30.96%	$103,963	0.76%	0.76%	0.86%	45%
(1.40)	(1.53)	$12.74	(11.95)%	$65,218	0.75%	0.75%	0.73%	84%
—	(0.02)	$16.14	20.45%	$21,628	0.77%	0.78%	0.61%	52%
(0.17)	(0.20)	$13.42	9.72%	$18,456	0.80%	0.80%	0.36%	70%

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 123

Long-Short Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Long-Short Fund	Net asset value, beginning of year	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the year ended December 31, 2020	$26.29	0.02	(0.17)	(0.15)	(0.05)
For the year ended December 31, 2019	$22.78	0.13	5.04	5.17	(0.17)
For the year ended December 31, 2018	$25.76	0.10	(1.96)	(1.86)	(0.07)
For the year ended December 31, 2017	$24.91	(0.05)	1.45	1.40	—
For the year ended December 31, 2016	$23.36	(0.09)	2.49	2.40	—

Class C
For the year ended December 31, 2020	$23.08	(0.13)	(0.18)	(0.31)	—
For the year ended December 31, 2019	$20.18	(0.04)	4.43	4.39	—
For the year ended December 31, 2018	$23.04	(0.08)	(1.73)	(1.81)	—
For the year ended December 31, 2017	$22.51	(0.22)	1.30	1.08	—
For the year ended December 31, 2016	$21.34	(0.24)	2.26	2.02	—

Class I
For the year ended December 31, 2020	$26.98	0.09	(0.17)	(0.08)	(0.12)
For the year ended December 31, 2019	$23.32	0.22	5.16	5.38	(0.23)
For the year ended December 31, 2018	$26.39	0.18	(2.01)	(1.83)	(0.19)
For the year ended December 31, 2017	$25.43	0.02	1.50	1.52	(0.01)
For the year ended December 31, 2016	$23.77	(0.02)	2.53	2.51	—

Class Y
For the year ended December 31, 2020	$27.10	0.14	(0.20)	(0.06)	(0.15)
For the year ended December 31, 2019	$23.42	0.25	5.18	5.43	(0.26)
For the year ended December 31, 2018	$26.49	0.21	(2.01)	(1.80)	(0.22)
For the year ended December 31, 2017	$25.53	0.05	1.49	1.54	(0.03)
For the year ended December 31, 2016	$23.83	0.01	2.54	2.55	—

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)

This Fund invests in short positions and as such incurs certain expenses and fees. If such expenses and fees had not occurred, the ratios of total expenses to average net assets would have been 1.35% for Class A, 2.10% for Class C, 1.06% for Class I, and 0.94% for Class Y.

See accompanying Notes to Financial Statements.

124 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return(B)	Net assets, end of year (000’s)	Ratio of total net expenses to average net assets(C)	Ratio of total gross expenses to average net assets(D)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate(E)

(0.20)	(0.25)	$25.89	(0.55)%	$162,271	1.81%	1.82%	0.09%	65	%(F)
(1.49)	(1.66)	$26.29	22.74%	$234,584	1.85%	1.86%	0.51%	54	%(F)
(1.05)	(1.12)	$22.78	(7.30)%	$188,932	1.72%	1.73%	0.38%	64	%(F)
(0.55)	(0.55)	$25.76	5.65%	$358,395	1.95%	1.96%	(0.22)%	43	%(F)
(0.85)	(0.85)	$24.91	10.26%	$460,104	2.06%	2.06%	(0.20)%	45%

(0.20)	(0.20)	$22.57	(1.32)%	$24,428	2.56%	2.57%	(0.65)%	65	%(F)
(1.49)	(1.49)	$23.08	21.80%	$41,747	2.60%	2.61%	(0.16)%	54	%(F)
(1.05)	(1.05)	$20.18	(7.96)%	$80,351	2.47%	2.48%	(0.37)%	64	%(F)
(0.55)	(0.55)	$23.04	4.83%	$115,009	2.70%	2.71%	(0.97)%	43	%(F)
(0.85)	(0.85)	$22.51	9.45%	$145,313	2.81%	2.81%	(1.13)%	45%

(0.20)	(0.32)	$26.58	(0.27)%	$1,794,063	1.52%	1.53%	0.39%	65	%(F)
(1.49)	(1.72)	$26.98	23.11%	$2,959,933	1.56%	1.57%	0.84%	54	%(F)
(1.05)	(1.24)	$23.32	(7.04)%	$3,110,940	1.43%	1.44%	0.68%	64	%(F)
(0.55)	(0.56)	$26.39	5.99%	$4,032,586	1.65%	1.66%	0.09%	43	%(F)
(0.85)	(0.85)	$25.43	10.55%	$3,589,749	1.76%	1.76%	(0.09)%	45%

(0.20)	(0.35)	$26.69	(0.19)%	$75,011	1.40%	1.41%	0.57%	65	%(F)
(1.49)	(1.75)	$27.10	23.23%	$291,753	1.44%	1.45%	0.93%	54	%(F)
(1.05)	(1.27)	$23.42	(6.89)%	$214,138	1.31%	1.32%	0.80%	64	%(F)
(0.55)	(0.58)	$26.49	6.07%	$260,735	1.55%	1.56%	0.19%	43	%(F)
(0.85)	(0.85)	$25.53	10.69%	$227,680	1.67%	1.67%	0.02%	45%

(D)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

(E)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(F)

The portfolio turnover rate for 2020, 2019, 2018 and 2017 would have been 47%, 42%, 51% and 32%, respectively, if the absolute value of securities sold short liability was included in the denominator of the calculation.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 125

Global Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Global Fund(A)	Net asset value, beginning of year	Net investment income(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Class A
For the year ended December 31, 2020	$15.05	0.08	0.12	0.20
For the year ended December 31, 2019	$11.67	0.16	3.34	3.50
For the year ended December 31, 2018	$14.42	0.11	(2.14)	(2.03)

Class I
For the year ended December 31, 2020	$15.08	0.10	0.15	0.25
For the year ended December 31, 2019	$11.69	0.15	3.40	3.55
For the year ended December 31, 2018	$14.42	0.15	(2.14)	(1.99)

Class Y
For the year ended December 31, 2020	$15.10	0.12	0.15	0.27
For the year ended December 31, 2019	$11.70	0.19	3.38	3.57
For the year ended December 31, 2018	$14.42	0.16	(2.14)	(1.98)

(A)	Inception date of the Fund is December 29, 2017. Fund commenced public offering on January 2, 2018.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

See accompanying Notes to Financial Statements.

126 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return(C)	Net assets, end of year (000’s)	Ratio of total net expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate(D)

(0.09)	—	(0.09)	$15.16	1.35%	$160	1.13%	0.59%	110%
(0.12)	—	(0.12)	$15.05	29.96%	$111	1.15%	1.18%	29%
(0.05)	(0.67)	(0.72)	$11.67	(14.91)%	$66	1.18%	0.86%	84%

(0.10)	—	(0.10)	$15.23	1.66%	$2,218	0.84%	0.78%	110%
(0.16)	—	(0.16)	$15.08	30.34%	$6,216	0.86%	1.10%	29%
(0.07)	(0.67)	(0.74)	$11.69	(14.66)%	$4,440	0.89%	1.09%	84%

(0.14)	—	(0.14)	$15.23	1.77%	$13,777	0.72%	0.95%	110%
(0.17)	—	(0.17)	$15.10	30.54%	$15,528	0.74%	1.37%	29%
(0.07)	(0.67)	(0.74)	$11.70	(14.55)%	$10,214	0.77%	1.24%	84%

(C)	Total returns shown exclude the effect of applicable sales charges.

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 127

International Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

International Fund(A)	Net asset value, beginning of period	Net investment income(B)	Net realized and unrealized gains on investments	Total from investment operations
Class A
For the year ended December 31, 2020	$14.67	0.05	0.90	0.95
For the period ended December 31, 2019	$13.55	0.02	1.15	1.17

Class I
For the year ended December 31, 2020	$14.69	0.09	0.90	0.99
For the period ended December 31, 2019	$13.55	0.04	1.15	1.19

Class Y
For the year ended December 31, 2020	$14.69	0.11	0.89	1.00
For the period ended December 31, 2019	$13.55	0.05	1.15	1.20

(A)	Inception date of the Fund is June 28, 2019. The Fund commenced public offering and operations on July 1, 2019.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges.

See accompanying Notes to Financial Statements.

128 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(C)		Net assets, end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

(0.06)	(0.08)	(0.14)	$15.48	6.48%		$338	1.14%		0.43%		49%
(0.04)	(0.01)	(0.05)	$14.67	8.64	%(E)	$45	1.21	%(F)	0.25	%(F)	8	%(E)

(0.09)	(0.08)	(0.17)	$15.51	6.74%		$3,913	0.85%		0.74%		49%
(0.04)	(0.01)	(0.05)	$14.69	8.80	%(E)	$3,828	0.92	%(F)	0.61	%(F)	8	%(E)

(0.10)	(0.08)	(0.18)	$15.51	6.81%		$12,616	0.73%		0.87%		49%
(0.05)	(0.01)	(0.06)	$14.69	8.85	%(E)	$9,616	0.80	%(F)	0.70	%(F)	8	%(E)

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 129

Short Duration Securitized Bond Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Short Duration Securitized Bond Fund(A)	Net asset value, beginning of period	Net investment income(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Class A
For the year ended December 31, 2020	$10.11	0.26	0.02	0.28
For the year ended December 31, 2019	$10.05	0.38	0.06	0.44
For the year ended December 31, 2018	$10.11	0.33	(0.04)	0.29
For the year ended December 31, 2017	$10.04	0.30	0.09	0.39
For the period ended December 31, 2016	$10.00	0.09	0.03	0.12

Class I
For the year ended December 31, 2020	$10.12	0.28	0.02	0.30
For the year ended December 31, 2019	$10.05	0.41	0.07	0.48
For the year ended December 31, 2018	$10.11	0.36	(0.04)	0.32
For the year ended December 31, 2017	$10.03	0.33	0.10	0.43
For the period ended December 31, 2016	$10.00	0.10	0.03	0.13

Class Y
For the year ended December 31, 2020	$10.12	0.30	0.02	0.32
For the year ended December 31, 2019	$10.06	0.42	0.06	0.48
For the year ended December 31, 2018	$10.11	0.38	(0.04)	0.34
For the year ended December 31, 2017	$10.03	0.34	0.10	0.44
For the period ended December 31, 2016	$10.00	0.11	0.02	0.13

(A)	Inception date of the Fund is July 5, 2016. The Fund commenced operations on July 5, 2016.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges.

See accompanying Notes to Financial Statements.

130 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains		Total distributions	Net asset value, end of period	Total return(C)		Net assets, end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

(0.30)	—		(0.30)	$10.09	2.87%		$47,059	0.82%		2.68%		72%
(0.38)	(0.00	)(E)	(0.38)	$10.11	4.44%		$55,727	0.82%		3.72%		54%
(0.34)	(0.01)		(0.35)	$10.05	2.88%		$18,789	0.81%		3.30%		67%
(0.31)	(0.01)		(0.32)	$10.11	3.97%		$20,511	0.83%		3.03%		82%
(0.08)	—		(0.08)	$10.04	1.19	%(F)	$222	0.83	%(G)	1.12	%(G)	19	%(F)

(0.33)	—		(0.33)	$10.09	3.08%		$897,232	0.53%		2.93%		72%
(0.41)	(0.00	)(E)	(0.41)	$10.12	4.85%		$525,994	0.53%		4.00%		54%
(0.37)	(0.01)		(0.38)	$10.05	3.18%		$308,341	0.52%		3.62%		67%
(0.34)	(0.01)		(0.35)	$10.11	4.33%		$61,136	0.53%		3.29%		82%
(0.10)	—		(0.10)	$10.03	1.26	%(F)	$14,707	0.53	%(G)	1.32	%(G)	19	%(F)

(0.34)	—		(0.34)	$10.10	3.29%		$188,175	0.41%		3.09%		72%
(0.42)	(0.00	)(E)	(0.42)	$10.12	4.84%		$226,938	0.41%		4.09%		54%
(0.38)	(0.01)		(0.39)	$10.06	3.38%		$252,137	0.40%		3.72%		67%
(0.35)	(0.01)		(0.36)	$10.11	4.43%		$231,290	0.43%		3.33%		82%
(0.10)	—		(0.10)	$10.03	1.29	%(F)	$182,527	0.44	%(G)	1.25	%(G)	19	%(F)

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Amount is less than $0.005.

(F)	Not annualized.

(G)	Annualized

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 131

Core Bond Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Core Bond Fund(A)	Net asset value, beginning of period	Net investment income(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Class A
For the year ended December 31, 2020	$10.19	0.21	0.56	0.77
For the year ended December 31, 2019	$9.71	0.24	0.49	0.73
For the year ended December 31, 2018	$9.85	0.25	(0.13)	0.12
For the year ended December 31, 2017	$9.70	0.21	0.16	0.37
For the period ended December 31, 2016	$10.00	0.07	(0.28)	(0.21)

Class I
For the year ended December 31, 2020	$10.19	0.24	0.56	0.80
For the year ended December 31, 2019	$9.71	0.26	0.50	0.76
For the year ended December 31, 2018	$9.85	0.28	(0.13)	0.15
For the year ended December 31, 2017	$9.70	0.24	0.16	0.40
For the period ended December 31, 2016	$10.00	0.09	(0.30)	(0.21)

Class Y
For the year ended December 31, 2020	$10.20	0.26	0.55	0.81
For the year ended December 31, 2019	$9.71	0.28	0.50	0.78
For the year ended December 31, 2018	$9.85	0.29	(0.13)	0.16
For the year ended December 31, 2017	$9.70	0.25	0.16	0.41
For the period ended December 31, 2016	$10.00	0.09	(0.30)	(0.21)

(A)	Inception date of the Fund is July 5, 2016. The Fund commenced operations on July 5, 2016.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges.

See accompanying Notes to Financial Statements.

132 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(C)		Net assets, end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

(0.22)	—	(0.22)	$10.74	7.60%		$17,024	0.76%		1.98%		28%
(0.25)	—	(0.25)	$10.19	7.63%		$3,599	0.77%		2.43%		29%
(0.26)	—	(0.26)	$9.71	1.28%		$2,976	0.76%		2.60%		25%
(0.22)	—	(0.22)	$9.85	3.85%		$3,480	0.78%		2.10%		35%
(0.09)	—	(0.09)	$9.70	(2.28	)%(E)	$2,183	0.78	%(F)	0.87	%(F)	8	%(E)

(0.25)	—	(0.25)	$10.74	7.94%		$260,365	0.47%		2.28%		28%
(0.28)	—	(0.28)	$10.19	7.93%		$66,174	0.48%		2.61%		29%
(0.29)	—	(0.29)	$9.71	1.59%		$14,574	0.47%		2.92%		25%
(0.25)	—	(0.25)	$9.85	4.17%		$9,604	0.48%		2.40%		35%
(0.09)	—	(0.09)	$9.70	(2.14	)%(E)	$8,033	0.49	%(F)	1.02	%(F)	8	%(E)

(0.26)	—	(0.26)	$10.75	8.04%		$59,856	0.35%		2.46%		28%
(0.29)	—	(0.29)	$10.20	8.15%		$52,275	0.36%		2.83%		29%
(0.30)	—	(0.30)	$9.71	1.69%		$37,713	0.35%		3.03%		25%
(0.26)	—	(0.26)	$9.85	4.22%		$30,740	0.38%		2.49%		35%
(0.09)	—	(0.09)	$9.70	(2.11	)%(E)	$29,468	0.39	%(F)	1.00	%(F)	8	%(E)

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 133

Corporate Credit Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Corporate Credit Fund	Net asset value, beginning of year	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the year ended December 31, 2020	$11.47	0.51	0.53	1.04	(0.53)
For the year ended December 31, 2019	$10.77	0.58	0.78	1.36	(0.57)
For the year ended December 31, 2018	$11.32	0.59	(0.56)	0.03	(0.58)
For the year ended December 31, 2017	$11.13	0.58	0.24	0.82	(0.58)
For the year ended December 31, 2016	$10.53	0.63	0.60	1.23	(0.62)

Class C
For the year ended December 31, 2020	$11.43	0.42	0.53	0.95	(0.45)
For the year ended December 31, 2019	$10.73	0.49	0.79	1.28	(0.49)
For the year ended December 31, 2018	$11.28	0.51	(0.56)	(0.05)	(0.50)
For the year ended December 31, 2017	$11.09	0.49	0.25	0.74	(0.50)
For the year ended December 31, 2016	$10.51	0.54	0.60	1.14	(0.55)

Class I
For the year ended December 31, 2020	$11.44	0.54	0.52	1.06	(0.56)
For the year ended December 31, 2019	$10.74	0.61	0.79	1.40	(0.61)
For the year ended December 31, 2018	$11.28	0.62	(0.54)	0.08	(0.62)
For the year ended December 31, 2017	$11.09	0.61	0.24	0.85	(0.61)
For the year ended December 31, 2016	$10.50	0.66	0.59	1.25	(0.65)

Class Y
For the year ended December 31, 2020	$11.43	0.55	0.53	1.08	(0.58)
For the year ended December 31, 2019	$10.73	0.62	0.79	1.41	(0.62)
For the year ended December 31, 2018	$11.27	0.64	(0.55)	0.09	(0.63)
For the year ended December 31, 2017	$11.09	0.62	0.24	0.86	(0.63)
For the year ended December 31, 2016	$10.50	0.67	0.59	1.26	(0.66)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

See accompanying Notes to Financial Statements.

134 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return(B)	Net assets, end of year (000’s)	Ratio of total net expenses to average net assets	Ratio of total gross expenses to average net assets(C)	Ratio of net investment income to average net assets	Portfolio turnover rate(D)

(0.17)	(0.70)	$11.81	9.49%	$161,659	0.91%	0.91%	4.51%	173%
(0.09)	(0.66)	$11.47	12.85%	$120,014	0.90%	0.92%	5.05%	132%
—	(0.58)	$10.77	0.25%	$69,363	0.90%	0.91%	5.30%	112%
(0.05)	(0.63)	$11.32	7.56%	$64,204	0.92%	0.93%	5.07%	83%
(0.01)	(0.63)	$11.13	11.94%	$71,075	0.93%	0.93%	5.72%	119%

(0.17)	(0.62)	$11.76	8.65%	$29,510	1.66%	1.66%	3.76%	173%
(0.09)	(0.58)	$11.43	12.06%	$26,683	1.65%	1.67%	4.34%	132%
—	(0.50)	$10.73	(0.51)%	$24,968	1.65%	1.66%	4.56%	112%
(0.05)	(0.55)	$11.28	6.77%	$26,656	1.67%	1.68%	4.33%	83%
(0.01)	(0.56)	$11.09	11.06%	$29,607	1.68%	1.68%	4.98%	119%

(0.17)	(0.73)	$11.77	9.74%	$1,724,397	0.62%	0.62%	4.79%	173%
(0.09)	(0.70)	$11.44	13.20%	$911,514	0.61%	0.63%	5.36%	132%
—	(0.62)	$10.74	0.64%	$622,887	0.61%	0.62%	5.59%	112%
(0.05)	(0.66)	$11.28	7.87%	$536,203	0.62%	0.63%	5.39%	83%
(0.01)	(0.66)	$11.09	12.21%	$411,465	0.64%	0.64%	6.00%	119%

(0.17)	(0.75)	$11.76	9.88%	$104,552	0.50%	0.50%	4.91%	173%
(0.09)	(0.71)	$11.43	13.35%	$82,516	0.49%	0.51%	5.43%	132%
—	(0.63)	$10.73	0.75%	$26,221	0.49%	0.50%	5.71%	112%
(0.05)	(0.68)	$11.27	7.89%	$25,309	0.52%	0.53%	5.49%	83%
(0.01)	(0.67)	$11.09	12.34%	$21,310	0.54%	0.54%	6.33%	119%

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 135

High Yield Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

High Yield Fund(A)	Net asset value, beginning of year	Net investment income(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Class A
For the year ended December 31, 2020	$11.02	0.60	0.81	1.41
For the year ended December 31, 2019	$10.22	0.60	0.91	1.51
For the year ended December 31, 2018	$10.77	0.62	(0.51)	0.11
For the year ended December 31, 2017	$10.65	0.65	0.38	1.03
For the year ended December 31, 2016	$10.14	0.70	0.71	1.41

Class I
For the year ended December 31, 2020	$11.03	0.64	0.80	1.44
For the year ended December 31, 2019	$10.22	0.63	0.91	1.54
For the year ended December 31, 2018	$10.78	0.65	(0.52)	0.13
For the year ended December 31, 2017	$10.65	0.68	0.39	1.07
For the year ended December 31, 2016	$10.14	0.73	0.71	1.44

Class Y
For the year ended December 31, 2020	$11.03	0.64	0.83	1.47
For the year ended December 31, 2019	$10.22	0.65	0.91	1.56
For the year ended December 31, 2018	$10.78	0.67	(0.53)	0.14
For the year ended December 31, 2017	$10.65	0.69	0.40	1.09
For the year ended December 31, 2016	$10.14	0.74	0.71	1.45

(A)	Inception date of the Fund is December 31, 2015. The Fund commenced public offering and operations on January 4, 2016.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

See accompanying Notes to Financial Statements.

136 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return(C)	Net assets, end of year (000’s)	Ratio of total net expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate(D)

(0.58)	(0.45)	(1.03)	$11.40	13.40%	$39,496	0.96%	5.46%	186%
(0.60)	(0.11)	(0.71)	$11.02	15.04%	$18,004	0.97%	5.49%	164%
(0.61)	(0.05)	(0.66)	$10.22	0.97%	$1,674	0.96%	5.81%	145%
(0.65)	(0.26)	(0.91)	$10.77	9.96%	$296	0.99%	5.89%	137%
(0.66)	(0.24)	(0.90)	$10.65	14.29%	$185	0.99%	6.51%	123%

(0.62)	(0.45)	(1.07)	$11.40	13.62%	$651,836	0.67%	5.81%	186%
(0.62)	(0.11)	(0.73)	$11.03	15.44%	$96,563	0.68%	5.79%	164%
(0.64)	(0.05)	(0.69)	$10.22	1.16%	$23,499	0.67%	6.10%	145%
(0.68)	(0.26)	(0.94)	$10.78	10.36%	$14,185	0.69%	6.23%	137%
(0.69)	(0.24)	(0.93)	$10.65	14.62%	$23,989	0.70%	6.80%	123%

(0.63)	(0.45)	(1.08)	$11.42	13.92%	$32,171	0.55%	5.74%	186%
(0.64)	(0.11)	(0.75)	$11.03	15.56%	$20,190	0.56%	5.99%	164%
(0.65)	(0.05)	(0.70)	$10.22	1.27%	$29,274	0.55%	6.23%	145%
(0.70)	(0.26)	(0.96)	$10.78	10.48%	$16,623	0.59%	6.28%	137%
(0.70)	(0.24)	(0.94)	$10.65	14.73%	$7,752	0.60%	7.07%	123%

(C)	Total returns shown exclude the effect of applicable sales charges.

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 137

Diamond Hill Funds
Notes to Financial Statements
December 31, 2020

Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Mid Cap Fund (“Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill All Cap Select Fund (“All Cap Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Global Fund (“Global Fund”), Diamond Hill International Fund (“International Fund”), Diamond Hill Short Duration Securitized Bond Fund (formerly Diamond Hill Short Duration Total Return Fund) (“Short Duration Fund”), Diamond Hill Core Bond Fund (“Core Bond Fund”), Diamond Hill Corporate Credit Fund (“Corporate Credit Fund”) and Diamond Hill High Yield Fund (“High Yield Fund”) are each a diversified series, except for the All Cap Select Fund which is non-diversified, of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

In June 2019, the partners of the Diamond Hill International Fund, L.P. (the “International Partnership”) approved the conversion of the International Partnership into the International Fund effective July 1, 2019. The International Fund is a successor to the International Partnership and has substantially the same investment objectives and strategies as did the International Partnership. The net assets contributed resulting from these tax-free transactions was $3,996,233, including net unrealized appreciation of $227,053. In addition, limited partners of the International Partnership were issued shares in the International Fund based on the July 1, 2019 opening net asset value (“NAV”) per share of the International Fund. A total of 295,000 shares were issued at a NAV per share of $13.55. For financial reporting purposes, assets received and shares issued were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the International Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The shareholders of the Diamond Hill Research Opportunities Fund (“Research Opportunities Fund”) approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Research Opportunities Fund to the Long-Short Fund. The tax-free reorganization took place on October 23, 2020.

138 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2020

The following is a summary of shares outstanding, net assets, NAV per share and unrealized appreciation immediately before and after the reorganization.

	Before Reorganization		After Reorganization
	Research Opportunities Fund	Long-Short Fund	Long-Short Fund
Class A
Shares	243,462	6,253,187	6,479,452
Net Assets	$5,435,645	$150,222,454	$155,658,099
Net Asset Value	$22.33	$24.02	$24.02

Class C
Shares	36,823	1,118,057	1,154,420
Net Assets	$762,183	$23,434,970	$24,197,153
Net Asset Value	$20.70	$20.96	$20.96

Class I
Shares	543,462	70,251,484	70,750,622
Net Assets	$12,333,406	$1,735,872,171	$1,748,205,577
Net Asset Value	$22.69	$24.71	$24.71

Class Y
Shares	734,442	2,221,312	2,894,259
Net Assets	$16,713,103	$55,167,785	$71,880,888
Net Asset Value	$22.76	$24.84	$24.84

Fund Total
Shares	1,558,189	79,844,040	81,278,753
Net Assets	$35,244,337	$1,964,697,380	$1,999,941,717
Unrealized Appreciation	$4,237,914	$444,804,189	$449,042,103

Assuming the reorganization had been completed on January 1, 2020, the beginning of the annual reporting period of the Long-Short Fund, the Long-Short Fund’s pro forma results of operations for the year ended December 31, 2020, would have been as follows:

Net Investment Income	Net Realized Gains and Net Change in Unrealized Appreciation (Depreciation) on Investments	Change in Net Assets from Operations
$8,756,035	$(265,355,863)	$(256,599,828)

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 139

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2020

For financial reporting purposes, assets received and shares issued by the Long-Short Fund were recorded at fair value; however, the cost basis of the investments received from the Research Opportunities Fund was carried forward to align ongoing reporting of the Long-Short Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

With the exception of the Mid Cap Fund, Global Fund, International Fund, Short Duration Fund, Core Bond Fund and High Yield Fund, the Funds offer four classes of shares: Class A, Class C, Class I and Class Y. The Mid Cap Fund, Global Fund, International Fund, Short Duration Fund, Core Bond Fund and High Yield Fund offer three classes of shares: Class A, Class I and Class Y. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. With the exception of the Short Duration Fund, Core Bond Fund, Corporate Credit Fund and High Yield Fund, Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price. The Short Duration Fund has a maximum sales charge on purchases of 2.25% and the Core Bond Fund, Corporate Credit Fund and High Yield Fund have a maximum sales charge on purchases of 3.50% as a percentage of the original purchase price. Class C has a contingent deferred sales charge of 1.00% for shares redeemed within one year of the purchase date.

New Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting”. ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank -offered based reference rates at the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. The Funds will consider this optional guidance prospectively, if applicable.

Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

140 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2020

Security valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid (long positions) or ask (short positions) price in the principal market where such securities are normally traded. Investments in other open-end investment companies are valued at their reported NAV per share. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service which take into account appropriate factors such as trading activity (i.e., market transactions for normal, institutional-size trading units of similar securities), readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristic, call features, credit ratings and other data. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, if amortized cost is determined to approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a price becomes stale, or an event occurs that materially affects the furnished price) are valued by the Valuation & Liquidity Committee. In these cases, the Valuation & Liquidity Committee, established and appointed by the Board of Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2020

In accordance with procedures adopted by the Trust’s Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign equity securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAVs are calculated. The Funds use a systematic valuation model, provided daily by an independent third party, to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. The following is a summary of the Funds’ investments and the inputs used to value the investments as of December 31, 2020:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities (Assets)
Small Cap Fund
Common Stocks*	$525,113,817	$—	$—	$525,113,817
Registered Investment Companies	10,351,037	—	—	10,351,037
Total	$535,464,854	$—	$—	$535,464,854
Small-Mid Cap Fund
Common Stocks*	$1,853,233,678	$—	$—	$1,853,233,678
Registered Investment Companies	122,495,007	—	—	122,495,007
Total	$1,975,728,685	$—	$—	$1,975,728,685
Mid Cap Fund
Common Stocks*	$235,249,174	$—	$—	$235,249,174
Registered Investment Companies	16,430,057	—	—	16,430,057
Total	$251,679,231	$—	$—	$251,679,231
Large Cap Fund
Common Stocks*	$8,011,466,378	$—	$—	$8,011,466,378
Registered Investment Companies	287,882,356	—	—	287,882,356
Total	$8,299,348,734	$—	$—	$8,299,348,734
All Cap Select Fund
Common Stocks*	$319,148,139	$—	$—	$319,148,139
Registered Investment Companies	10,647,502	—	—	10,647,502
Total	$329,795,641	$—	$—	$329,795,641

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2020

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Long-Short Fund
Common Stocks*	$1,875,260,783	$—		$—	$1,875,260,783
Registered Investment Companies	452,721,436	—		—	452,721,436
Total	$2,327,982,219	$—		$—	$2,327,982,219
Global Fund
Common Stocks	$11,086,409	$4,973,698		$—	$16,060,107
Registered Investment Companies	288,618	—		—	288,618
Total	$11,375,027	$4,973,698		$—	$16,348,725
International Fund
Common Stocks	$5,803,088	$10,617,943		$—	$16,421,031
Warrants	2,161	—		—	2,161
Registered Investment Companies	418,233	—		—	418,233
Total	$6,223,482	$10,617,943		$—	$16,841,425
Short Duration Fund
Corporate Credit*	$—	$17,763,781		$—	$17,763,781
Securitized*	—	960,478,006		—	960,478,006
Registered Investment Companies	154,882,412	—		—	154,882,412
Total	$154,882,412	$978,241,787		$—	$1,133,124,199
Core Bond Fund
Corporate Credit*	$—	$52,479,133		$—	$52,479,133
Government Related*	—	1,329,939		—	1,329,939
Securitized*	—	213,772,008		—	213,772,008
Treasury	—	63,502,954		—	63,502,954
Registered Investment Companies	25,450,262	—		—	25,450,262
Total	$25,450,262	$331,084,034		$—	$356,534,296
Corporate Credit Fund
Collateralized Debt Obligations	$—	$1,386,466		$—	$1,386,466
Corporate Bonds*	—	1,888,506,900	**	—	1,888,506,900
Registered Investment Companies	161,167,953	—		—	161,167,953
Total	$161,167,953	$1,889,893,366		$—	$2,051,061,319
High Yield Fund
Corporate Bonds*	$—	$690,243,377	**	$—	$690,243,377
Securitized*	—	530,785		—	530,785
Registered Investment Companies	39,692,604	—		—	39,692,604
Total	$39,692,604	$690,774,162		$—	$730,466,766
Investments in Securities Sold Short (Liabilities)
Long-Short Fund
Common Stocks*	$(590,817,468)	$—		$—	$(590,817,468)
Total	$(590,817,468)	$—		$—	$(590,817,468)

*	See Schedule of Investments and Schedule of Investments Sold Short for industry classification.

**	Corporate Credit Fund and High Yield Fund hold Corporate Bonds that have been fair valued at $0.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2020

There were no transfers into or out of Level 3 for the year ended December 31, 2020.

Short sales — The Long-Short Fund, Global Fund, International Fund, Corporate Credit Fund and High Yield Fund are permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline and involves the sale of a security that the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short sales and other liquid securities are maintained by the custodian and are used as collateral. Cash collateral is shown as “Cash deposits with custodian for securities sold short” on the Statements of Assets & Liabilities and “Segregated Cash With Custodian” on the Schedules of Investments. Liquid securities pledged as collateral are noted on the Schedules of Investments.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is not limited. The use of short sales may cause a Fund to have higher expenses (specifically dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the Funds’ investment adviser, Diamond Hill Capital Management, Inc. (“DHCM”), to accurately anticipate the future value of a security.

A Fund may also incur stock loan fees which represent the cost of borrowing securities used for short sale transactions. A Fund may also earn rebates as an element of the custodian arrangement, which are recorded as an offset to stock loan fees on short sales transactions. The stock loan fees on short sales are recognized on the Statements of Operations. In the event that rebates exceed the stock loan fees on short sales, the net rebates are recognized as a component of investment income on the Statements of Operations.

Securities lending — Under the terms of the securities lending agreement with State Street Bank and Trust Company (“State Street”), State Street is authorized to loan securities on behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions is on an overnight and continuous basis. In exchange, the Funds receive cash and/or U.S. Treasury and government agency securities as collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to borrowers, the Funds each retain a portion of their respective net securities lending income and pay State Street the remaining portion. The Funds manage credit exposure arising from these lending transactions by, in

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2020

appropriate circumstances, entering into a master netting agreement and collateral agreement with State Street that provide the Funds, in the event of default (such as bankruptcy or borrower’s failure to pay or perform), the right to net rights and obligations under such agreements and liquidate and set off collateral against the net amount owed to the Funds.

As of December 31, 2020, the fair value of securities on loan and the collateral held were as follows:

		Fair Value of Collateral
	Fair Value of Securities Loaned	Cash Collateral	Non-Cash Collateral*	Total Collateral
Small Cap Fund	$18,781,723	$—	$19,484,348	$19,484,348
Small-Mid Cap Fund	29,051,172	21,331,083	8,527,451	29,858,534
Large Cap Fund	101,354,889	—	103,217,672	103,217,672
All Cap Select Fund	8,664,569	2,799,197	5,951,714	8,750,911
Long-Short Fund	289,541,747	294,518,354	—	294,518,354
Global Fund	37,272	38,200	—	38,200
International Fund	153,943	20,301	142,170	162,471
Short Duration Fund	2,727,520	2,801,555	—	2,801,555
Core Bond Fund	30,526,114	17,812,661	13,477,873	31,290,534
Corporate Credit Fund	47,761,938	49,171,063	376,200	49,547,263
High Yield Fund	12,071,457	12,446,605	—	12,446,605

*

These securities are held for the benefit of the Funds at the Funds’ custodian. The Funds cannot repledge or resell this collateral. As such, collateral is excluded from the Statements of Assets and Liabilities.

Security transactions — Throughout the reporting period, investment transactions are generally recorded on trade date but no later than the first business day following trade date. For financial reporting purposes, investments are recorded on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income and expense are recognized on the ex-dividend date and interest income is recognized on an accrual basis. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Taxes on foreign dividends and/or capital gains have been recorded for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized using the daily effective yield method and included in interest income. The Funds record distributions received from investments in real estate investment trusts (also known as “REITs”) and partnerships in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions. Interest only stripped mortgage-backed securities (“IO Strips”) are securities that receive only interest payments from a pool of

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2020

mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

Income taxes — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

Each Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and any net realized capital gains to its shareholders.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable), and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended December 31, 2020, the Funds did not incur any interest or penalties.

Distributions to shareholders — Dividends from net investment income are declared and paid monthly for the Short Duration Fund, Core Bond Fund, Corporate Credit Fund and High Yield Fund. Dividends from net investment income are declared and paid on an annual basis for the Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, All Cap Select Fund, Long-Short Fund, Global Fund and International Fund. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in the expenses of each class. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for paydown gains and losses on mortgage-backed securities and deferrals of certain losses. Permanent book and tax basis differences are reclassified among the components of net assets. Certain Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2020

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Foreign securities risk — Investing in non-U.S. securities may entail risk due to foreign economic and political developments; this risk may be higher when investing in emerging markets. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains (losses) on investments on the Statements of Operations. Net realized and unrealized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Investment Transactions

For the year ended December 31, 2020, purchases and sales (including maturities) of investment securities (excluding short-term securities, U.S. government obligations and in-kind transactions) were as follows:

	Purchases	Sales
Small Cap Fund	$170,458,890	$345,352,063
Small-Mid Cap Fund	536,884,820	789,491,330
Mid Cap Fund	137,877,619	108,600,965
Large Cap Fund	2,877,544,428	2,118,164,428
All Cap Select Fund	202,476,641	190,937,316
Long-Short Fund	1,356,812,198	2,862,808,386
Global Fund	17,917,763	22,107,311
International Fund	8,394,799	6,402,324
Short Duration Fund	749,278,920	572,117,582
Core Bond Fund	210,684,977	46,662,251
Corporate Credit Fund	3,024,563,990	2,206,311,665
High Yield Fund	1,151,834,073	675,444,348

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2020

The Funds pay commissions on the purchase and sale of investment securities. The commissions are treated as transaction costs and, therefore, are included as part of the cost of purchases or net proceeds on the sale of investment securities and are not included in the presentation of Fund expenses on the Statements of Operations. The Funds paid the following commissions during the year ended December 31, 2020:

	Total Commissions	Commissions as a % of Average Net Assets
Small Cap Fund	$372,691	0.07%
Small-Mid Cap Fund	752,678	0.04%
Mid Cap Fund	107,363	0.05%
Large Cap Fund	1,313,669	0.02%
All Cap Select Fund	170,044	0.07%
Long-Short Fund	1,379,369	0.06%
Global Fund	31,131	0.19%
International Fund	19,433	0.15%

Investment Advisory Fees and Other Transactions with Affiliates

As of December 31, 2020, the Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, All Cap Select Fund, Long-Short Fund, Global Fund, International Fund, Short Duration Fund, Core Bond Fund, Corporate Credit Fund and High Yield Fund each receive investment management and advisory services from DHCM under management agreements that provide for fees to be paid monthly at an annual rate of 0.80%, 0.75%, 0.60%, 0.50%, 0.70%, 0.90%, 0.65%, 0.65%, 0.35%, 0.30%, 0.45% and 0.50%, respectively, of the Fund’s average daily net assets. The management agreements are subject to annual approval by the Board of Trustees. In addition, each Fund has entered into an administrative services agreement whereby DHCM is paid a fee monthly at an annual rate of 0.21% for Class A Shares and Class C Shares, 0.17% for Class I Shares and 0.05% for Class Y shares of each class’ average daily net assets. These administrative fees are used to pay most of the Funds’ operating expenses except advisory fees, distribution fees, custody fees, brokerage fees, taxes, interest and dividend expense on securities sold short and extraordinary expenses.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution plan on behalf of each Fund’s Class A and Class C Shares (the “Plan”). Under the Plan, Class A shares pay a distribution fee monthly at an annual rate of 0.25% of Class A average daily net assets. Class C shares pay distribution and shareholder-servicing fees monthly at an annual rate of 0.75% and 0.25%, respectively, of Class C’s average daily net assets. Class I and Class Y shares are not subject to any distribution or shareholder-servicing fees. The Trust has entered into a Distribution

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2020

Agreement on behalf of the Funds with Foreside Financial Services, LLC (“Distributor”). Pursuant to the Distribution Agreement, the Distributor acts as principal underwriter of each Fund’s shares.

During the year ended December 31, 2020, the Distributor retained the following amounts in sales commissions from the sales of Class A shares of the Funds as follows:

Small Cap Fund	$880
Small-Mid Cap Fund	1,217
Mid Cap Fund	748
Large Cap Fund	26,962
All Cap Select Fund	269
Long-Short Fund	2,602
International Fund	586
Short Duration Fund	577
Corporate Credit Fund	20,778
High Yield Fund	4,207

DHCM, as the financing agent for Class C shares, received contingent deferred sales charges relating to the redemptions of Class C shares of the Funds during the year ended December 31, 2020 as follows:

Small Cap Fund	$21
Small-Mid Cap Fund	1,811
Large Cap Fund	3,272
All Cap Select Fund	236
Long-Short Fund	131
Corporate Credit Fund	48

The Funds may invest in one or more Diamond Hill Funds. The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Funds. This fee waiver is accrued daily and settled monthly. During the year ended December 31, 2020, the Funds reduced investment advisory fees as follows:

Small-Mid Cap Fund	$100,162
Mid Cap Fund	6,076
Long-Short Fund	172,953
Corporate Credit Fund	60,152

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2020

The Small-Mid Cap Fund, Mid Cap Fund, Long-Short Fund and Corporate Credit Fund each own or had owned Class Y shares of the Short Duration Fund, thereby making the Short Duration Fund an affiliated company as defined by the 1940 Act.

Information regarding the Funds’ holdings in the Short Duration Fund during the year ended December 31, 2020 is as follows:

Affiliated Fund	Small-Mid Cap Fund	Mid Cap Fund	Long-Short Fund	Corporate Credit Fund
Diamond Hill Short Duration Securitized Bond Fund
Value, December 31, 2019	$40,751,490	$2,345,400	$68,433,025	$51,021,763
Purchases	956,341	57,541	1,679,197	3,592,741
Sales	(15,000,000)	(700,000)	(34,000,000)	(50,418,571)
Realized Losses	(9,028)	(75,396)	(1,126,909)	(4,046,880)
Change in Unrealized Appreciation (Depreciation)	(55,484)	(870)	(148,435)	(149,053)
Value, December 31, 2020	$26,643,319	$1,626,675	$34,836,878	$—
Income Distributions	$956,341	$57,541	$1,679,197	$592,741

During the year ended December 31, 2020, the former Research Opportunities Fund, Corporate Credit Fund and High Yield Fund sold securities to the Short Duration Fund, Corporate Credit Fund and High Yield Fund. These transactions, which were affected at the then current market prices as provided by an independent pricing service used by the Trust, complied with Rule 17a-7 under the 1940 Act. The transactions were as follows:

Selling Fund	Purchasing Fund	Net Proceeds	Net Gain (Loss)
Research Opportunities Fund	Corporate Credit Fund	$1,021,466	$50,820
Research Opportunities Fund	High Yield Fund	207,800	14,406
Corporate Credit Fund	High Yield Fund	98,622,366	(12,510,086)
High Yield Fund	Corporate Credit Fund	80,381,057	5,521,598
High Yield Fund	Short Duration Fund	4,587,622	(352,646)

The Officers of the Trust are affiliated with DHCM. Such Officers receive no compensation from the Funds for serving in their respective roles.

Trustee Fees

The Independent Trustees are compensated for their services to the Funds by DHCM as part of the administration services agreement. The Independent Trustees were paid $647,875 in fees during the year ended December 31, 2020. In addition, DHCM reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

Commitments and Contingencies

The Funds indemnify the Trust’s Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2020

provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Federal Tax Information

The amount and character of income and capital gain distributions paid by the Funds are determined in accordance with Federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the years or period ended December 31, 2020 and 2019 were as follows:

	Small Cap Fund		Small-Mid Cap Fund		Mid Cap Fund
	2020	2019	2020	2019	2020	2019
Distributions paid from:
Ordinary income	$2,925,606	$9,777,452	$13,930,483	$22,520,202	$1,495,087	$1,309,016
Long-term capital gains	—	41,924,707	786,910	96,840,200	376,407	3,308,543
Total distributions	$2,925,606	$51,702,159	$14,717,393	$119,360,402	$1,871,494	$4,617,559

	Large Cap Fund		All Cap Select Fund		Long-Short Fund
	2020	2019	2020	2019	2020	2019
Distributions paid from:
Ordinary income	$86,692,884	$76,750,034	$1,790,659	$378,966	$8,842,071	$29,241,845
Long-term capital gains	192,809,037	232,666,505	—	4,355,643	15,843,708	188,106,126
Total distributions	$279,501,921	$309,416,539	$1,790,659	$4,734,609	$24,685,779	$217,347,971

	Global Fund		International Fund		Short Duration Fund
	2020	2019	2020	2019	2020	2019
Distributions paid from:
Ordinary income	$139,065	$240,628	$109,630	$48,725	$30,109,298	$28,180,506
Long-term capital gains	—	—	79,270	3,173	—	—
Total distributions	$139,065	$240,628	$188,900	$51,898	$30,109,298	$28,180,506

	Core Bond Fund		Corporate Credit Fund		High Yield Fund
	2020	2019	2020	2019	2020	2019
Distributions paid from:
Ordinary income	$5,006,585	$2,323,156	$97,728,597	$57,866,445	$49,580,749	$7,005,691
Long-term capital gains	—	—	803,265	1,612,910	34,875	—
Total distributions	$5,006,585	$2,323,156	$98,531,862	$59,479,355	$49,615,624	$7,005,691

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2020

The following information is computed on a tax basis for each item as of December 31, 2020:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Net unrealized appreciation on portfolio investments	$215,708,815	$362,391,359	$33,805,619	$2,380,251,740
Undistributed ordinary income	55,253	278,200	—	—
Undistributed capital gains	6,856,758	—	—	89,107,124
Accumulated capital and other losses	—	(3,354,892)	(12,325,192)	—
Distributable earnings	$222,620,826	$359,314,667	$21,480,427	$2,469,358,864

	All Cap Select Fund	Long-Short Fund	Global Fund	International Fund
Net unrealized appreciation on portfolio investments	$87,833,932	$589,800,245	$2,749,567	$2,612,062
Undistributed ordinary income	1,678,766	—	48,971	868
Undistributed capital gains	—	15,269,684	—	—
Accumulated capital and other losses	(54,851)	—	(2,142,237)	(199,756)
Distributable earnings	$89,457,847	$605,069,929	$656,301	$2,413,174

	Short Duration Fund	Core Bond Fund	Corporate Credit Fund	High Yield Fund
Net unrealized appreciation on portfolio investments	$15,991,832	$9,708,335	$60,805,275	$30,855,658
Undistributed ordinary income	—	102,427	15,248,246	6,667,795
Undistributed capital gains	—	—	—	280,992
Accumulated capital and other losses	(7,264,788)	—	—	—
Distributable earnings	$8,727,044	$9,810,762	$76,053,521	$37,804,445

As of December 31, 2020, the Funds’ federal tax cost of portfolio investments and net unrealized appreciation (depreciation) on portfolio investments including short sales, where applicable, were as follows:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Tax cost of portfolio investments	$319,756,039	$1,613,337,326	$217,873,612	$5,919,096,994
Gross unrealized appreciation	222,077,375	471,787,892	49,950,654	2,524,636,478
Gross unrealized depreciation	(6,368,560)	(109,396,533)	(16,145,035)	(144,384,738)
Net unrealized appreciation on portfolio investments	$215,708,815	$362,391,359	$33,805,619	$2,380,251,740

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2020

	All Cap Select Fund	Long-Short Fund	Global Fund	International Fund
Tax cost of portfolio investments	$241,961,709	$1,147,364,506	$13,599,158	$14,229,363
Gross unrealized appreciation	90,855,503	710,966,400	2,768,551	3,259,989
Gross unrealized depreciation	(3,021,571)	(121,166,155)	(18,984)	(647,927)
Net unrealized appreciation on portfolio investments	$87,833,932	$589,800,245	$2,749,567	$2,612,062

	Short Duration Fund	Core Bond Fund	Corporate Credit Fund	High Yield Fund
Tax cost of portfolio investments	$1,117,132,367	$346,825,961	$1,990,256,044	$699,611,108
Gross unrealized appreciation	28,502,923	11,322,654	77,075,289	33,120,889
Gross unrealized depreciation	(12,511,091)	(1,614,319)	(16,270,014)	(2,265,231)
Net unrealized appreciation on portfolio investments	$15,991,832	$9,708,335	$60,805,275	$30,855,658

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and unreversed inclusions of Passive Foreign Investment Companies.

For the latest tax year ended December 31, 2020, the following Funds have capital loss carry forwards (“CLCFs”) as summarized below.

CLCFs not subject to expiration:

	Small-Mid Cap Fund	Mid Cap Fund	All Cap Select Fund	Long-Short Fund
No expiration - short-term	$3,354,892	$8,184,019	$54,851	$117,296
No expiration - long-term	—	4,141,173	—	—
	$3,354,892	$12,325,192	$54,851	$117,296

	Global Fund	International Fund	Short Duration Fund
No expiration - short-term	$596,082	$112,610	$4,821,867
No expiration - long-term	1,546,155	87,146	2,442,921
	$2,142,237	$199,756	$7,264,788

During the year ended December 31, 2020, All Cap Select Fund utilized $2,023,670 of short-term CLCFs and $2,116,104 of long-term CLCFs to offset current year realized gains and Core Bond Fund utilized $68,818 of short-term CLCFs and $124,361 of long-term CLCFs to offset current year realized gains. As a result of the merger described in Note 1, pre-merger short-term CLCFs of $172,233, which were acquired by Long-Short Fund from Research Opportunities Fund, are subject to annual limitations under Sections 381-384 of the Code. The amount utilized for the year ended December 31, 2020, was $54,937 to offset current year gains.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 153

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2020

Reclassifications of capital accounts – Reclassifications result primarily from utilization of earnings and profits on shareholder redemptions. The following reclassifications have no impact on the net assets or NAV per share of the Funds and are designed to present each Fund’s capital accounts on a tax basis:

	Paid-In Capital	Distributable Earnings
Small Cap Fund	$18,043,148	$(18,043,148)
Small-Mid Cap Fund	12,345,472	(12,345,472)
Mid Cap Fund	(3,575)	3,575
Large Cap Fund	15,431,078	(15,431,078)
All Cap Select Fund	—	—
Long-Short Fund	8,142,626	(8,142,626)
Global Fund	—	—
International Fund	—	—
Short Duration Fund	(3,007,853)	3,007,853
Core Bond Fund	—	—
Corporate Credit Fund	208,197	(208,197)
High Yield Fund	606,251	(606,251)

In-Kind Redemption Transactions

During the year ended December 31, 2020, Small-Mid Cap Fund realized $16,852,506 of net capital gains resulting from in-kind redemptions (redemptions in which shareholders who redeemed Fund shares received investment securities held by the Fund rather than cash). The Fund recognizes a gain on in-kind redemptions to the extent that the value of the distributed investment securities on the date of redemption exceeds the cost of those investment securities. Such gains are not taxable to the Fund and are not required to be distributed to shareholders. The Fund has reclassified this amount against paid-in capital on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on the Fund’s net assets or NAV per share.

Borrowings

The Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, All Cap Select Fund, Long-Short Fund, Global Fund, International Fund, Short Duration Fund, Core Bond Fund, Corporate Credit Fund and High Yield Fund each has an unsecured line of credit up to 20.0%, 20.0%, 20.0%, 33.3%, 25.0%, 15.0%, 20.0%, 20.0%, 20.0%, 20.0%, 15.0% and 15.0%, respectively, of its net assets, with a total maximum of $40,000,000.

Borrowings under the agreement bear interest at the higher of Federal Funds Rate or one month LIBOR plus 1.25%. The line of credit is available until June 2, 2021, unless extended, when any advances are to be repaid. During the year ended December 31, 2020, Short Duration Fund

154 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2020

incurred $53,171 of interest expense related to borrowings. The average debt outstanding and the weighted average interest rate for days with borrowing for the Short Duration Fund during the year ended December 31, 2020 were $40,000,000 and 2.18%, respectively. The largest outstanding borrowing during the year ended December 31, 2020 was $40,000,000. During the year ended December 31, 2020, no other Funds drew from the available lines.

In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Funds may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. A lending fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board. During the year ended December 31, 2020, none of the Funds participated in the Interfund Lending Program.

Other Matters

The global spread of novel coronavirus disease (COVID-19) was declared a pandemic by the World Health Organization. This pandemic has resulted in significant disruptions to economies and markets, adversely impacting individual companies, sectors, industries, currencies, interest and inflation rates, credit ratings, and investor sentiment. COVID-19 has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Funds hold, and may adversely affect the Funds’ investments and operations. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. There have been no comparable recent events that provide guidance as to the effect the spread of COVID-19 as a global pandemic may have on the Funds’ financial performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Funds’ service providers and disrupt the Funds’ operations. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a Fund’s investments. Management continues to monitor and evaluate this situation.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 155

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2020

Subsequent Events

The Funds evaluated events from December 31, 2020 through the date that these financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements except for the following:

On February 3, 2021, DHCM announced that it has entered into a definitive agreement to enable Brandywine Global Investment Management, LLC (“Brandywine Global”), a specialist investment manager and subsidiary of Franklin Resources, Inc., to acquire the business of the Corporate Credit and High Yield Funds. The transaction is expected to close in the second quarter of 2021, subject to customary closing conditions, including Board of Trustees and Fund shareholder approval. Portfolio managers John McClain and Bill Zox will join Brandywine Global as part of the transaction.

On February 11, 2021, the Board of Trustees approved the establishment of the Diamond Hill Large Cap Concentrated Fund. The investment objective of the Diamond Hill Large Cap Concentrated Fund is to provide long-term capital appreciation. The Diamond Hill Large Cap Concentrated Fund is co-managed by Charles Bath and Austin Hawley.

On February 19, 2021, Class C shares will be liquidated and cease operations (the “Conversion Date”). Any shareholders who remain invested in Class C shares on the Conversion Date will have their shares automatically converted to Class A shares of the applicable Fund as of the close of business on the Conversion Date. There are no fees charged in connection with the conversion.

Effective February 28, 2021, the Class A shares of each of the Funds will be renamed Investor shares. In addition, the initial sales charge on Investor shares (previously Class A shares) will be eliminated. Investor shares will no longer be subject to an initial sales charge.

156 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Diamond Hill Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Diamond Hill Funds comprising the funds listed below (the “Funds”) as of December 31, 2020, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights

Diamond Hill Small Cap Fund,

Diamond Hill Small-Mid Cap Fund,

Diamond Hill Mid Cap Fund,

Diamond Hill Large Cap Fund,

Diamond Hill All Cap Select Fund,

Diamond Hill Long-Short Fund,

Diamond Hill Global Fund,

Diamond Hill Short Duration

Securitized Bond Fund,

Diamond Hill Core Bond Fund,

Diamond Hill Corporate Credit Fund,

and Diamond Hill High Yield Fund

	For the year ended December 31, 2020	For the two years ended December 31, 2020 and 2019	For the three years ended December 31, 2020, 2019, and 2018
Diamond Hill International Fund	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period July 1, 2019 (commencement of operations) through December 31, 2019

The Funds’ financial highlights for the years or periods ended December 31, 2017, and prior, were audited by other auditors whose report dated February 16, 2018, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 157

Report of Independent Registered Public Accounting Firm (Continued)

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers or counterparties were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more funds advised by Diamond Hill Capital Management, Inc. since 2015.

COHEN & COMPANY, LTD.

Cleveland, Ohio
February 16, 2021

158 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Funds
Other Items
December 31, 2020 (Unaudited)

Proxy Voting

The investment adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve-month period ended June 30 are available without charge upon request by calling toll free number 1-888-226-5595, or through the Funds’ website, or on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Part F to Form N-PORT. The complete listing is available on the Commission’s website. Monthly portfolio holdings are also available on www.diamond-hill.com.

Results of a Special Meeting of Shareholders of the
Diamond Hill Research Opportunities Fund

A Special Meeting of Shareholders of the Diamond Hill Research Opportunities Fund was held on October 20, 2020 for the purpose of voting on the approval of an Agreement and Plan of Reorganization, which provides for the transfer of all or substantially all of the assets of the Diamond Hill Research Opportunities Fund to Diamond Hill Long-Short Fund in exchange for shares of beneficial interest of Diamond Hill Long-Short Fund and the assumption by Diamond Hill Long-Short Fund of all of the liabilities of Diamond Hill Research Opportunities Fund.

The voting results were as follows:

Proposal	For	Against	Abstain
To Approve an Agreement and Plan of Reorganization	1,051,298	259	2,243

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 159

Diamond Hill Funds
Other Items
December 31, 2020 (Unaudited) (Continued)

Dividends Received Deduction

For corporate shareholders, the following percentages of ordinary dividends paid during the year ended December 31, 2020 qualify for the corporate dividends received deduction:

Small Cap Fund	76.93%
Small-Mid Cap Fund	87.47%
Mid Cap Fund	100.00%
Large Cap Fund	100.00%
All Cap Select Fund	100.00%
Long-Short Fund	100.00%
Global Fund	46.33%
International Fund	0.39%
Short Duration Fund	0.00%
Core Bond Fund	0.00%
Corporate Credit Fund	0.00%
High Yield Fund	0.00%

Qualified Dividend Income

The Funds have designated the maximum amount allowable of their taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount was reflected on form 1099-DIV for the calendar year 2020.

Capital Gain Distribution

For the year ended December 31, 2020, the following Funds designated long-term capital gain distributions:

Small-Mid Cap Fund	$786,910
Mid Cap Fund	376,407
Large Cap Fund	192,809,037
Long-Short Fund	15,843,708
International Fund	79,270
Corporate Credit Fund	803,265
High Yield Fund	34,875

Trustee Approval of Investment Advisory Agreement

Renewal of Management Agreement for All Funds

The Board of Trustees of Diamond Hill Funds (the “Trust”) requested and the Adviser provided a broad range of information in connection with its consideration of the continuance of the Amended and Restated Investment Management Agreement (“Management Agreement”)

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Diamond Hill Funds
Other Items
December 31, 2020 (Unaudited) (Continued)

between the Trust and Diamond Hill Capital Management, Inc. (the “Adviser”), for each series of the Trust (each separately, a “Fund”). The Board reviewed the information at regularly scheduled meetings on July 21, 2020, and August 20, 2020, and by unanimous vote approved continuation of the Management Agreement. In concluding to renew the Management Agreement, the Board discussed the following factors, on a Fund-by-Fund basis:

a)

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of the services provided by the Adviser under the Management Agreement, including a review of the services provided thereunder and the Adviser’s overall reputation, integrity and mission to serve its clients through a disciplined intrinsic-value-based approach to investment that aligns the Adviser’s interests with those of its clients. The Trustees noted the qualifications of the investment staff and other key personnel of the Adviser and that the Adviser continues to invest significant resources in human capital to attract and retain top talent. The Trustees also reviewed the Adviser’s succession plan for key investment and management staff. In addition, the Trustees reviewed information related to the compensation structure for portfolio managers and other key investment personnel. Finally, the Trustees noted that the Adviser provides administrative services to the Trust under an Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement (“Administration Agreement”).

b)

Investment Performance of the Funds. In evaluating the performance of each Fund, the Trustees reviewed each Fund’s absolute performance, performance relative to its passive benchmark, performance relative to a custom peer group, and performance relative to the Fund’s Morningstar category, each as of June 30, 2020.

c)

Reasonableness of Investment Advisory Fees. The Trustees noted that the contractual fee rate for each Fund under the Management Agreement was at or below the average and median rates of the applicable Fund’s custom peer group.

d)

Reasonableness of Total Expenses. The Trustees noted that the total expenses for all Class I and Class Y shares were at or below the median total expenses of comparable funds within the applicable Fund’s Morningstar category for all but Class I shares in two Funds (which were 1 to 2 basis points higher). As it relates to Class A and Class C, the total expenses are at or below both the average and median total expenses of comparable funds with the applicable Fund’s Morningstar category for all except Class C shares of the All Cap Select Fund and Class A shares of the Short Duration Securitized Bond Fund (which were 1 to 5 basis points higher).

e)

Reasonableness of Investment Advisory Fees as Compared to Fees Charged to Other Clients. The Trustees reviewed the fees paid by each of the Adviser’s other clients, as well as a summary of the differences in services provided and how these differences affect fees, including the difference between serving as an adviser versus a sub-adviser. With limited exceptions, the Trustees observed that the investment advisory fees charged by the Adviser to the Funds were comparable to the investment advisory fees the Adviser charges its other similarly managed accounts (i.e., separately managed accounts).

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Diamond Hill Funds
Other Items
December 31, 2020 (Unaudited) (Continued)

f)

Profitability. The Trustees considered each Fund’s profitability to the Adviser and the Adviser’s methodology for calculating its profitability. The Trustees observed that the Adviser’s pre-tax profit margin under the Management Agreement represented a fair and entrepreneurial profit for managing the Funds. The Trustees discussed that the Adviser is also the administrator to the Funds and the Trustees reviewed a separate profitability analysis relating to the administrative services provided to the Funds. The Trustees noted that the profit margin under the Administration Agreement represented a fair and entrepreneurial profit for serving as administrator to the Funds.

g)

Economies of Scale. The Trustees reviewed the potential extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. They noted that while many advisory firms reduce fees as assets under management increase with predetermined break points, the Adviser has adopted a different strategy. The Trustees considered that rather than instituting break points, the Adviser has targeted its advisory fees to correspond to its mission to add value, meaning that rather than charging a lower fee on assets above a certain level, the Adviser prefers to close a strategy to new investors so that it can efficiently manage the Fund’s assets and attempt to fulfill its responsibility to add value to existing investors. The Trustees noted that one of the Funds currently is closed to most new investors. The Trustees also noted that the Adviser has a history of voluntarily reducing its fees under the Administration Agreement when asset growth allows for the sharing of economies of scale, with the most recent reduction having taken place on February 28, 2018.

h)

Ancillary Benefits. The Trustees considered ancillary benefits received by the Adviser as a result of its relationship with the Funds, including the ability to negotiate favorable commissions rates and have access to research that benefits all of the Adviser’s clients and the ability to serve as sub-adviser to other mutual funds. The Trustees noted that as administrator to the Funds the Adviser is expected to earn fees from the Funds for providing administrative services. The fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered revenue and expenses of the Administrator for providing financing arrangements related to the payment of commissions to financial intermediaries for the sale of Class C Shares of the Funds.

In their deliberations, there was a comprehensive consideration of each of the factors above in connection with each Fund, and the Trustees, all of whom qualify as Independent Trustees under the 1940 Act, concluded the compensation to be received by the Adviser from each Fund was fair and reasonable and the continuance of the Management Agreement for all of the Funds was in the best interests of each Fund and its shareholders.

162 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Funds
Schedule of Shareholder Expenses
Hypothetical Example of a $1,000 Investment at Beginning of Period
(Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees and sales charges (loads) as applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs or other fees that may apply, such as sales charges and fees for low balance accounts. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs and other fees were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at July 1, 2020 and held for the entire period from July 1, 2020 through December 31, 2020.

The Actual Expense example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense example below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)*		Funds annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Small Cap Fund
Class A	1,000.00	1,000.00	1,340.50	1,018.80	7.41	6.39	1.26%
Class C	1,000.00	1,000.00	1,335.00	1,015.03	11.80	10.18	2.01%
Class I	1,000.00	1,000.00	1,341.90	1,020.26	5.71	4.93	0.97%
Class Y	1,000.00	1,000.00	1,242.90	1,020.86	4.79	4.32	0.85%
Small-Mid Cap Fund
Class A	1,000.00	1,000.00	1,308.90	1,019.08	6.99	6.11	1.20%
Class C	1,000.00	1,000.00	1,304.40	1,015.31	11.32	9.90	1.95%
Class I	1,000.00	1,000.00	1,310.20	1,020.54	5.31	4.64	0.91%
Class Y	1,000.00	1,000.00	1,312.00	1,021.14	4.62	4.04	0.79%

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 163

Diamond Hill Funds
Schedule of Shareholder Expenses
Hypothetical Example of a $1,000 Investment at Beginning of Period
(Unaudited) (Continued)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)*		Funds annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Mid Cap Fund
Class A	1,000.00	1,000.00	1,298.30	1,019.79	6.14	5.40	1.06%
Class I	1,000.00	1,000.00	1,300.10	1,021.25	4.47	3.93	0.77%
Class Y	1,000.00	1,000.00	1,300.30	1,021.85	3.78	3.32	0.65%
Large Cap Fund
Class A	1,000.00	1,000.00	1,259.30	1,020.32	5.44	4.86	0.96%
Class C	1,000.00	1,000.00	1,254.70	1,016.55	9.69	8.66	1.71%
Class I	1,000.00	1,000.00	1,261.10	1,021.77	3.80	3.40	0.67%
Class Y	1,000.00	1,000.00	1,262.20	1,022.37	3.12	2.79	0.55%
All Cap Select Fund
Class A	1,000.00	1,000.00	1,394.80	1,019.31	6.98	5.88	1.16%
Class C	1,000.00	1,000.00	1,389.20	1,015.54	11.46	9.67	1.91%
Class I	1,000.00	1,000.00	1,396.40	1,020.76	5.24	4.42	0.87%
Class Y	1,000.00	1,000.00	1,397.10	1,021.37	4.52	3.81	0.75%
Long-Short Fund
Class A	1,000.00	1,000.00	1,145.20	1,017.93	7.73	7.28	1.43%
Class C	1,000.00	1,000.00	1,140.50	1,014.15	11.76	11.06	2.19%
Class I	1,000.00	1,000.00	1,147.00	1,019.38	6.18	5.81	1.14%
Class Y	1,000.00	1,000.00	1,147.60	1,019.99	5.53	5.20	1.02%
Global Fund
Class A	1,000.00	1,000.00	1,273.30	1,019.46	6.45	5.73	1.13%
Class I	1,000.00	1,000.00	1,275.40	1,020.91	4.81	4.27	0.84%
Class Y	1,000.00	1,000.00	1,276.40	1,021.52	4.12	3.66	0.72%
International Fund
Class A	1,000.00	1,000.00	1,270.00	1,019.36	6.56	5.83	1.15%
Class I	1,000.00	1,000.00	1,271.70	1,020.82	4.91	4.37	0.86%
Class Y	1,000.00	1,000.00	1,271.50	1,021.42	4.22	3.76	0.74%
Short Duration Fund
Class A	1,000.00	1,000.00	1,058.60	1,021.06	4.19	4.12	0.81%
Class I	1,000.00	1,000.00	1,060.30	1,022.52	2.69	2.64	0.52%
Class Y	1,000.00	1,000.00	1,060.80	1,023.13	2.07	2.03	0.40%
Core Bond Fund
Class A	1,000.00	1,000.00	1,013.70	1,021.32	3.85	3.86	0.76%
Class I	1,000.00	1,000.00	1,015.40	1,022.78	2.38	2.39	0.47%
Class Y	1,000.00	1,000.00	1,015.80	1,023.38	1.77	1.78	0.35%
Corporate Credit Fund
Class A	1,000.00	1,000.00	1,107.80	1,020.56	4.83	4.63	0.91%
Class C	1,000.00	1,000.00	1,104.20	1,016.78	8.79	8.42	1.66%
Class I	1,000.00	1,000.00	1,109.80	1,022.01	3.29	3.16	0.62%
Class Y	1,000.00	1,000.00	1,109.70	1,022.62	2.66	2.55	0.50%

164 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Funds
Schedule of Shareholder Expenses
Hypothetical Example of a $1,000 Investment at Beginning of Period
(Unaudited) (Continued)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)*		Funds annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
High Yield Fund
Class A	1,000.00	1,000.00	1,127.10	1,020.30	5.15	4.89	0.96%
Class I	1,000.00	1,000.00	1,127.70	1,021.75	3.60	3.42	0.67%
Class Y	1,000.00	1,000.00	1,130.20	1,022.35	2.96	2.81	0.55%

*

Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

You can find more information about the Fund’s expenses, including annual expense ratios for historical periods in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus. The prospectus presents hypothetical shareholder costs over various time periods based upon a $10,000 investment and a return of 5% a year. The standardized example, which appears in all mutual fund prospectuses, may be useful to you in comparing the costs of investing in different funds.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM 165

Diamond Hill Funds
Management of the Trust
(Unaudited)

Listed in the charts below is basic information regarding the Trustees and Officers of the Trust.

INDEPENDENT TRUSTEES:

Name/Address/[1] Age	Position(s) Held with Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) At Least The Last 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Tamara L. Fagely Year of Birth: 1958	Trustee	Since November 2014	Retired, January 2014 to present; Chief Operations Officer, Hartford Funds, 2012 to 2013; Chief Financial Officer, Hartford Funds, 2010 to 2012; Treasurer, Hartford Funds, 2001 to 2012.	13	Allianz Variable Insurance Products Trust and Allianz Variable Insurance Products Fund of Funds Trust, December 2017 to present; AIM ETF Products Trust, February 2020 to present
John T. Kelly-Jones Year of Birth: 1960	Trustee	Since May 2019	Retired, December 2017 to present; Partner, COO and CCO, Independent Franchise Partners, LLP June 2009 to November 2017.	13	None
D’Ray Moore Year of Birth: 1959	Chairperson Trustee	Since February 2014 Since August 2007	Retired, Community Volunteer, November 2001 to present.	13	Advisors Investment Trust, July 2011 to present
Nancy M. Morris Year of Birth: 1952	Trustee	Since May 2019	Retired, August 2018 to present; Chief Compliance Officer, Wellington Management Company LLP April 2012 to July 2018.	13	The Arbitrage Funds, December 2018 to present, AltShares Trust January 2020 to present

166 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2020 | DIAMOND-HILL.COM

Diamond Hill Funds
Management of the Trust
(Unaudited) (Continued)

PRINCIPAL OFFICERS:

Name/Address/[1] Age	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) At Least The Last 5 Years
Thomas E. Line Year of Birth: 1967	President	Since May 2020

Chief Executive Officer of the Trust, November 2014 to May 2020; Chief Financial Officer of Diamond Hill Investment Group, Inc., January 2015 to present; Managing Director - Finance of Diamond Hill Investment Group, Inc., April 2014 to December 2014.

Karen R. Colvin Year of Birth: 1966	Vice President Secretary	Since November 2011 Since November 2014	Director-Fund Administration & Sales Support, Diamond Hill Capital Management, Inc., June 2009 to present.
Gary R. Young Year of Birth: 1969	Chief Compliance Officer	Since May 2020

President of the Trust, November

2014 to May 2020; Secretary of the Trust, May 2004 to November 2014; Chief Administrative Officer of the Trust, October 2010 to November 2014; Chief Risk Officer of Diamond Hill Capital Management, Inc. May 2020 to present; Chief Compliance Officer of Diamond Hill Capital Management Inc., October 2010 to present; Controller of Diamond Hill Investment Group, Inc., April 2004 to March 2015.

Julie A. Roach Year of Birth: 1971	Treasurer	Since October 2017	Director-Fund Administration, Diamond Hill Capital Management, Inc., September 2017 to present; Assistant Treasurer - Head of Valuation Oversight, J.P. Morgan Asset Management, August 2012 to 2017.

[1]	The address of each Trustee and Officer is 325 John H. McConnell Boulevard — Suite 200, Columbus, Ohio 43215.

[2]

Each Trustee is elected to serve in accordance with the Declaration of Trust and Bylaws of the Trust until their resignation, removal or retirement. Trustees have a 15-year term limit. Each Officer is elected by the Trustees for a 1-year term to serve the Trust or until their resignation, removal or retirement.

The Statement of Additional Information contains additional information about the Trustees and is available without charge on www.diamond-hill.com or by calling 1-888-226-5595.

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INVESTMENT ADVISER: DIAMOND HILL CAPITAL MANAGEMENT, INC.

DISTRIBUTOR: FORESIDE FINANCIAL SERVICES, LLC (MEMBER FINRA)

DIAMOND-HILL.COM | 855.255.8955 | 325 JOHN H. MCCONNELL BLVD | SUITE 200 | COLUMBUS, OHIO | 43215

DH-AR123120

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Ms. Tamara L. Fagely, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. Audit fees totaled $180,500 and $201,000 in fiscal 2020 and 2019, respectively. 2020 and 2019 fees include fees associated with the annual audit and filings of the registrant’s Form N-1A and Form N-CEN.

(b) Audit-Related Fees. There were no audit-related fees in fiscal 2020 and 2019.

(c) Tax Fees. Fees for tax compliance services totaled $63,000 and $58,500 in fiscal 2020 and 2019, respectively.

(d) All Other Fees. All other fees totaled $0 and $8,494 in fiscal 2020 and 2019, respectively.

(e)(1) Audit Committee Pre-Approval Policies. The Audit Committee’s pre-approval policies describe the types of audit, audit-related, tax and other services that may receive the general pre-approval of the Audit Committee. The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee. The pre-approval policies further provide that the Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services,” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-CEN and Form N-CSR), tax services that have historically been provided by the auditor that the Committee believes would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence and permissible non-audit services classified as “all other services” that are routine and recurring services.

(e)(2) All of the services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f) During the audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employee.

(g) The aggregate non-audit fees for services to the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $0 and $37,000 in 2020 and 2019, respectively.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included in the Annual Report to Shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affected, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of Ethics for Senior Financial Officers is filed herewith.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)	Not applicable.

(a)(4)	Change in the registrant’s independent public accountants: Not applicable

(b)	Certification required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Diamond Hill Funds

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, Chief Executive Officer

Date:	February 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, Chief Executive Officer

Date:	February 22, 2021

By (Signature and Title)	/s/ Julie A. Roach
Julie A. Roach, Principal Financial Officer

Date:	February 22, 2021